                          [PACIFIC CAPITAL FUNDS LOGO]

                                  June 1, 2004

                              New Asia Growth Fund
                            International Stock Fund
                                 Small Cap Fund
                                  Mid-Cap Fund
                               Growth Stock Fund
                             Growth and Income Fund
                                   Value Fund
                         Diversified Fixed Income Fund
                            Tax-Free Securities Fund
               Short Intermediate U.S. Government Securities Fund
                  Tax-Free Short Intermediate Securities Fund
                          Ultra Short Government Fund

                          Class A, Class B and Class C
                                 Retail Shares

--------------------------------------------------------------------------------
        The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   QUESTIONS?
                  Call 800-258-9232 between 8 a.m. and 9 p.m.
            Eastern time or contact your investment representative.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [icon]
Carefully review this                             3  New Asia Growth Fund
important section, which                          7  International Stock Fund
summarizes each Fund's                           11  Small Cap Fund
investments, risks, past                         15  Mid-Cap Fund
performance, and fees.                           18  Growth Stock Fund
                                                 22  Growth and Income Fund
                                                 26  Value Fund
                                                 30  Diversified Fixed Income Fund
                                                 34  Tax-Free Securities Fund
                                                 38  Short Intermediate U.S. Government Securities Fund
                                                 42  Tax-Free Short Intermediate Securities Fund
                                                 46  Ultra Short Government Fund

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS

                                      [icon]
Review this section for                          50  New Asia Growth Fund
details on each Fund's                           50  International Stock Fund
investment strategies and                        51  Small Cap Fund
risks.                                           51  Mid-Cap Fund
                                                 52  Growth Stock Fund
                                                 52  Growth and Income Fund
                                                 52  Value Fund
                                                 53  Diversified Fixed Income Fund
                                                 53  Tax-Free Securities Fund
                                                 54  Short Intermediate U.S. Government Securities Fund
                                                 54  Tax-Free Short Intermediate Securities Fund
                                                 55  Ultra Short Government Fund
                                                 55  Discussion of Risks

                                                FUND MANAGEMENT

                                      [icon]
Review this section for                          58  The Investment Adviser
details on the people and                        58  The Sub-Advisers
organizations who oversee                        59  Portfolio Managers
the Funds.                                       61  The Distributor, Administrator and
                                                     Sub-Administrator

                                                SHAREHOLDER INFORMATION

                                      [icon]
Review this section for                          62  Pricing of Fund Shares
details on how shares are                        63  Purchasing and Adding to Your Shares
valued, how to purchase,                         66  Selling Your Shares
sell and exchange shares,                        68  General Policies on Selling Shares
related charges, and                             70  Distribution Arrangements/Sales Charges
payments of dividends and                        77  Exchanging Your Shares
distributions.                                   79  Dividends, Distributions and Taxes

                                                FINANCIAL HIGHLIGHTS

                                      [icon]
Review this section for                          81
details on selected
financial highlights of the
Funds.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES    NEW ASIA GROWTH FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in common
    INVESTMENT STRATEGIES             and preferred stocks of companies located in the countries of Asia (other than Japan) and securities that are
                                      convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly
                                      through other investment companies or trusts that invest the majority of their assets in such securities. Asian countries include, but are not limited to, Hong Kong, China, India,
                                      Indonesia, South Korea, Malaysia, the Philippines,
                                      Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and
                                      Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded
                                      principally on a securities exchange in the country. The
                                      Fund does not limit its investments to any particular type or size of company. The Fund focuses on companies whose
                                      earnings its Sub-Adviser, First State (Hong Kong) LLC,
                                      expects to grow or whose share price it believes is
                                      undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed
                                      markets. The values of the Fund's convertible securities are also affected by interest rates. Since the Fund invests
                                      significantly in securities of issuers in one or more Asian countries, such as Hong Kong and Taiwan, and issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it also will be affected by a variety of economic and political factors specific to those
                                      countries.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          emerging country stocks
                                        - are investing for long-term goals
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - regular income
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1996                                                                             16.00
97                                                                              -24.64
98                                                                              -11.10
99                                                                               97.03
00                                                                              -34.02
01                                                                                3.85
02                                                                              -15.72
03                                                                               43.40

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 9.23%.

      Best quarter:          Q4  1999   44.64%
      Worst quarter:         Q2  1998  -27.20%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
The chart and table on this page show how the New Asia Growth Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Morgan Stanley Capital International
(MSCI) All Country (AC) Far East Free Index (excluding Japan), a widely recognized index of stock markets in that region.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                         PERFORMANCE       PAST       PAST 5         SINCE
                                          INCEPTION        YEAR       YEARS        INCEPTION
 CLASS A (with 5.25% sales charge)         2/15/95
  -- Before Taxes                                          35.82%      9.10%          3.28%
  -- After Taxes on Distributions                          35.65%      9.08%          2.61%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                   23.31%      7.91%          2.38%
 CLASS B (with applicable CDSC)*           2/15/95         38.48%      9.43%          3.46%
 CLASS C (with applicable CDSC)*           2/15/95         42.48%      9.57%          3.46%
 MSCI AC FAR EAST FREE INDEX**
 (excluding Japan)                         2/28/95         44.96%      5.71%         -1.68%

* Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   C SHARES
 Maximum sales charge (load) on
 purchases (as a % of offering
 price)                               5.25%(1,4)   None      None
 Maximum deferred sales charge
 (load) (as a % of offering price
 or sale price, whichever is less)     None(2)   5.00%(3)   1.00%(5)
 Redemption/Exchange Fee (as a
 percentage of amount redeemed or
 exchanged)*                          2.00%      2.00%      2.00%
 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   C SHARES
 Management fee**                     0.90%      0.90%      0.90%
 Distribution (12b-1) fee            0.75%**     1.00%      1.00%
 Other expenses**                     0.96%      0.96%      0.96%
 Total Fund operating expenses**      2.61%      2.86%      2.86%

* A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.
** The Management fee includes fees of 0.40% payable to the Adviser and 0.50% payable to the Sub-Adviser. The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%, and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 2.10%, 2.85% AND 2.85% FOR CLASS A, B AND C SHARES, RESPECTIVELY. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 2.22% and 2.97% for Class A and B shares, respectively. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------

(1) Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

(3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

(5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


EXPENSE EXAMPLE

                                     1       3        5        10
                                    YEAR   YEARS    YEARS    YEARS
 CLASS A SHARES                     $775   $1,294   $1,838   $3,315
 CLASS B SHARES
   Assuming redemption              $789   $1,186   $1,708   $3,127
   Assuming no redemption           $289   $  886   $1,508   $3,127
 CLASS C SHARES
   Assuming redemption              $389   $  886   $1,508   $3,185
   Assuming no redemption           $289   $  886   $1,508   $3,185

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]
            RISK/RETURN SUMMARY AND FUND EXPENSES     INTERNATIONAL STOCK

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests primarily in common stocks, common stock
    INVESTMENT STRATEGIES             equivalents (such as preferred or debt securities
                                      convertible into common stock), and preferred stocks of
                                      foreign companies, and at least 80% of its net assets in
                                      such securities of domestic and foreign companies. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment
                                      policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign
                                      companies. The Fund does not limit its investments to any
                                      particular type or size of company or to any region of the world, including emerging markets countries. The Fund's
                                      Sub-Adviser, Hansberger Global Investors, Inc., incorporates a risk-control framework to control economic sector and
                                      regional weightings.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed
                                      markets. Since issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it
                                      will also be affected by a variety of economic and political factors specific to those countries. The values of the
                                      Fund's convertible securities, if any, are also affected by interest rates; if rates rise, the values of convertible
                                      securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in foreign stocks
                                        - are investing for long-term goals
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1999                                                                             69.90
2000                                                                            -25.12
2001                                                                            -29.53
2002                                                                            -19.64
2003                                                                             31.97

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 3.63%.

      Best quarter:          Q4  1999   44.31%
      Worst quarter:         Q3  2002  -19.63%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
The chart and table on this page show how the International Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to (i) its current benchmark index, the Morgan Stanley Capital International (MSCI) All Country World Free (ACWI) ex-US Index, which is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States, and (ii) its former benchmark index, the MSCI Europe, Australasia and Far East (EAFE) Index, which is unmanaged and is generally representative of the performance of major stock markets in those regions.
Both the chart and the table assume reinvestment of dividends and distributions. Each reflects performance information during a time when the Fund was managed using different investment strategies and a different benchmark index, which may affect performance. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                         PERFORMANCE       PAST        PAST           SINCE
                                         INCEPTION*       YEAR*      5 YEARS*      INCEPTION*
 CLASS A (with 5.25% sales charge)         12/2/98
  -- Before Taxes                                          25.12%      -2.06%         -1.10%
  -- After Taxes on Distributions                          25.12%      -3.62%         -2.65%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                   16.33%      -2.42%         -1.60%
 CLASS B (with applicable CDSC)**          12/2/98         27.22%      -1.78%         -0.82%
 CLASS C (with applicable CDSC)**          12/2/98         31.22%      -1.63%         -0.67%
 MSCI ACWI EX-US INDEX***                 11/30/98         41.41%       1.55%          2.20%
 MSCI EAFE INDEX***                       11/30/98         39.17%       0.26%          1.03%

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 20, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

  RISK/RETURN SUMMARY AND FUND EXPENSES          INTERNATIONAL STOCK FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   C SHARES
 Maximum sales charge (load) on
 purchases (as a % of offering
 price)                              5.25%(1,4)    None      None
 Maximum deferred sales charge
 (load) (as a % of offering price
 or sale price, whichever is less)   None(2)    5.00%(3)   1.00%(5)
 Redemption/Exchange Fee (as a
 percentage of amount redeemed or
 exchanged)*                           2.00%      2.00%     2.00%
 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   C SHARES
 Management fee**                      1.05%      1.05%     1.05%
 Distribution (12b-1) fee              0.75%**    1.00%     1.00%
 Other expenses                        0.59%      0.59%     0.59%
 Total Fund operating expenses**       2.39%      2.64%     2.64%

* A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.

** Restated to reflect a lower sub-advisory fee due to a change in Sub-Adviser. The Management fee includes fees of 0.45% payable to the Adviser and 0.60% payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee to 0.35%, and the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 1.79%, 2.54% AND 2.54% FOR CLASS A, B AND C SHARES, RESPECTIVELY. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 2.22% and 2.97% for Class A and B shares, respectively. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

--------------------
CONTINGENT DEFERRED
SALES CHARGE
As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
--------------------

(1) Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

(3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

(4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

(5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


                                             EXPENSE EXAMPLE

                                                                                 1       3        5        10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                CLASS A SHARES                  $754   $1,231   $1,733   $3,108
                                                CLASS B SHARES
                                                  Assuming redemption           $767   $1,120   $1,600   $2,913
                                                  Assuming no redemption        $267   $  820   $1,400   $2,913
                                                CLASS C SHARES
                                                  Assuming redemption           $367   $  820   $1,400   $2,973
                                                  Assuming no redemption        $267   $  820   $1,400   $2,973

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:
  - $10,000 investment in the
    Fund
  - 5% annual return
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES          SMALL CAP FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a
    INVESTMENT STRATEGIES             diversified portfolio of common stocks of smaller U.S.
                                      companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-
                                      fundamental investment policy.) The Fund currently considers
                                      "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell
                                      2000(R) Value Index at the time of purchase (approximately
                                      $16 million to $2.7 billion as of March 31, 2004). The Fund focuses on stocks its Sub-Adviser, Nicholas-Applegate
                                      Capital Management, believes are undervalued, fundamentally strong and undergoing positive change.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in small cap stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1999                                                                             -1.63
2000                                                                             26.52
2001                                                                             25.09
2002                                                                             -8.81
2003                                                                             55.62

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 6.96%.

      Best quarter:          Q2  2003   24.42%
      Worst quarter:         Q3  2002  -20.01%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000(R) Value Index, an unmanaged index comprised of securities in the Russell 2000(R) Index with a less-than-average growth orientation.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                         PERFORMANCE       PAST       PAST 5         SINCE
                                         INCEPTION*       YEAR*       YEARS*      INCEPTION*
 CLASS A (with 5.25% sales charge)         12/3/98
  -- Before Taxes                                          47.44%      15.92%        16.22%
  -- After Taxes on Distributions                          46.55%      13.39%        13.73%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                   31.03%      12.30%        12.60%
 CLASS B (with applicable CDSC)**          12/3/98         50.46%      16.16%        16.46%
 CLASS C (with applicable CDSC)**          12/3/98         54.46%      16.27%        16.56%
 RUSSELL 2000(R) VALUE INDEX***           11/30/98         46.03%      12.28%        12.75%

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 20, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   C SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               5.25%(1,4)   None      None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2)   5.00%(3)  1.00%(5)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   C SHARES

                                                Management fee*                      1.10%      1.10%      1.10%
                                                Distribution (12b-1) fee            0.75%*      1.00%      1.00%
                                                Other expenses                       0.35%      0.35%      0.35%
                                                Total Fund operating expenses*       2.20%      2.45%      2.45%

                                     * The Management fee includes fees of 0.50% payable to the Adviser and 0.60% payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee to 0.40%, and the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 1.60%, 2.35% AND 2.35% FOR CLASS A, B
                                     AND C SHARES, RESPECTIVELY. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 2.22% and 2.97% for A and B shares, respectively. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


                                               EXPENSE EXAMPLE

                                                                                    1       3        5        10
                                                                                   YEAR   YEARS    YEARS    YEARS

                                                CLASS A SHARES                     $736   $1,177   $1,643   $2,926
                                                CLASS B SHARES
                                                  Assuming redemption              $748   $1,064   $1,506   $2,725
                                                  Assuming no redemption           $248   $  764   $1,306   $2,725
                                                CLASS C SHARES
                                                  Assuming redemption              $348   $  764   $1,306   $2,586
                                                  Assuming no redemption           $248   $  764   $1,306   $2,586

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID-CAP FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a
    INVESTMENT STRATEGIES             diversified portfolio of common stocks of U.S. companies
                                      within the market capitalization range of the S&P MidCap 400
                                      Index (approximately $410 million to $11.3 billion as of
                                      March 31, 2004) and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this
                                      non-fundamental investment policy.) The Fund focuses on
                                      stocks its Sub-Adviser, Bankoh Investment Partners, LLC,
                                      believes are undervalued, fundamentally strong and
                                      undergoing positive change. The Sub-Adviser's management
                                      team endeavors to add value through individual security
                                      selection rather than through industry selection, and
                                      employs an active process combining quantitative research
                                      and fundamental analysis.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid sized
                                      companies fluctuate more than larger more established
                                      companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          mid-cap stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

    FUND PERFORMANCE                  Because the Fund is new, it does not have a full calendar
                                      year performance record to compare against other mutual
                                      funds or broad measures of securities market performance
                                      such as indices.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)        A SHARES   C SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering price)    5.25%(1,3)   None
                                                Maximum deferred sales charge (load)
                                                (as a % of offering price or sale
                                                price, whichever is less)                None(2)   1.00%(4)
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)           A SHARES   C SHARES

                                                Management fee*                         0.80%      0.80%
                                                Distribution (12b-1) fee               0.75%*      1.00%
                                                Other expenses**                        0.39%      0.39%
                                                Total Fund operating expenses*          1.94%      2.19%

                                     * The Management fee includes fees of 0.60% payable to the Adviser and 0.20% payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee, the Distributor is limiting the 12b-1 fee for Class A shares to 0.25% and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE ESTIMATED TO BE 1.05% AND 1.80% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY. Any or all expense limitations may be revised or canceled at any time.

                                     ** Other expenses are estimates, as the
                                     Fund had not been operating for six months as of the date of this prospectus.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (4) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 16

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               EXPENSE EXAMPLE

                                                                                       1       3
                                                                                      YEAR   YEARS

                                                CLASS A SHARES                        $712   $1,102
                                                CLASS C SHARES
                                                  Assuming redemption                 $322   $  685
                                                  Assuming no redemption              $222   $  685

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES       GROWTH STOCK FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, dividend income

    PRINCIPAL INVESTMENT              The Fund invests at least 80% of its net assets in a diversified portfolio
    STRATEGIES                        of common stocks of U.S. and foreign companies with market capitalizations
                                      (total market price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks. (The
                                      Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) The Fund may invest a significant portion of its assets in smaller and newer companies. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.
                                      Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in countries where the Fund invests. The values of the
                                      Fund's convertible securities are also affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - regular income
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1994                                                                             -1.22
95                                                                               29.79
96                                                                               14.75
97                                                                               30.19
98                                                                               35.58
99                                                                               36.76
00                                                                               -3.22
01                                                                              -23.41
02                                                                              -34.17
03                                                                               26.94

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS -1.08%.

The chart and table on this page show how the Growth Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Russell 1000(R) Growth Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q4  1999   30.04%
      Worst quarter:         Q1  2001  -24.17%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                          INCEPTION        YEAR       YEARS         YEARS
 CLASS A (with 5.25% sales charge)         11/1/93
  -- Before Taxes                                         20.35%      -4.30%        7.63%
  -- After Taxes on Distributions                         20.35%      -6.69%        5.28%
  -- After Taxes on Distributions and
     Sale of Fund Shares                                  13.23%      -3.95%        6.11%
 CLASS B (with applicable CDSC)*           11/1/93        21.96%      -4.06%        7.76%
 CLASS C (with applicable CDSC)*           11/1/93        25.96%      -3.95%        7.76%
 RUSSELL 1000(R) GROWTH INDEX**            11/1/93        29.75%      -5.11%        9.21%

* Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES        A        B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                              5.25%(1,4)  None   None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)    None(2) 5.00%(3) 1.00%(5)
                                                ANNUAL FUND OPERATING EXPENSES          A        B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

                                                Management fee                      0.80%    0.80%    0.80%
                                                Distribution (12b-1) fee            0.75%*   1.00%    1.00%
                                                Other expenses                      0.30%    0.30%    0.30%
                                                Total Fund operating expenses       1.85%*   2.10%    2.10%

                                     * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE 1.35% FOR CLASS A SHARES. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 20

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


   EXPENSE EXAMPLE

                                     1       3        5        10
                                    YEAR   YEARS    YEARS    YEARS
 CLASS A SHARES                     $703   $1,076   $1,473   $2,580
 CLASS B SHARES
   Assuming redemption              $713   $  958   $1,329   $2,368
   Assuming no redemption           $213   $  658   $1,129   $2,368
 CLASS C SHARES
   Assuming redemption              $313   $  658   $1,129   $2,431
   Assuming no redemption           $213   $  658   $1,129   $2,431

After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES  GROWTH AND INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             high quality, dividend paying common stocks of U.S.
                                      companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and securities that are convertible into such common stocks. The
                                      Fund focuses on companies whose earnings are growing at
                                      above average rates in relation to other companies in their industries. The Fund seeks to produce a gross yield that
                                      approximates the average gross yield for companies in the
                                      S&P 500(R) Stock Index.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities, if any, are also affected by
                                      movements in interest rates; if rates rise, the values of
                                      convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income consistent with the dividend yield
                                      of the S&P 500(R) Stock Index
                                        - want potential capital appreciation and are willing to
                                        accept higher risks associated with investing in stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1994                                                                              0.23
95                                                                                26.3
96                                                                               18.39
97                                                                               33.58
98                                                                               28.53
99                                                                               23.22
00                                                                                -4.2
01                                                                              -19.38
02                                                                               -28.7
03                                                                               25.28

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 1.10%.

The chart and table on this page show how the Growth and Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the S&P 500(R) Stock Index, a widely recognized index of U.S. common stocks.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q4  1998   24.15%
      Worst quarter:         Q1  2001  -18.77%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                      PERFORMANCE       PAST       PAST 5        PAST 10
                                      INCEPTION*       YEAR*       YEARS*        YEARS*
 CLASS A (with 5.25% sales charge)     10/31/77
  -- Before Taxes                                      18.73%      -4.23%          7.56%
  -- After Taxes on Distributions                      18.69%      -5.39%           n/a
  -- After Taxes on Distributions
     and Sale of Fund Shares                           12.21%      -3.70%           n/a
 CLASS B (with applicable CDSC)**      10/31/77        20.73%      -4.06%          7.66%
 CLASS C (with applicable CDSC)**      10/31/77        24.23%      -3.92%          7.66%
 S&P 500(R) STOCK INDEX***             10/31/77        28.67%      -0.57%         11.06%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with each class of the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES        A        B        C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES   SHARES   SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                              5.25%(1,4)  None   None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price)    None(2) 5.00%(3) 1.00%(5)
                                                ANNUAL FUND OPERATING EXPENSES          A        B        C
                                                (FEES PAID FROM FUND ASSETS)        SHARES   SHARES   SHARES

                                                Management fee                      0.80%    0.80%    0.80%
                                                Distribution (12b-1) fee            0.75%*   1.00%    1.00%
                                                Other expenses                      0.32%    0.32%    0.32%
                                                Total Fund operating expenses       1.87%*   2.12%    2.12%

                                     * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE 1.37% FOR CLASS A SHARES. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 24

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


   EXPENSE EXAMPLE

                                     1       3        5        10
                                    YEAR   YEARS    YEARS    YEARS
 CLASS A SHARES                     $705   $1,082   $1,483   $2,600
 CLASS B SHARES
   Assuming redemption              $715   $  964   $1,339   $2,383
   Assuming no redemption           $215   $  664   $1,139   $2,388
 CLASS C SHARES
   Assuming redemption              $315   $  664   $1,139   $2,452
   Assuming no redemption           $215   $  664   $1,139   $2,452

After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   RISK/RETURN SUMMARY AND FUND EXPENSES              VALUE FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than
                                      $1 billion and securities that are convertible into such
                                      common stocks. The Fund focuses on companies whose cash
                                      flow-to-price ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                        accept the higher risks associated with investing in
                                          stocks
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1999                                                                              8.75
2000                                                                              3.32
2001                                                                             -5.89
2002                                                                            -24.34
2003                                                                             27.23

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 1.67%.

      Best quarter:          Q2  2003   17.56%
      Worst quarter:         Q3  2002  -20.44%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

The chart and table on this page show how the Value Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 1000(R) Value Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                      PERFORMANCE       PAST       PAST 5         SINCE
                                      INCEPTION*       YEAR*       YEARS*      INCEPTION*
 CLASS A (with 5.25% sales charge)      12/3/98
  -- Before Taxes                                      20.51%      -0.72%         -0.18%
  -- After Taxes on Distributions                      20.34%      -2.12%         -1.57%
  -- After Taxes on Distributions
     and Sale of Fund Shares                           13.51%      -1.34%         -0.88%
 CLASS B (with applicable CDSC)**       12/3/98        22.39%      -0.55%         -0.02%
 CLASS C (with applicable CDSC)**       12/3/98        26.39%      -0.38%          0.14%
 RUSSELL 1000(R) VALUE INDEX***        11/30/98        30.03%       3.56%          4.19%

* Class A, Class B and Class C shares were not in existence prior to December 8, 1998, December 13, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through such inception dates is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES         A          B          C
                                                (EXPENSES PAID BY YOU DIRECTLY)     SHARES     SHARES     SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               5.25%(1,4)   None      None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2)   5.00%(3)   1.00%(5)
                                                ANNUAL FUND OPERATING EXPENSES           A          B          C
                                                (FEES PAID FROM FUND ASSETS)        SHARES     SHARES     SHARES

                                                Management fee                       0.80%      0.80%      0.80%
                                                Distribution (12b-1) fee             0.75%*     1.00%      1.00%
                                                Other expenses                       0.27%      0.27%      0.27%
                                                Total Fund operating expenses       1.82%*      2.07%      2.07%

                                     * The Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER ARE 1.32% FOR CLASS A SHARES. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 28

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


   EXPENSE EXAMPLE

                                     1       3        5        10
                                    YEAR   YEARS    YEARS    YEARS
 CLASS A SHARES                     $700   $1,067   $1,458   $2,550
 CLASS B SHARES
   Assuming redemption              $710   $  949   $1,314   $2,336
   Assuming no redemption           $210   $  649   $1,114   $2,336
 CLASS C SHARES
   Assuming redemption              $310   $  649   $1,114   $2,400
   Assuming no redemption           $210   $  649   $1,114   $2,400

After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses
Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]
                                                        DIVERSIFIED FIXED

   RISK/RETURN SUMMARY AND FUND EXPENSES             INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income

    PRINCIPAL                         The Fund invests at least 80% of its net assets in fixed
    INVESTMENT STRATEGIES             income securities (the Fund will provide its shareholders
                                      with at least 60 days' prior notice of any change in this
                                      non-fundamental investment policy). Most of its investments are debt securities issued or guaranteed by the U.S.
                                      Government, its agencies and instrumentalities and in
                                      investment grade corporate debt securities rated A or better by Standard & Poor's. However, it may invest up to 20% of
                                      its total assets in investment grade debt securities rated
                                      BBB (or its equivalent) or higher issued by U.S. companies and state and local government issuers. It may invest up to
                                      25% of its total assets in investment grade
                                      dollar-denominated debt securities of foreign companies and government issuers. The Fund focuses on maximizing income
                                      consistent with prudent investment risk, and varies the
                                      average maturity of its investment portfolio from time to
                                      time in response to actual and expected market and economic changes.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in
                                      are neither issued nor guaranteed by the U.S. Government,
                                      and may be supported only by the ability of the issuer to
                                      borrow from the U.S. Treasury or by the credit of the
                                      issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. The performance of foreign securities depends on
                                      different political and economic environments and other
                                      overall economic conditions in countries where the Fund
                                      invests.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - stability of principal
                                        - income exempt from federal and state taxes
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1994                                                                             -8.90
95                                                                               23.24
96                                                                               -0.75
97                                                                                8.43
98                                                                                9.63
99                                                                               -4.46
00                                                                               11.86
01                                                                                7.28
02                                                                               11.61
03                                                                                3.22

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 2.72%.

The chart and table on this page show how the Diversified Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Merrill Lynch Corporate & Government Master Index, a widely recognized index of U.S. corporate and U.S. Government bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q2  1995    7.79%
      Worst quarter:         Q1  1994   -5.86%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR*    YEARS*   YEARS*
 CLASS A (with 4.00% sales charge)   10/31/77
  -- Before Taxes                                 -0.91%   4.85%     5.33%
  -- After Taxes on Distributions                 -2.60%   2.76%       n/a
  -- After Taxes on Distributions
     and Sale of Fund Shares                      -0.40%   2.84%       n/a
 CLASS B (with applicable CDSC)**    10/31/77     -1.46%   4.77%     5.32%
 CLASS C (with applicable CDSC)**    10/31/77      2.44%   4.94%     5.32%
 MERRILL LYNCH CORPORATE &
 GOVERNMENT MASTER INDEX***          10/31/77      4.54%   6.64%     6.99%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (EXPENSES PAID BY YOU DIRECTLY)     A SHARES         B SHARES         C SHARES

 Maximum sales charge (load) on
 purchases (as a % of offering
 price or sale price, whichever is
 less)                                 4.00%(1,4)       None             None
 Maximum deferred sales charge
 (load) (as a % of offering price)   None(2)            5.00%(3)       1.00%(5)
 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)        A SHARES         B SHARES         C SHARES

 Management fee*                       0.60%            0.60%           0.60%
 Distribution (12b-1) fee              0.75%*           1.00%           1.00%
 Other expenses                        0.27%            0.27%           0.27%
 Total Fund operating expenses*        1.62%            1.87%           1.87%

* The Adviser is limiting the Management fee to 0.45%, and the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.97%, 1.72% AND 1.72% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Any or all expense limitations may be revised or canceled at any time.
The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE
As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 32

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                               EXPENSE EXAMPLE

                                                                                    1      3       5        10
                                                                                   YEAR   YEARS  YEARS    YEARS
                                                CLASS A SHARES                     $558   $891   $1,246   $2,245
                                                CLASS B SHARES
                                                  Assuming redemption              $690   $888   $1,211   $2,125
                                                  Assuming no redemption           $190   $588   $1,011   $2,125
                                                CLASS C SHARES
                                                  Assuming redemption              $290   $588   $1,011   $2,190
                                                  Assuming no redemption           $190   $588   $1,011   $2,190

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]
            RISK/RETURN SUMMARY AND FUND EXPENSES     TAX-FREE SECURITIES

   FUND

                         RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE          - High current income that is exempt from federal and Hawaii income tax

    PRINCIPAL                     The Fund normally invests at least 80% of its net assets in
    INVESTMENT STRATEGIES         investment grade municipal obligations -- debt securities
                                  that pay interest which is exempt from both federal income tax and the federal alternative minimum tax. (This
                                  fundamental policy cannot be changed without shareholder
                                  approval.) In addition, to provide double tax exempt income, the Fund normally invests 50-60% of its net assets in Hawaii municipal obligations -- debt securities issued by or on
                                  behalf of the State of Hawaii and its political
                                  subdivisions, agencies and instrumentalities that pay
                                  interest which is exempt from Hawaii personal income tax as well as federal income tax. The Fund focuses on maximizing tax exempt income consistent with prudent investment risk, and varies the average maturity of its investment portfolio from time to time in response to actual and expected
                                  interest rate movements as well as other market and economic conditions.

    PRINCIPAL                     Because the value of and income generated by the Fund's
    INVESTMENT RISKS              investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                  Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                  The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                  rates rise, the values of debt securities generally fall.
                                  The longer the average maturity of the Fund's investment
                                  portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                  response to events affecting the issuer or its credit
                                  rating. A portion of the Fund's net assets (normally not
                                  more than 20%) may be invested in securities that pay
                                  interest which is subject to the federal alternative minimum tax.
                                  The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                  significantly in securities of issuers in Hawaii, it also
                                  will be affected by a variety of Hawaiian economic and
                                  political factors.

    WHO MAY                       Consider investing in the Fund if you:
    WANT TO INVEST?                 - want current income that is exempt from federal and
                                      Hawaii income taxes
                                    - want a high level of liquidity
                                    - want professional portfolio management
                                  This Fund is not appropriate for anyone seeking:
                                    - guaranteed safety of principal
                                    - income that is not subject to federal alternative
                                      minimum tax
                                    - capital appreciation

                                  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                  Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES          TAX-FREE SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1994                                                                             -7.46
95                                                                               17.46
96                                                                                3.04
97                                                                                8.10
98                                                                                6.15
99                                                                               -3.33
00                                                                               10.88
01                                                                                4.03
02                                                                                9.24
03                                                                                4.65

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 1.28%.

The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

      Best quarter:          Q1  1995    7.42%
      Worst quarter:         Q1  1994   -6.10%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                         PERFORMANCE       PAST       PAST 5       PAST 10
                                         INCEPTION*       YEAR*       YEARS*       YEARS*
 CLASS A (with 4.00% sales charge)        10/31/77
  -- Before Taxes                                          0.43%       4.13%        4.63%
  -- After Taxes on Distributions                          0.33%       4.02%         n/a
  -- After Taxes on Distributions and
     Sale of Fund Shares                                   1.71%       4.10%         n/a
 CLASS B (with applicable CDSC)**         10/31/77         0.13%       4.05%        4.65%
 CLASS C (with applicable CDSC)**         10/31/77         3.87%       4.22%        4.65%
 LEHMAN BROTHERS
 MUNICIPAL BOND INDEX***                  10/31/77         5.31%       5.83%        6.02%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class B and Class C shares of the Fund commenced operations on March 2, 1998 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through March 2, 1998 is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   C SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               4.00%(1,4)   None      None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2)   5.00%(3)   1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   C SHARES

                                                Management fee*                      0.60%      0.60%      0.60%
                                                Distribution (12b-1) fee             0.75%*     1.00%      1.00%
                                                Other expenses                       0.26%      0.26%      0.26%
                                                Total Fund operating expenses*       1.61%      1.86%      1.86%

                                     * The Adviser is limiting the Management fee to 0.45%, and the Distributor is limiting the 12b-1 fee for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.96%, 1.71% AND 1.71% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a CDSC of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 36

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


   Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

     - $10,000 investment in the Fund
     - 5% annual return
     - no changes in the Fund's operating expenses

   Because this example is hypothetical and for comparison only, your actual costs may be different.
EXPENSE EXAMPLE

                                                                                  1      3       5        10
                                                                                 YEAR   YEARS  YEARS    YEARS
                                                CLASS A SHARES                   $557   $888   $1,241   $2,235
                                                CLASS B SHARES
                                                  Assuming redemption            $689   $885   $1,206   $2,115
                                                  Assuming no redemption         $189   $585   $1,006   $2,115
                                                CLASS C SHARES
                                                  Assuming redemption            $289   $585   $1,006   $2,180
                                                  Assuming no redemption         $189   $585   $1,006   $2,180

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.

 [icon]
                                                  SHORT INTERMEDIATE U.S.
            RISK/RETURN SUMMARY AND FUND EXPENSES   GOVERNMENT SECURITIES

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL                         The Fund invests 100% of its total investable assets in
    INVESTMENT STRATEGIES             bonds, notes and bills issued by the U.S. Government and its agencies, and in repurchase agreements for which those
                                      securities are held as collateral. (The Fund will provide
                                      its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) Under
                                      normal market conditions, the average remaining maturity of the Fund's investment portfolio will be from one to five
                                      years. The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S.
                                      Government Securities that pay interest which is exempt from
                                      Hawaii income tax. None of the Fund's portfolio securities will have effective maturities more than five years at the time of purchase. The Fund focuses on maximizing income
                                      consistent with prudent investment risk within this maturity range.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in
                                      are neither issued nor guaranteed by the U.S. Government,
                                      and may be supported only by the ability of the issuer to
                                      borrow from the U.S. Treasury or by the credit of the
                                      issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The Asset
                                      Management Group of Bank of Hawaii expects the values of the
                                      Fund's investments will generally fluctuate less than those of the Diversified Fixed Income Fund, because the Fund's
                                      investments will generally have shorter maturities.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income exempt from federal taxes
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
[BAR CHART IN %]

1994                                                                             -4.94
95                                                                               13.90
96                                                                                1.92
97                                                                                6.66
98                                                                                8.43
99                                                                               -1.42
00                                                                                9.45
01                                                                                7.02
02                                                                                7.16
03                                                                                1.69

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns of Class C shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 1.53%.

      Best quarter:          Q3  1998    5.51%
      Worst quarter:         Q1  1994   -3.12%

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
The chart and table on this page show how the Short Intermediate U.S. Government Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-5-Year U.S. Treasury Index, a widely recognized index of short-term Treasury bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST    PAST 5   PAST 10
                                     INCEPTION     YEAR    YEARS     YEARS
 CLASS A (with 2.25% sales charge)   12/13/93
  -- Before Taxes                                 -0.57%   4.22%     4.61%
  -- After Taxes on Distributions                 -1.57%   2.51%     2.72%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      -0.31%   2.54%     2.74%
 CLASS C (with applicable CDSC)*     12/13/93      1.69%   4.70%     4.85%
 MERRILL LYNCH 1-5-YEAR
 U.S. TREASURY INDEX**               12/31/93      2.06%   5.72%     5.95%

 * Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

** Reflects no deduction for fees, expenses or taxes.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   C SHARES

 Maximum sales charge (load) on
 purchases (as a % of offering
 price or sale price, whichever is
 less)                                2.25%(1,3)   None
 Maximum deferred sales charge
 (load) (as a % of offering price)     None(2)  1.00%(4)
 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)        A SHARES   C SHARES

 Management fee*                      0.50%      0.50%
 Distribution (12b-1) fee            0.75%*      1.00%
 Other expenses*                      0.30%      0.30%
 Total Fund operating expenses*       1.55%      1.80%

* The Distributor is limiting the 12b-1 fee to 0.25%. The Adviser is limiting the Management fee and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.80% AND 1.55% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").
   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (4) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 40

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


   EXPENSE EXAMPLE

                                   1      3       5        10
                                  YEAR   YEARS  YEARS    YEARS

 CLASS A SHARES                   $379   $704   $1,051   $2,029
 CLASS C SHARES
   Assuming redemption            $283   $566   $  975   $2,116
   Assuming no redemption         $183   $566   $  975   $2,116

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.

 [icon]
                                              TAX-FREE SHORT INTERMEDIATE

   RISK/RETURN SUMMARY AND FUND EXPENSES         SECURITIES FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
                                        investment than a long-term bond fund

    PRINCIPAL                         Under normal market conditions, the Fund invests at least
    INVESTMENT STRATEGIES             80% of its net assets in investment grade municipal
                                      obligations -- debt securities that pay interest which is
                                      exempt from both federal income tax and the federal
                                      alternative minimum tax. (This fundamental policy cannot be changed without shareholder approval.) In addition, to
                                      provide double tax exempt income, the Fund normally invests
                                      50-60% of its net assets in Hawaii municipal
                                      obligations -- debt securities issued by or on behalf of the
                                      State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from
                                      Hawaii personal income tax as well as federal income tax. To achieve greater price stability than a long-term bond fund, under normal market conditions, the average remaining
                                      maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be from two to five years. The
                                      Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.
                                      The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income that is exempt from federal and
                                      Hawaii income taxes
                                        - want less fluctuation in the value of your investment
                                      than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income that is not subject to federal alternative
                                      minimum tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

1994                                                                             -1.59
95                                                                                7.32
96                                                                                2.91
97                                                                                4.60
98                                                                                4.53
99                                                                               -0.26
00                                                                                6.43
01                                                                                4.11
02                                                                                6.50
03                                                                                2.53

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns of Class C shares will differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 0.61%.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)
The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers 5-Year Municipal Bond Index, a widely recognized index of municipal bonds with a maturity range of four to six years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.


      Best quarter:          Q2  2002    2.86%
      Worst quarter:         Q1  1994   -1.88%

   Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR*   YEARS*   YEARS*
 CLASS A (with 2.25% sales charge)    3/31/88
  -- Before Taxes                                 0.23%   3.37%     3.44%
  -- After Taxes on Distributions                 0.23%   3.32%      n/a
  -- After Taxes on Distributions
    and Sale of Fund Shares                       0.92%   3.29%      n/a
 CLASS C (with applicable CDSC)**     3/31/88     2.53%   3.83%     3.68%
 LEHMAN BROTHERS 5-YEAR
 MUNICIPAL BOND INDEX***              3/31/88     4.13%   5.57%     5.42%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures may have been adversely affected. Performance figures reflect no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   C SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                               2.25%(1,3)   None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)     None(2)  1.00%(4)

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   C SHARES

                                                Management fee*                      0.50%      0.50%
                                                Distribution (12b-1) fee             0.75%*     1.00%
                                                Other expenses*                      0.33%      0.33%
                                                Total Fund operating expenses*       1.58%      1.83%

                                     * The Adviser is limiting the Management fee to 0.40%, the Distributor is limiting the 12b-1 fee to 0.25%, and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.97% AND 1.72% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY. Any or all expense limitations may be revised or canceled at any time.
The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

CONTINGENT DEFERRED
SALES CHARGE
As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (4) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 44

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


                                               EXPENSE EXAMPLE

                                                                             1      3       5        10
                                                                            YEAR   YEARS  YEARS    YEARS
                                                CLASS A SHARES              $382   $713   $1,066   $2,061
                                                CLASS C SHARES
                                                  Assuming redemption       $286   $576   $  990   $2,148
                                                  Assuming no redemption    $186   $576   $  990   $2,148

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:
  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.

 [icon]
                                                              ULTRA SHORT

   RISK/RETURN SUMMARY AND FUND EXPENSES         GOVERNMENT FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income consistent with preservation of
                                      capital

    PRINCIPAL                         The Fund invests 100% of its total investable assets in
    INVESTMENT STRATEGIES             short-term debt securities issued or guaranteed by the U.S.
                                      Government and its agencies. (The Fund will provide its
                                      shareholders with at least 60 days' prior notice of any
                                      change in this non-fundamental investment policy.) The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government
                                      securities that pay interest which is exempt from Hawaii
                                      income tax. Under normal market and interest rate
                                      conditions, the Fund's target duration (the weighted average term-to-maturity of the present value of its portfolio's
                                      cash flows) is not expected to exceed one year; however, the
                                      Fund may purchase portfolio securities with effective
                                      maturities of up to three years at the time of purchase. The
                                      Fund focuses on maximizing income consistent with prudent
                                      investment risk within this maturity range.

    PRINCIPAL                         Although the Fund invests in short-term securities, it is
    INVESTMENT RISKS                  not a money market fund. Because the value of and income
                                      generated by the Fund's investments will fluctuate with
                                      market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in are neither issued nor guaranteed by the U.S. Government, and may be supported only by the
                                      ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. You could lose money on your
                                      investment in the Fund, or the Fund could underperform other investments.
                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the duration of the Fund's investment portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in response to
                                      events affecting the issuer or its credit rating.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want less fluctuation in the value of your investment
                                      than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income that is not subject to federal income tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES*
[BAR CHART IN %]

2001                                                                             5.78
2002                                                                             3.31
2003                                                                             1.07

The bar chart does not reflect the impact of any applicable sales charges or taxes. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class' expenses. FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH 31, 2004, THE AGGREGATE (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF CLASS A SHARES WAS 0.43%.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2003)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST      SINCE
                                    INCEPTION*    YEAR*    INCEPTION*
 CLASS A (with 2.25% sales charge)    6/01/00
  -- Before Taxes                                 -1.23%     3.52%
  -- After Taxes on Distributions                 -1.89%     2.14%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      -0,80%     2.14%
 CLASS B (with applicable CDSC)**     6/01/00     -3.64%     2.67%
 CLASS C (with applicable CDSC)**     6/01/00      0.32%     3.44%
 MERRILL LYNCH 6-MONTH
 U.S. TREASURY BILL***                6/01/00      1.29%     3.51%

* Class A, Class B and Class C shares were not in existence prior to August 1, 2000, August 1, 2000 and April 30, 2004, respectively. Performance information for Class C shares is based upon the performance of Class B shares from inception. Performance calculated for any period up to and through August 1, 2000 is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures may have been adversely affected.

** Reflects no deduction for taxes.

*** Reflects no deduction for fees, expenses or taxes.

The chart and table on this page show
how the Ultra Short Government Fund
has performed and provide some
indication of the risks of investing
in the Fund by showing how its
performance has varied from year to
year. The bar chart shows changes in
the Fund's yearly pre-tax performance
since its inception to demonstrate
that the Fund has gained and lost
value at different times. The table
below it compares the Fund's
performance over time to the Merrill
Lynch 6-Month U.S. Treasury Bill, a
widely recognized index of short-term
Treasury bonds.

Both the chart and the table assume
reinvestment of dividends and
distributions. Of course, past
performance before and after taxes
does not indicate how the Fund will
perform in the future.

      Best quarter:          Q3  2001    2.25%
      Worst quarter:         Q1  2002    0.10%

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


                                               FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   C SHARES

                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                              2.25%(1,4)   None       None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)   None(2)    5.00%(3)   1.00%(5)

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   C SHARES

                                                Management fee*                      0.40%      0.40%      0.40%
                                                Distribution (12b-1) fee             0.75%*     1.00%      1.00%
                                                Other expenses*                      0.27%      0.27%      0.27%
                                                Total Fund operating expenses*       1.42%      1.67%      1.67%

                                     * The Adviser is limiting the Management fee, the Distributor is limiting the 12b-1 fees for Class A shares to 0.25%, and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE 0.62%, 1.37% AND 1.37% FOR CLASS A, B AND C SHARES, RESPECTIVELY. Any or all expense limitations may be revised or canceled at any time.
The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE
As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC").

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge of up to 1.00% is applicable to redemptions within 18 months of purchase.

   (3) A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

   (5) A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
 48

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


                                               EXPENSE EXAMPLE

                                                                                  1      3      5       10
                                                                                 YEAR   YEARS  YEARS  YEARS

                                                CLASS A SHARES                   $317   $616   $939   $1,847
                                                CLASS B SHARES
                                                  Assuming redemption            $670   $826   $1,107 $1,910
                                                  Assuming no redemption         $170   $526   $907   $1,910
                                                CLASS C SHARES
                                                  Assuming redemption            $270   $526   $907   $1,976
                                                  Assuming no redemption         $170   $526   $907   $1,976

                                     After approximately eight years, Class B shares will automatically convert to Class A shares.
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [icon]

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   The Funds' investment objectives, principal investment strategies and additional investment strategies and policies are described below. NEW ASIA GROWTH FUND

   The New Asia Growth Fund's investment objective is to make your investment grow over the long term.

   Normally, the Fund invests at least 80% of its net assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock) and preferred stocks of companies located in the countries of Asia (other than Japan). The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in such securities.

   Asian countries include, but are not limited to, Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country.

   The Fund does not limit its investments to any particular type or size of company. It may invest in companies, large or small, whose earnings its Sub-Adviser believes have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose share price it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's Sub-Adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

   The Fund may invest to a lesser degree in debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund's objective; up to 10% of its net assets may be invested in debt securities rated below investment grade. The Fund may also invest up to 20% of its net assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the Asian countries noted above, including the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   INTERNATIONAL STOCK FUND

   The International Stock Fund's investment objective is to make your investment grow over the long term.

   Normally, the Fund invests at least 65% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of foreign companies. The Fund also normally invests at least 80% of its net assets in common stocks, common stock equivalents and preferred stocks of domestic and foreign companies. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   The Fund does not limit its investments to any particular country or type or size of company. The Fund's Sub-Adviser uses a combination of value and growth international equity disciplines involving fundamental qualitative and quantitative analysis of issuers (a "bottom-up" approach). The Sub-Adviser incorporates a risk-control framework to control economic sector and regional weightings. This investment approach attempts to be style neutral and does not attempt to add value through altering allocations between value and growth styles, with rebalancing occurring semi-annually or when cash flows permit.

   The Fund may invest to a lesser degree in investment grade debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund's objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.
   SMALL CAP FUND

   The Small Cap Fund's investment objective is to make your investment grow over the long term.

   Normally, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of smaller U.S. companies, and in securities that are convertible into such common stocks. The Fund currently considers "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell 2000(R) Value Index at the time of purchase (approximately $16 million to $2.7 billion as of March 31, 2004). The Fund focuses on stocks the Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change.

   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   MID-CAP FUND

   The Mid-Cap Fund's investment objective is to make your investment grow over the long term.

   The Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. companies within the market capitalization range of the S&P MidCap 400 Index (approximately $410 million to $11.3 billion as of March 31, 2004) and in securities that are convertible into such common stocks. The Fund focuses on stocks the Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change. The Sub-Adviser's management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   GROWTH STOCK FUND

   The Growth Stock Fund's investment objective is to make your investment grow over the long term, and secondarily to provide you with current income.

   Normally, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and in securities that are convertible into such common stocks. It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.

   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   GROWTH AND INCOME FUND

   The Growth and Income Fund's investment objective is to make your investment grow over the long term, and secondarily to provide you with current income.

   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and securities convertible into such common stocks. The Fund seeks to produce a gross yield that approximates that of the average for companies in the S&P 500(R) Stock Index. The Fund focuses on companies whose earnings are growing at above average rates in relation to other companies in their industries. However, to a lesser extent it may invest in lower yielding but higher growth-oriented investments to achieve more growth potential.

   The Fund does not otherwise limit its investments to any particular type or size of company. It can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   VALUE FUND

   The Value Fund's investment objective is to provide you with long term growth, and secondarily current income.

   Normally, the Fund invests at least 65% of its total assets in U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). It does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose cash flow to price ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.

   The Fund can also invest in non-convertible preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.
 52

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   DIVERSIFIED FIXED INCOME FUND

   The Diversified Fixed Income Fund's investment objective is to provide you with high current income.

   Normally, the Fund invests at least 80% of its total assets in high quality fixed income securities and at least 80% of its net assets in fixed income securities. Most of its investments are debt securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and corporate issuers rated A or better by Standard & Poor's. However, the Fund may invest up to 20% of its total assets in investment grade debt securities rated BBB (or its equivalent) or higher issued by U.S. companies and state and local government issuers. In addition, the Fund may invest up to 25% of its total assets in securities of foreign companies and government issuers that are payable in U.S. dollars. The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

   TAX-FREE SECURITIES FUND

   The Tax-Free Securities Fund's investment objective is to provide you with high current income that is exempt from federal and Hawaii income tax.

   The Fund normally invests most of its assets as follows:

       At least 80% of           Municipal obligations -- debt securities of issuers that pay
       net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                                 federal alternative minimum tax. This fundamental policy
                                 cannot be changed without shareholder approval.

       50%-60% of                Hawaii municipal obligations -- debt securities issued by or
       net assets                on behalf of the State of Hawaii and its political
                                 subdivisions, agencies and instrumentalities and other
                                 issuers which pay interest that is exempt from Hawaii
                                 personal income tax and federal income tax. Subject to the
                                 80% requirement above, the interest on some of these
                                 investments may be subject to the federal alternative
                                 minimum tax.

   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to federal income tax or the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

   The Short Intermediate U.S. Government Securities Fund's investment objective is to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.

   The Fund invests 100% of its total investable assets in short term debt securities issued or guaranteed by the U.S. Government and its agencies.

   None of the Fund's portfolio securities will have effective maturities of more than five years at time of purchase. Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from one to five years. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value will likely be less volatile than the Diversified Fixed Income Fund, because the Fund generally will have a shorter average portfolio maturity.

   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

   The Tax-Free Short Intermediate Securities Fund's investment objective is to provide you with high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

   The Fund normally invests most of its assets as follows:

       At least 80% of           Municipal obligations -- debt securities of issuers that pay
       net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                                 federal alternative minimum tax. This fundamental policy
                                 cannot be changed without shareholder approval.

       50%-60% of                Hawaii municipal obligations -- debt securities issued by or
       net assets                on behalf of the State of Hawaii and its political
                                 subdivisions, agencies and instrumentalities and other
                                 issuers which pay interest that is exempt from Hawaii
                                 personal income tax and federal income tax. Subject to the
                                 80% requirement above, the interest on some of these
                                 investments may be subject to the federal alternative
                                 minimum tax.

   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to federal income tax or the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. To achieve greater price stability than a long-term bond fund, normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from two to five years. The Fund focuses on maximizing tax exempt income consistent with prudent investment risk within this maturity range. The Fund's share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.
 54

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   ULTRA SHORT GOVERNMENT FUND

   The Ultra Short Government Fund's investment objective is to provide you with high current income consistent with preservation of capital.

   The Fund invests 100% of its total investable assets in short-term debt securities issued or guaranteed by the U.S. Government and its agencies.

   None of the Fund's portfolio securities will have effective maturities of more than three years at the time of purchase. As a result, the effective maturity of these securities may be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Fund's weighted average maturity, the effective maturity of such securities will be used.

   The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range.

   DISCUSSION OF RISKS

   Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund, and the value of your investment in any of the Funds will go up and down, which means you could lose money. The factors most likely to have a significant impact on a Fund's portfolio are called "principal risks." The principal risks for each Fund are identified in each Fund description and are noted below. However, each Fund may be subject to the risks described below and other risks. The Statement of Additional Information contains additional information about the Funds, their investment strategies and related risks. You should consider an investment in any of the Funds as a long-term investment.

   STOCKS (All Equity Funds). The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

   SMALL COMPANIES (New Asia Growth, Small Cap and Growth Funds). Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   MID SIZED COMPANIES (All Equity Funds). Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   FOREIGN SECURITIES (New Asia Growth and International Stock
   Funds). Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

   EMERGING MARKETS (New Asia Growth and International Stock Funds). The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.

   Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

   Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.

   A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

   CONVERTIBLE SECURITIES (New Asia Growth, International, Small Cap, Mid-Cap, Growth Stock, Growth and Income and Value Funds). The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   DEBT SECURITIES (All Fixed Income Funds). The values of and income generated by the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Funds are direct obligations of the U.S. Government.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   The Funds generally only acquire bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser or a Fund's Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, the Adviser or the Fund's Sub-Adviser will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when the Adviser or the Fund's Sub-Adviser believes that the credit risk is minimal.

   The New Asia Growth Fund may invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Fund may not purchase debt securities that are in default, except that it can invest up to 5% of its total assets in sovereign (government) debt that is in default.

   MUNICIPAL OBLIGATIONS (Diversified Fixed Income, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds). The Funds may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

   The most recent information about each Fund's portfolio holdings can be found in its Annual or Semi-Annual reports. For information about receiving these reports, see the back cover.

 [ICON]

   FUND MANAGEMENT

   THE INVESTMENT ADVISER

   The Asset Management Group of Bank of Hawaii (the "Adviser") is the investment adviser for the Funds. The Adviser has managed the financial assets of corporations and institutional investors for more than a century. The Asset Management Group of Bank of Hawaii is located at 111 S. King Street, Honolulu, Hawaii 96813, and oversees more than $11 billion in client assets. The Adviser's investment management team -- including portfolio managers, financial analysts and economists -- is responsible for nearly $7 billion of these assets.

   For these advisory and other services, the Mid-Cap Fund pays the Adviser an annual fee for such services of 0.60% of the Fund's average daily net assets. Each of the other Funds paid the Adviser and Sub-Advisers as follows during the fiscal year ended July 31, 2003:

                                                               PERCENTAGE OF                  PERCENTAGE OF
                                                             AVERAGE NET ASSETS            AVERAGE NET ASSETS
                                                            (ADVISER FEES ONLY)      (ADVISER AND SUB-ADVISER FEES)
                                                                                      ------------------------------
     New Asia Growth Fund**                                         0.48%                         0.90%
                                                           ---------------------------------------------------------
     International Stock Fund*, **                                  0.45%                         1.00%***
                                                           ---------------------------------------------------------
     Small Cap Fund*, **                                            0.51%                         0.99%
                                                           ---------------------------------------------------------
     Growth Stock Fund                                              0.80%
                                                          ------------------------
     Growth and Income Fund                                         0.80%
                                                          ------------------------
     Value Fund                                                     0.80%
                                                          ------------------------
     Diversified Fixed Income Fund*                                 0.45%
                                                          ------------------------
     Tax-Free Securities Fund*                                      0.45%
                                                          ------------------------
     Short Intermediate U.S. Government Securities Fund*            0.27%
                                                          ------------------------
     Tax-Free Short Intermediate Securities Fund*                   0.40%
                                                          ------------------------
     Ultra Short Government Fund*                                   0.19%
    ------------------------------------------------------------------------------

    * The Adviser waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: International Stock Fund, 0.45%; Small Cap Fund, 0.50%; Diversified Fixed Income Fund, 0.60%; Tax-Free Securities Fund, 0.60%; Short Intermediate U.S. Government Securities Fund, 0.50%; Tax-Free Short Intermediate Securities Fund, 0.50%; and Ultra Short Government Fund, 0.40%.

    ** Effective October 1, 2002, the Adviser's fees for the New Asia Growth Fund, International Stock Fund and Small Cap Fund were reduced from 0.90% to 0.40%, 1.10% to 0.45% and 1.10% to 0.50% of average net assets, respectively, and those Funds assumed the Adviser's previous obligation to pay fees to their Sub-Advisers.

   *** Includes fees of 0.65% of average daily net assets paid to the Fund's former Sub-Adviser. Effective June 1, 2004, the Fund retained its current Sub-Adviser, which receives 0.60% of average daily net assets.
   THE SUB-ADVISERS

   First State (Hong Kong) LLC ("First State"), located at 3 Exchange Square, 8 Connaught Place Central, Hong Kong, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund's portfolio. Its fees were paid by the Adviser until October 1, 2002. For the sub-adviser's services, the Fund pays First State 0.50% of the Fund's average daily net assets.

   Hansberger Global Investors, Inc. ("Hansberger"), located at 515 East Las Olas Blvd., Fort Lauderdale, Florida 33301, became the sub-adviser to the International Stock Fund on June 1, 2004, and provides

   FUND MANAGEMENT


   investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays Hansberger 0.60% of the first $75 million of the Fund's average daily net assets and 0.35% of its average daily net assets in excess of $75 million.

   Nicholas-Applegate Capital Management ("NACM"), located at 600 W. Broadway, San Diego, California 92101, is the sub-adviser to the Small Cap Fund, and provides investment advisory services with respect to management of that Fund's portfolio. Its fees were paid by the Adviser until October 1, 2002. For the sub-adviser's services, the Fund pays NACM 0.60% of the first $50 million of the Fund's average daily net assets and 0.55% of its average daily net assets in excess of $50 million.

   Bankoh Investment Partners, LLC, is a limited liability company established pursuant to a joint venture between Chicago Equity Partners and Bank of Hawaii, located at 130 Merchant Street, Suite 240, Honolulu, Hawaii 96813, is the sub-adviser to the Mid-Cap Fund, and provides investment advisory services with respect to management of the Fund's portfolio. For the sub-adviser's services, the Fund pays the Sub-Adviser 0.20% of the Fund's average daily net assets.
   PORTFOLIO MANAGERS

   Management of the Funds is coordinated by the Adviser's registered investment adviser unit, which is staffed with approximately 15 people, including 2 Chartered Financial Analysts and 5 MBAs.

   Individual portfolio managers or teams are responsible for managing the Funds, as set forth below.

   NEW ASIA GROWTH FUND. Alistair Thompson, Deputy Head of Asia Pacific Ex Japan Equities for First State since January 2004, is responsible for the management of the Fund. He is based in Singapore and has 12 years prior investment management experience with Edinburgh Fund Managers and CIM Fund Managers. Mr. Thompson is supported by the 13-member Asia Pacific equities team. Mr. Thompson works closely with Angus Tulloch, Head of Global Emerging Markets/Asia Pacific Ex Japan Equities, based in the United Kingdom. Mr. Tulloch has 22 years of investment experience, having managed clients' assets for First State since 1988. He was previously a Chartered Accountant at Whinney Murray and Company and a regional analyst at Cazenove & Co (Hong
   Kong).

   INTERNATIONAL STOCK FUND. The Fund is managed by a team of investment professionals at Hansberger, led by Thomas R. H. Tibbles and Lauretta (Retz) Reeves. Mr. Tibbles, CFA, joined Hansberger in 1999 and serves as Managing Director -- Canada, a portfolio manager and a research analyst. Before joining Hansberger, he was the Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 until joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Ms. Reeves, CFA, joined Hansberger in 1996 and serves as its Chief Investment Officer, Managing Director -- Research Technology, a portfolio manager and a research analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with over $1 billion dollars of assets.

   SMALL CAP FUND. A team led by Mark Stuckelman is responsible for the day-to-day management of the Fund. Mr. Stuckelman, Lead Portfolio Manager, has 12 years investment experience. Prior to joining NACM in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group.

   FUND MANAGEMENT


   MID-CAP FUND. The Fund's Sub-Adviser, Bankoh Investment Partners, utilizes a team approach to manage the Fund. The portfolio management team is led by Jim Miller, CFA, who has over 40 years investment experience. The team consists of three quantitative analysts, seven fundamental portfolio managers/analysts, and three traders. On average, the team has worked together for fifteen years and each team member has earned the CFA designation.

   GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Team members include Howard Hodel, Clyde Powers, Bill Carpenter, Laughon Byrant, Aaron Nghiem and Jack Liu. Mr. Hodel, an Executive Vice President and Manager of the Adviser's registered investment adviser unit, has been head of Bank of Hawaii's Investment Services Group Analytics and Risk Management since January 2003; previously he served at Bank of America from 1994 to 2003 as the Managing Director of Market Risk Control Investments, and from 1987 to 1994 as Vice President in Corporate Finance. Mr. Powers, CFA, a Vice President of the Adviser, joined the Adviser in 1997; he previously served as a Portfolio Manager for Amcore Investment Group from 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995. Mr. Carpenter, a Vice President of the Adviser, rejoined the Adviser in 1999; he previously served as a small cap analyst for Greenville

   Capital Management from 1996 to 1998, as a Portfolio Manager for First Hawaiian Bank's Trust Division from 1985 to 1995 and as the Risk Manager for Bank of Hawaii from 1980 to 1984. Mr. Bryant, Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Nghiem, Vice President, serves as an Equity Risk and Senior Asset Allocation Analyst and has been with the Bank of Hawaii for 16 years. Mr. Liu, CFA, an Assistant Vice President, has served as an Equity Analyst for the Adviser since 2003; previously he served as an Equity Analyst with Cutler & Co., LLC from 2000 to 2003 and pursued his degree at the University of Pennsylvania from 1996 to 2000.

   DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, and Senior Portfolio Manager of the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined the Adviser as a Portfolio Manager in 1983.

   TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES
   FUND. Robert Crowell, Executive Vice President of Bank of Hawaii and Senior Portfolio Manager on the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, is responsible for the day-to-day management of these two Funds. Mr. Crowell has been with Bank of Hawaii for 33 years. As Chief Investment Officer of the Treasury Group, he also manages the Bank's $3 billion investment portfolio. From 1984 to 1993, he was the principal of the Bank's Municipal Securities Dealer operations.

   SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND. Edward Haik, Vice President of the Asset Management Group of Bank of Hawaii, is the Portfolio Manager for these two Funds. Mr. Haik has 11 years prior experience in the investment industry, his most recent six years as a Portfolio Manager at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.

   FUND MANAGEMENT


   THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

   BISYS Fund Services LP ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

   BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, effective January 1, 2003, which provides that Bank of Hawaii will assist BISYS Ohio in performing certain administrative services to the Funds. The address of Bank of Hawaii is 130 Merchant Street, Honolulu, Hawaii 96813.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ---------------------------
   HOW NAV IS CALCULATED
   NAV is calculated by adding
   the total value of a Fund's
   investments and other
   assets attributable to
   Class A, B or Class C
   shares, subtracting its
   liabilities attributable to
   Class A, B or Class C
   shares, and then dividing
   that figure by the number
   of outstanding Class A, B
   or Class C shares of the
   Fund:

              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.
   ---------------------------
The price of each Fund's shares is based on its per share net asset value ("NAV"). The NAV for Class A, B and Class C shares of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not readily available, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   You can purchase shares
   of the Funds through the
   Pacific Capital Funds'
   Distributor or through
   brokers and other
   investment
   representatives,
   including an affiliate
   of The Asset Management
   Group of Bank of Hawaii,
   which may charge
   additional fees and may
   require higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, it is
   responsible for
   transmitting orders to
   the Distributor by the
   Fund's close of business
   and may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.

                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                $1,000             $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                $  250             $50
                                                   ----------------------------------------------------------
                                                   Auto Invest Plan                $  100             $50

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, credit card convenience checks, traveler's checks and checks payable in foreign currency are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Funds reserve the right to suspend or modify the continuous offering of their shares.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING
   A Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

   -----------------------------------------------------------------------------

                                   QUESTIONS?

                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.

   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      (Include your account number on your check)

   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH),
                                                     which may take up to eight
                                                     days to clear. The Fund
                                                     does not charge a fee for
                                                     ACH transactions. Note:
                                                     Your Financial Institution
                                                     may charge a separate fee.
                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.
 64

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire.

   AUTO INVEST PLAN

   You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

   To Invest Regularly from Your Bank Account:

   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
      -- your bank name, address, and account number
      -- the amount you want to invest automatically (minimum $50)
      -- how often you want to invest (bi-monthly, monthly, quarterly, semi-annual or annual)

   2) Attach a voided personal check.

   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   The Funds' Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

                                  CONTINGENT DEFERRED SALES CHARGE

                                  When you sell Class B and Class C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. (You will also pay a fee for Class A shares sold within 18 months of a purchase of $1 million or more.) These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

You can sell your shares at
any time. Your sales price
will be the next NAV after
your sell order is received
by the Fund or your
investment representative.
Normally you will receive
your proceeds within a week
after your request is
received.

   If selling shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

   Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - Your Fund and account number
        - Amount you want to redeem
        - Address where your check should be sent
        - Account owner signature
     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

     1. See instruction 1 above.

     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must select this option on your account application.

   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and, after the transaction clears, the proceeds will be credited within a week.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your Class A shares account on a bi-monthly, monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRAs") must be in writing.

   2. Redemption requests require a signature guarantee when:
      - You ask us to make the check payable to someone who is not the owner of the account
      - You ask us to mail the check to an address that is not the address on your account
      - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
      - The redemption proceeds exceed $100,000

   You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   The Funds do not accept signatures guaranteed by a notary public.

   TELEPHONE REDEMPTIONS

   The Funds attempt to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.

   DELAY OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV, net of any CDSC.

   UNDELIVERABLE REDEMPTION CHECKS

   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

   REDEMPTION FEES

   The New Asia Growth Fund and International Stock Fund may assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including those of Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.
                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more should be made in Class A shares. If you do not want to pay a front-end sales charge and intend to hold your shares for more than 12 months, you should purchase Class C shares rather than Class B shares. Based on your personal situation, your investment representative can help you decide which class of shares makes sense for you. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.

     TYPES OF CHARGES        CLASS A                  CLASS B                  CLASS C
     Sales Charge (Load)     Front-end sales          No front-end sales       No front-end sales
                             charge (at the time      charge. You may incur    charge. You may incur
                             of your purchase);       a contingent deferred    a contingent deferred
                             reduced sales charges    sales charge up to       sales charge up to
                             are available.(1)        5.0% on shares           1.0% on shares
                                                      redeemed within six      redeemed within 1
                                                      years after purchase;    year after purchase.
                                                      shares automatically
                                                      convert to Class A
                                                      shares after 8 years.
     Distribution (12b-1)    Subject to annual        Subject to annual        Subject to annual
     Fees                    distribution fees of     distribution fees of     distribution fees of
                             up to .75% of the        up to 1.00% of the       up to 1.00% of the
                             Fund's net assets.(2)    Fund's net assets.       Fund's net assets.
     Fund Expenses           Lower annual expenses    Higher annual            Higher annual
                             then Class B shares.     expenses than Class A    expenses than Class A
                                                      shares, and same as      shares, and same as
                                                      Class C shares.          Class B shares.

   (1) You may incur a contingent deferred sales charge on shares sold within 18 months of a purchase of $1 million or more.
   (2) Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGE

   CLASS A SHARES

   The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates and commissions paid to investment representatives are as follows:

   FOR THE NEW ASIA GROWTH FUND, INTERNATIONAL STOCK FUND, SMALL CAP FUND, MID-CAP FUND, GROWTH STOCK FUND, GROWTH AND INCOME FUND AND VALUE FUND

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $50,000                            5.25%             5.54%            4.73%
      ------------------------------------------------------------------------------------------
      $50,000 but less than $100,000               4.50%             4.71%            4.05%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              3.75%             3.90%            3.38%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.25%             3.36%            2.93%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.75%             2.83%            2.48%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   FOR THE DIVERSIFIED FIXED INCOME FUND AND TAX-FREE SECURITIES FUND

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $50,000                            4.00%             4.17%            3.60%
      ------------------------------------------------------------------------------------------
      $50,000 but less than $100,000               3.50%             3.63%            3.15%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              3.25%             3.36%            2.93%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%            2.70%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.50%             2.56%            2.25%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   FOR THE SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND, TAX-FREE SHORT INTERMEDIATE SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND

                                                SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                       YOUR                      AS A % OF         AS A % OF        AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $100,000                           2.25%             2.30%            2.03%
      ------------------------------------------------------------------------------------------
      $100,000 but less than $250,000              1.75%             1.78%            1.58%
      ------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              1.25%             1.27%            1.13%
      ------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            1.00%             1.01%            0.90%
      ------------------------------------------------------------------------------------------
      $1,000,000 and above(1)                      0.00%             0.00%            0.00%

   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   The Distributor reserves the right to pay the entire sales charge to dealers. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers. The Distributor may also pay securities dealers from its own resources. With respect to the Equity Funds, the Distributor may pay securities dealers up to 1.00% of the offering price of Class A shares for individual sales of $1 million but less than $3 million, 0.50% of the offering price of Class A shares for individual sales over $3 million but less than $5 million and 0.25% of the offering price of Class A shares for individual sales of $5 million and above. With respect to the Fixed Income Funds,

   SHAREHOLDER INFORMATION


DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

the Distributor may pay securities dealers up to 0.5% of the offering price of Class A shares for individual sales of $1 million but less than $3,000,000 and 0.25% of the offering price of Class A shares for individual sales of $3 million and above.

THE OFFERING OF CLASS B SHARES BY ALL FUNDS HAS BEEN SUSPENDED SINCE JUNE 1, 2003 (EXCEPT FOR REINVESTMENT OF DIVIDENDS AND EXCHANGES OF CLASS B SHARES BETWEEN FUNDS). THE SUSPENSION WILL REMAIN IN EFFECT UNTIL FURTHER NOTICE.

                                                                    YEARS            CDSC AS A % OF
                                                                    SINCE             DOLLAR AMOUNT
                                                                  PURCHASE          SUBJECT TO CHARGE
                                                                     0-1                  5.00%
                                                                     1-2                  4.00%
                                                                     2-3                  3.00%
                                                                     3-4                  3.00%
                                                                     4-5                  2.00%
                                                                     5-6                  1.00%
                                                                 more than 6              None

CLASS B SHARES

The Distributor sells Class B shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale according to the schedule to the right. There is no CDSC on reinvested dividends or distributions. Imposition of the CDSC and the distribution fee on Class B shares is limited by the NASD asset-based sales charge rule.

If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

CONVERSION FEATURE -- CLASS B SHARES

 - Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
 - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
 - You will not pay any sales charge, fees or taxes when your shares convert.
 - If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

CLASS C SHARES

The Distributor sells Class C shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C shares of the Fund before the first anniversary of purchase, you will have to pay a contingent deferred sales charge of 1.00% at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale. There is no CDSC on reinvested dividends or distributions.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   If you sell some but not all of your Class C shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

   CLASS A SALES CHARGE REDUCTIONS

   You may qualify for reduced sales charges on Class A shares under the following circumstances.

    -- LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charge.

    -- RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must notify your financial intermediary of the Funds' Transfer Agent to qualify.

    -- COMBINATION PRIVILEGE. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups. You must notify your financial intermediary of the Funds' Transfer Agent to qualify.

                    (See next page for "Sales Charge Waivers")

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of Class A sales charges:

    -- Current and retired trustees, directors, employees, and family members of the Trust, The Asset Management Group of Bank of Hawaii and its affiliates or any other organization that provides services to the Trust.

    -- Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

    -- Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    -- Investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services.

    -- Clients of such investment advisers, financial planners, and (with prior approval of the Adviser) retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment advisers, financial planners, retirement plan administrators or wrap fee program sponsors on the books and records of the broker, agent, investment adviser or financial institution.

    -- Other investment companies distributed by the Distributor.

    -- Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

    -- Investors who purchase shares with the proceeds from the recent redemption of Class Y shares of the Trust.

   BISYS must be notified in writing by you or your financial institution at the time the purchase is made. A copy of your account statement showing the redemption must accompany the notice.
     REINSTATEMENT PRIVILEGE

     If you have sold Class A, B or C shares of a Fund and decide to reinvest in the same class of the same Fund within a 120 day period, you will not be charged the applicable sales load on a current Class A share purchase and the CDSC will not apply to a current Class B or C share purchase, as applicable, on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND CLASS C SHARES

   The Distributor will waive the CDSC under certain circumstances, including the following:

    -- If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

    -- If the redemption is made under an automatic withdrawal plan as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

    -- If the redemption represents the minimum required distribution from a retirement plan.

    -- If the shares being redeemed were purchased with reinvested dividends and distributions.

   See the Statement of Additional Information for other possible fee waivers.

   DISTRIBUTION (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

    -- The 12b-1 fees paid by a Fund vary by share class as follows:

      1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

      2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

      3. Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares.

    -- The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

    -- The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by the Class A shares of each Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your
   shares in one Fund for
   shares of the same class of
   another Fund, usually
   without paying additional
   sales charges (see "Notes"
   below). Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as investment
   adviser. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.
   You must meet the minimum
   investment requirements for
   the Fund into which you are
   exchanging.

   NOTES ON EXCHANGES

   - The registration and tax
     identification numbers of the
     two accounts must be identical.
   - The Exchange Privilege may be
     changed or eliminated at any
     time after a 60-day notice to
     shareholders.
   - Be sure to read carefully the
     Prospectus of any Fund or other
     investment company into which
     you wish to exchange shares.
INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:

  - Your name and telephone number

  - The exact name on your account and account number

  - Taxpayer identification number (usually your social security number)

  - Dollar value or number of shares you are exchanging

  - The name of the Fund from which the exchange is to be made

  - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies:

  - exchange activity may be limited to four substantial exchanges within one calendar year period;

  - each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund's NAV, including as a result of the shareholder's excessive trading (to be determined at management's discretion); and

  - each Fund may, after prior warning and notification, close an account due to excessive trading.

The exchange activity limitations do not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. In addition, there is no limit on exchange activity in the Ultra Short Government Fund.

   SHAREHOLDER INFORMATION


   INSTRUCTIONS FOR EXCHANGING SHARES
   CONTINUED

   The Fund's ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Fund may not be able to detect market timing activities by such underlying shareholders.

   In addition, each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for less than 90 days:

FUND                                                          EXCHANGE FEE
----                                                          ------------
New Asia Growth Fund                                              2.00%
International Stock Fund                                          2.00%

   The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares and to deter such short-term trading. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. Dividends begin accruing on the date your order is received by the Funds. The New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.

   The Fund(s) automatically reinvest all income dividends and capital gains distributions in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES

   Dividends generally are taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

   The Funds expect that some dividends paid by the Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund will be exempt from federal personal income tax to the extent attributable to municipal obligations.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   SHAREHOLDER INFORMATION


   HAWAII TAX INFORMATION

   The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.

   Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.

 [ICON]

   FINANCIAL HIGHLIGHTS

   The Financial Highlights in the following tables set forth certain financial data and investment results of the Funds for the past five and a half years or, if shorter, the period since their inception, expressed in one share of each Fund outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds. Please note that the information provided for the most recent period, August 1, 2003 to January 31, 2004 is unaudited. Information for prior periods has been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds' annual and semi-annual reports contain additional performance information relating to the Funds and are available upon request, without charge. No Class C shares of the Funds were outstanding as of January 31, 2004.

   FINANCIAL HIGHLIGHTS                              NEW ASIA GROWTH FUND

                                  PERIOD ENDED               YEAR ENDED                YEAR ENDED                YEAR ENDED
                              JANUARY 31, 2004(*)          JULY 31, 2003             JULY 31, 2002             JULY 31, 2001
                              A CLASS      B CLASS      A CLASS      B CLASS      A CLASS      B CLASS      A CLASS      B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $  9.77      $  9.48      $ 9.83       $ 9.60       $ 9.42       $ 9.22       $12.50       $12.34
      --------------------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                    0.02        (0.02)       0.02        (0.04)       (0.01)       (0.10)       (0.05)       (0.15)
       Net realized and
       unrealized gains
       (losses) on
       investments               2.70         2.62       (0.07)       (0.08)        0.42         0.48        (3.03)       (2.97)
      --------------------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities              2.72         2.60       (0.05)       (0.12)        0.41         0.38        (3.08)       (3.12)
      --------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income    (0.04)       (0.02)      (0.01)          --           --           --           --           --
       Net realized gains          --           --          --           --           --           --           --           --
      --------------------------------------------------------------------------------------------------------------------------
        Total Distributions     (0.04)       (0.02)      (0.01)          --           --           --           --           --
      --------------------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $ 12.45      $ 12.06      $ 9.77       $ 9.48       $ 9.83       $ 9.60       $ 9.42       $ 9.22
      --------------------------------------------------------------------------------------------------------------------------
       Total Return**           27.82%(c)    27.42%(c)   (0.47)%      (1.25)%       4.35%        4.12%      (24.64)%     (25.28)%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $ 1,567      $   530      $1,264       $  424       $1,530       $  426       $1,673       $  473
       Ratio of expenses to
       average net assets        1.96%(b)     2.71%(b)    2.10%        2.85%        1.96%        2.71%        1.98%        2.73%
       Ratio of net
       investment income
       (loss) to average net
       assets                    0.35%(b)    (0.40)%(b)   0.22%       (0.51)%      (0.07)%      (0.91)%      (0.40)%      (1.16)%
       Ratio of expenses to
       average net assets***     2.47%(b)     2.72%(b)    2.61%        2.86%        2.48%        2.74%        2.53%        2.78%
       Portfolio Turnover(a)    46.81%       46.81%     110.44%      110.44%       70.55%       70.55%      115.95%      115.95%

                                 YEAR ENDED               YEAR ENDED
                                JULY 31, 2000           JULY 31, 1999
                              A CLASS   B CLASS      A CLASS      B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $10.57    $10.50       $ 6.35       $ 6.34
      ---------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                  (0.17)    (0.13)       (0.05)       (0.02)
       Net realized and
       unrealized gains
       (losses) on
       investments              2.10      1.97         4.29         4.18
      ------------------------------------------------------------------------------------
        Total from
         Investment
         Activities           $ 1.93      1.84         4.24         4.16
      ---------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income      --        --        (0.02)
       Net realized gains         --        --           --           --
      ------------------------------------------------------------------------------------------------------
        Total Distributions       --        --        (0.02)
      ---------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $12.50    $12.34       $10.57       $10.50
      ------------------------------------------------------------------------------------------------------------------------
       Total Return**          18.26%    17.52%       66.99%       65.66%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $2,704    $  823       $2,379       $  311
       Ratio of expenses to
       average net assets       1.99%     2.75%        2.14%        2.82%
       Ratio of net
       investment income
       (loss) to average net
       assets                  (1.22)%   (1.94)%      (0.52)%      (1.33)%
       Ratio of expenses to
       average net assets***    2.54%     2.80%        2.78%        2.95%
       Portfolio Turnover(a)  172.57%   172.57%      152.58%      152.58%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Annualized.

   (c)  Not annualized.

   FINANCIAL HIGHLIGHTS                          INTERNATIONAL STOCK FUND

                                    PERIOD ENDED               YEAR ENDED                YEAR ENDED                YEAR ENDED
                                JANUARY 31, 2004(*)          JULY 31, 2003             JULY 31, 2002             JULY 31, 2001
                                A CLASS      B CLASS      A CLASS      B CLASS      A CLASS      B CLASS      A CLASS      B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD      $ 6.46       $ 6.24       $ 6.37       $ 6.18       $ 8.15       $  7.94      $ 14.55      $ 14.35
      ----------------------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                    (0.02)       (0.04)        0.03        (0.03)       (0.04)        (0.07)       (0.05)       (0.11)
       Net realized and
       unrealized gains
       (losses) on
       investments                1.44         1.39         0.06         0.09        (1.74)        (1.69)       (3.77)       (3.72)
      ----------------------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities               1.42         1.35         0.09         0.06        (1.78)        (1.76)       (3.82)       (3.83)
      ----------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net realized gains           --           --           --           --           --            --        (2.58)       (2.58)
      ----------------------------------------------------------------------------------------------------------------------------
        Total Distributions         --           --           --           --           --            --        (2.58)       (2.58)
      ----------------------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD                $ 7.88       $ 7.59       $ 6.46       $ 6.24       $ 6.37       $  6.18      $  8.15      $  7.94
      ----------------------------------------------------------------------------------------------------------------------------
        Total Return**           21.98%(e)    21.63%(e)     1.41%        0.97%      (21.84)%      (22.17)%     (29.92)%     (30.48)%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)           $1,057       $  646       $  874       $  536       $1,137       $   612      $ 2,210      $   860
       Ratio of expenses to
       average net assets         1.77%(d)     2.52%(d)     1.84%        2.59%        1.81%         2.56%        1.75%        2.50%
       Ratio of net
       investment income
       (loss) to average net
       assets                    (0.56)%(d)   (1.31)%(d)    0.43%       (0.36)%      (0.15)%       (0.95)%      (0.41)%      (1.15)%
       Ratio of expenses to
       average net assets***      2.37%(d)     2.62%(d)     2.44%        2.69%        2.44%         2.69%        2.39%        2.64%
       Portfolio Turnover(a)     90.47%       90.47%      178.04%      178.04%      244.40%       244.40%      213.53%      213.53%

                                 YEAR ENDED                  YEAR ENDED
                                JULY 31, 2000              JULY 31, 1999
                              A CLASS   B CLASS      A CLASS(B)      B CLASS(C)
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $ 11.96   $ 11.90       $ 10.09         $ 10.20
      ------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                    0.05      0.04            --           (0.02)
       Net realized and
       unrealized gains
       (losses) on
       investments               3.03      2.90          1.87            1.72
      ------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities              3.08      2.94          1.87            1.70
      ------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net realized gains       (0.49)    (0.49)           --              --
      ------------------------------------------------------------------------------------------------------------------------
        Total Distributions     (0.49)    (0.49)           --              --
      ----------------------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $ 14.55   $ 14.35       $ 11.96         $ 11.90
      ----------------------------------------------------------------------------------------------------------------------------
        Total Return**          25.62%    24.56%        18.53%(e)       16.67%(e)
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $ 4,362   $ 1,202       $   265         $   102
       Ratio of expenses to
       average net assets        1.66%     2.43%         1.94%(d)        2.76%(d)
       Ratio of net
       investment income
       (loss) to average net
       assets                   (0.58)%   (1.10)%       (0.19)%(d)      (1.08)%(d)
       Ratio of expenses to
       average net assets***     2.30%     2.57%         2.61%(d)        2.91%(d)
       Portfolio Turnover(a)   214.18%   214.18%       156.46%         156.46%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Period from December 8, 1998 (commencement of operations) to July 31,
        1999.

   (c) Period from December 20, 1998 (commencement of operations) to July 31, 1999.

   (d)  Annualized.

   (e)  Not Annualized.

   FINANCIAL HIGHLIGHTS                                    SMALL CAP FUND

                                    PERIOD ENDED             YEAR ENDED          YEAR ENDED          YEAR ENDED
                                JANUARY 31, 2004(*)         JULY 31, 2003       JULY 31, 2002       JULY 31, 2001
                                A CLASS      B CLASS      A CLASS   B CLASS   A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD      $ 13.24      $ 12.89      $12.15    $11.92    $13.47    $13.29    $10.40    $10.31
      -------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                     (0.01)       (0.08)      (0.01)    (0.08)     0.03     (0.06)     0.05     (0.03)
       Net realized and
       unrealized gains
       (losses) on
       investments                 3.69         3.59        2.59      2.52     (0.36)    (0.35)     3.90      3.82
      -------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities                3.68         3.51        2.58      2.44     (0.33)    (0.41)     3.95      3.79
      -------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income         --           --       (0.02)       --     (0.03)       --(d)  (0.08)    (0.01)
       Net realized gains         (0.34)       (0.34)      (1.47)    (1.47)    (0.96)    (0.96)    (0.80)    (0.80)
      -------------------------------------------------------------------------------------------------------------
        Total Distributions       (0.34)       (0.34)      (1.49)    (1.47)    (0.99)    (0.96)    (0.88)    (0.81)
      -------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD                $ 16.58      $ 16.06      $13.24    $12.89    $12.15    $11.92    $13.47    $13.29
      -------------------------------------------------------------------------------------------------------------
        Total Return**            27.97%(f)    27.43%(f)  24.62%    23.74%     (2.72)%   (3.38)%   40.28%    38.92%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)           $ 3,763      $ 3,164      $1,595    $2,476    $1,265    $2,013    $1,245    $  890
       Ratio of expenses to
       average net assets          1.54%(e)     2.29%(e)    1.60%     2.35%     1.58%     2.33%     1.65%     2.40%
       Ratio of net
       investment income
       (loss) to average net
       assets                     (0.17)%(e)   (1.05)%(e)  (0.08)%   (0.83)%    0.20%    (0.61)%    0.31%    (0.46)%
       Ratio of expenses to
       average net assets***       2.14%(e)     2.39%(e)    2.20%     2.45%     2.20%     2.44%     2.29%     2.54%
       Portfolio Turnover(a)      45.58%       45.58%     105.27%   105.27%    81.67%    81.67%    90.31%    90.31%

                                 YEAR ENDED             YEAR ENDED
                                JULY 31, 2000          JULY 31, 1999
                              A CLASS   B CLASS   A CLASS(B)   B CLASS(C)
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $10.66    $10.61      $10.07       $ 9.78
      ------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                   0.02     (0.03)      (0.01)       (0.03)
       Net realized and
       unrealized gains
       (losses) on
       investments              0.10      0.08        0.60         0.86
      ------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities             0.12      0.05        0.59         0.83
      ------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income   (0.03)       --(d)       --           --
       Net realized gains      (0.35)    (0.35)         --           --
      -------------------------------------------------------------------------------------------------------------
        Total Distributions    (0.38)    (0.35)         --           --
      -------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $10.40    $10.31      $10.66       $10.61
      -------------------------------------------------------------------------------------------------------------
        Total Return**          1.51%     0.85%       5.91%(f)     8.56%(f)
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $  330    $  214      $   93       $   82
       Ratio of expenses to
       average net assets       1.66%     2.41%       1.84%(e)     2.59%(e)
       Ratio of net
       investment income
       (loss) to average net
       assets                   0.30%    (0.45)%     (0.26)%(e)    (1.00)%(e)
       Ratio of expenses to
       average net assets***    2.31%     2.55%       2.50%(e)     2.73%(e)
       Portfolio Turnover(a)   98.73%    98.73%      60.08%       60.08%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Period from December 8, 1998 (commencement of operations) to July 31,
        1999.

   (c) Period from December 20, 1998 (commencement of operations) to July 31, 1999.

   (d)  Less than $0.01 per share.

   (e)  Annualized.

   (f)  Not Annualized.

   FINANCIAL HIGHLIGHTS                                      MID-CAP FUND


                                                        PERIOD ENDED
                                                      JANUARY 31, 2004
                                                          A CLASS*
    NET ASSET VALUE, BEGINNING OF PERIOD                   $10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                                     --
     Net realized and unrealized gains on
       investments                                           0.24
    ------------------------------------------------------------------
       Total from Investment Activities                      0.24
    ------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                                     --
     Net realized gains                                        --
    ------------------------------------------------------------------
       Total Distributions                                     --
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $10.24
    ------------------------------------------------------------------
       Total Return**                                        2.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000's)                   $   21
     Ratio of expenses to average net assets                 1.05%(a)
     Ratio of net investment income to average net
       assets                                               (0.09)%(a)
     Ratio of expenses to average net assets***              2.19%(a)
     Portfolio Turnover                                      2.89%

* Period from December 31, 2003 (commencement of operations) to January 31, 2004. Unaudited.

**  Excludes sales charge.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

(a)  Annualized.

(b)  Not annualized.

   FINANCIAL HIGHLIGHTS                                 GROWTH STOCK FUND

                                  PERIOD ENDED               YEAR ENDED                YEAR ENDED                YEAR ENDED
                              JANUARY 31, 2004(*)          JULY 31, 2003             JULY 31, 2002             JULY 31, 2001
                              A CLASS      B CLASS      A CLASS      B CLASS      A CLASS      B CLASS      A CLASS      B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $  7.60      $  7.23      $  6.90      $  6.62      $ 10.25      $  9.89      $ 19.73      $ 19.32
      --------------------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment (loss)    (0.02)       (0.05)       (0.04)       (0.09)       (0.08)       (0.14)       (0.09)       (0.16)
       Net realized and
       unrealized gains
       (losses) on
       investments               0.85         0.81         0.74         0.70        (3.27)       (3.13)       (4.67)       (4.55)
      -------------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities              0.83         0.76         0.70         0.61        (3.35)       (3.27)       (4.76)       (4.71)
      --------------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income       --           --           --           --           --           --           --           --
       Net realized gains          --           --           --           --           --           --        (4.72)       (4.72)
      --------------------------------------------------------------------------------------------------------------------------
        Total Distributions        --           --           --           --           --           --        (4.72)       (4.72)
      --------------------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $  8.43      $  7.99      $  7.60      $  7.23      $  6.90      $  6.62      $ 10.25      $  9.89
      --------------------------------------------------------------------------------------------------------------------------
        Total Return**          10.92%(c)    10.51%(c)    10.14%        9.21%      (32.68)%     (33.06)%     (30.04)%     (30.51)%
      RATIOS/SUPPLEMENTAL
       DATA:
       Net Assets, end of
       period (000's)         $12,098      $14,511      $11,231      $13,630      $11,701      $14,431      $22,182      $24,084
       Ratio of expenses to
       average net assets        1.34%(b)     2.09%(b)     1.35%        2.10%        1.34%        2.09%        1.33%        2.08%
       Ratio of net
       investment loss to
       average net assets       (0.60)%(b)   (1.25)%(b)   (0.58)%      (1.33)%      (0.80)%      (1.55)%      (0.69)%      (1.45)%
       Ratio of expenses to
       average net assets***     1.84%(b)     2.09%(b)     1.85%        2.10%        1.86%        2.11%        1.87%        2.12%
       Portfolio Turnover(a)    20.38%       20.38%       33.11%       33.11%       36.85%       36.85%       97.27%       97.27%

                                   YEAR ENDED                YEAR ENDED
                                 JULY 31, 2000             JULY 31, 1999
                              A CLASS      B CLASS      A CLASS      B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $ 17.45      $ 17.28      $ 17.75      $17.72
      ------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment (loss)    (0.11)       (0.18)       (0.08)      (0.10)
       Net realized and
       unrealized gains
       (losses) on
       investments               7.24         7.07         2.80        2.67
      ----------------------
        Total from
         Investment
         Activities              7.13         6.89         2.72        2.57
      ---------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income       --           --        (0.01)         --
       Net realized gains       (4.85)       (4.85)       (3.01)      (3.01)
      ------------------------------------------------------------------------------------------------
        Total Distributions     (4.85)       (4.85)       (3.02)      (3.01)
      ---------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $ 19.73      $ 19.32      $ 17.45      $17.28
      ------------------------------------------------------------------------------------------------------------------
        Total Return**          45.24%       44.14%       17.40%      16.55%
      RATIOS/SUPPLEMENTAL
       DATA:
       Net Assets, end of
       period (000's)         $30,971      $28,789      $17,417      $9,988
       Ratio of expenses to
       average net assets        1.30%        2.06%        1.32%       2.06%
       Ratio of net
       investment loss to
       average net assets       (0.70)%      (1.46)%      (0.58)%     (1.35)%
       Ratio of expenses to
       average net assets***     1.84%        2.10%        1.85%       2.10%
       Portfolio Turnover(a)   117.11%      117.11%       81.02%      81.02%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Annualized.

   (c)  Not annualized.

   FINANCIAL HIGHLIGHTS                            GROWTH AND INCOME FUND

                                    PERIOD ENDED                 YEAR ENDED              YEAR ENDED          YEAR ENDED
                                JANUARY 31, 2004(*)            JULY 31, 2003            JULY 31, 2002       JULY 31, 2001
                                A CLASS      B CLASS        A CLASS      B CLASS      A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD      $10.69       $10.21         $ 9.89       $ 9.50       $13.89    $13.44    $21.33    $ 20.88
      ---------------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                     0.01        (0.03)          0.02        (0.05)          --     (0.10)    (0.03)     (0.14)
       Net realized and
       unrealized gains
       (losses) on
       investments                1.35         1.29           0.80         0.76        (4.00)    (3.84)    (4.72)     (4.61)
      ---------------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities               1.36         1.26           0.82         0.71        (4.00)    (3.94)    (4.75)     (4.75)
      ---------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income     (0.01)          --          (0.02)          --           --        --        --         --
       Net realized gains           --           --             --           --           --        --     (2.69)     (2.69)
      ---------------------------------------------------------------------------------------------------------------------
        Total Distributions      (0.01)          --          (0.02)          --           --        --     (2.69)     (2.69)
      ---------------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD                $12.04       $11.47         $10.69       $10.21       $ 9.89    $ 9.50    $13.89    $ 13.44
      ---------------------------------------------------------------------------------------------------------------------
        Total Return**           12.76%(c)    12.34%(c)       8.31%        7.47%      (28.80)%  (29.32)%  (24.39)%   (24.97)%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)           $5,967       $8,194         $5,548       $7,507       $5,696    $8,222    $9,669    $13,282
       Ratio of expenses to
       average net assets         1.37%(b)     2.12%(b)       1.37%        2.12%        1.35%     2.10%     1.35%      2.10%
       Ratio of net
       investment income
       (loss) to average net
       assets                     0.17%(b)    (0.58)%(b)      0.24%       (0.51)%      (0.03)%   (0.79)%   (0.16)%    (0.92)%
       Ratio of expenses to
       average net assets***      1.87%(b)     2.12%(b)       1.87%        2.12%        1.88%     2.13%     1.89%      2.14%
       Portfolio Turnover(a)      9.22%        9.22%         46.92%       46.92%       43.28%    43.28%    43.24%     43.24%

                                 YEAR ENDED          YEAR ENDED
                                JULY 31, 2000       JULY 31, 1999
                              A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $ 18.89   $18.66    $18.72    $18.68
      ---------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                   (0.04)   (0.15)    (0.02)    (0.08)
       Net realized and
       unrealized gains
       (losses) on
       investments               5.16     5.05      2.38      2.25
      ------------------------------------------------------------------------------
        Total from
         Investment
         Activities              5.12     4.90      2.36      2.17
      ---------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income       --       --        --        --
       Net realized gains       (2.68)   (2.68)    (2.19)    (2.19)
      ------------------------------------------------------------------------------------------------
        Total Distributions     (2.68)   (2.68)    (2.19)    (2.19)
      ---------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $ 21.33   $20.88    $18.89    $18.66
      ------------------------------------------------------------------------------------------------------------------
        Total Return**          28.85%   27.95%    13.67%    12.58%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $12,540   $15,593   $9,593    $8,265
       Ratio of expenses to
       average net assets        1.33%    2.08%     1.35%     2.09%
       Ratio of net
       investment income
       (loss) to average net
       assets                   (0.22)%  (0.99)%   (0.12)%   (0.90)%
       Ratio of expenses to
       average net assets***     1.87%    2.12%     1.89%     2.13%
       Portfolio Turnover(a)    60.51%   60.51%    65.56%    65.56%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Annualized.

   (c)  Not annualized.

   FINANCIAL HIGHLIGHTS                                        VALUE FUND

                                    PERIOD ENDED               YEAR ENDED           YEAR ENDED          YEAR ENDED
                                JANUARY 31, 2004(*)          JULY 31, 2003         JULY 31, 2002       JULY 31, 2001
                                A CLASS      B CLASS      A CLASS      B CLASS   A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD      $ 7.37       $ 7.27       $ 7.02       $ 6.93    $ 9.13    $ 9.04    $10.73    $10.65
      ----------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                     0.03           --         0.07         0.02      0.04     (0.02)     0.04     (0.02)
       Net realized and
       unrealized gains
       (losses) on
       investments                1.07         1.05         0.35         0.34     (2.11)    (2.09)    (0.22)    (0.22)
      ----------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities               1.10         1.05         0.42         0.36     (2.07)    (2.11)    (0.18)    (0.24)
      ----------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income     (0.03)          --(d)     (0.07)       (0.02)    (0.04)       --     (0.05)       --(d)
       Net realized gains           --           --           --           --        --        --     (1.37)    (1.37)
      ----------------------------------------------------------------------------------------------------------------
        Total Distributions      (0.03)          --(d)     (0.07)       (0.02)    (0.04)       --     (1.42)    (1.37)
      ----------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD                $ 8.44       $ 8.32       $ 7.37       $ 7.27    $ 7.02    $ 6.93    $ 9.13    $ 9.04
      ----------------------------------------------------------------------------------------------------------------
        Total Return**           14.92%(f)    14.50%(f)     6.07%        5.22%   (22.74)%  (23.34)%   (1.66)%   (2.25)%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
        period (000's)          $2,608       $1,425       $2,146       $1,291    $2,032    $1,427    $2,504    $1,544
       Ratio of expenses to
        average net assets        1.33%(c)     2.08%(e)     1.32%        2.07%     1.30%     2.05%     1.31%     2.06%
       Ratio of net
        investment income
        (loss) to average
        net assets                0.64%(c)    (0.11)%(e)    1.05%        0.31%     0.48%    (0.28)%    0.49%    (0.26)%
       Ratio of expenses to
        average net
        assets***                 1.83%(e)     2.08%(e)     1.82%        2.07%     1.82%     2.07%     1.85%     2.10%
       Portfolio Turnover(a)     37.35%       37.35%       77.62%       77.62%    48.18%    48.18%    79.05%    79.05%

                                 YEAR ENDED             YEAR ENDED
                                JULY 31, 2000          JULY 31, 1999
                              A CLASS   B CLASS   A CLASS(B)   B CLASS(C)
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $10.37    $10.34      $10.05       $ 9.90
      ------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income
       (loss)                   0.03     (0.03)       0.01        (0.01)
       Net realized and
       unrealized gains
       (losses) on
       investments              0.50      0.47        0.78         0.91
      ------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities             0.53      0.44        0.79         0.90
      ------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income   (0.04)       --(d)    (0.02)       (0.01)
       Net realized gains      (0.13)    (0.13)      (0.45)       (0.45)
      ----------------------------------------------------------------------------------------------------------------
        Total Distributions    (0.17)    (0.13)      (0.47)       (0.46)
      ----------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $10.73    $10.65      $10.37       $10.34
      ----------------------------------------------------------------------------------------------------------------
        Total Return**          5.21%     4.30%       7.81%(f)     8.94%(f)
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
        period (000's)        $1,355    $1,018      $  178       $  472
       Ratio of expenses to
        average net assets      1.30%     2.06%       1.60%(e)     2.44%(e)
       Ratio of net
        investment income
        (loss) to average
        net assets              0.30%    (0.37)%     (0.01)%(e)    (0.71)%(e)
       Ratio of expenses to
        average net
        assets***               1.85%     2.10%       2.15%(e)     2.48%(e)
       Portfolio Turnover(a)  120.42%   120.42%     113.72%      113.72%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Period from December 8, 1998 (commencement of operations) to July 31,
        1999.

   (c) Period from December 13, 1998 (commencement of operations) to July 31, 1999.

   (d)  Less than $0.01 per share.

   (e)  Annualized.

   (f)  Not Annualized.

   FINANCIAL HIGHLIGHTS                     DIVERSIFIED FIXED INCOME FUND

                                    PERIOD ENDED               YEAR ENDED           YEAR ENDED          YEAR ENDED
                                JANUARY 31, 2004(*)          JULY 31, 2003         JULY 31, 2002       JULY 31, 2001
                                A CLASS      B CLASS      A CLASS      B CLASS   A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD      $ 11.28      $ 11.26      $11.22       $11.20    $10.89    $10.87    $10.22    $10.20
      ----------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income       0.21         0.17        0.47         0.38      0.53      0.45      0.58      0.50
       Net realized and
       unrealized gains
       (losses) on
       investments                 0.21         0.21        0.17         0.17      0.33      0.33      0.67      0.67
      ----------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities                0.42         0.38        0.64         0.55      0.86      0.78      1.25      1.17
      ----------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income      (0.21)       (0.17)      (0.47)       (0.38)    (0.53)    (0.45)    (0.58)    (0.50)
       Net realized gains         (0.20)       (0.20)      (0.11)       (0.11)       --        --        --        --
      ----------------------------------------------------------------------------------------------------------------
        Total Distributions       (0.41)       (0.37)      (0.58)       (0.49)    (0.53)    (0.45)    (0.58)    (0.50)
      ----------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD                $ 11.29      $ 11.27      $11.28       $11.26    $11.22    $11.20    $10.89    $10.87
      ----------------------------------------------------------------------------------------------------------------
        Total Return**             3.78%(c)     3.40%(c)    5.76%        4.96%     8.13%     7.34%    12.48%    11.68%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)           $ 5,443      $ 4,781      $8,841       $5,193    $6,755    $4,997    $7,702    $4,367
       Ratio of expenses to
       average net assets          0.97%(b)     1.72%(b)    0.97%        1.72%     0.96%     1.71%     0.95%     1.70%
       Ratio of net
       investment income to
       average net assets          3.73%(b)     2.98%(b)    4.04%        3.30%     4.86%     4.11%     5.43%     4.67%
       Ratio of expenses to
       average net assets***       1.62%(b)     1.87%(b)    1.62%        1.87%     1.63%     1.88%     1.65%     1.90%
       Portfolio Turnover(a)      21.56%       21.56%      52.53%       52.53%    71.59%    71.59%    58.91%    58.91%

                                 YEAR ENDED          YEAR ENDED
                                JULY 31, 2000       JULY 31, 1999
                              A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $10.39    $10.37    $10.92    $10.91
      ---------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income    0.58      0.50      0.56      0.48
       Net realized and
       unrealized gains
       (losses) on
       investments             (0.17)    (0.17)    (0.43)    (0.44)
      ------------------------------------------------------------------------------
        Total from
         Investment
         Activities             0.41      0.33      0.13      0.04
      ---------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income   (0.58)    (0.50)    (0.56)    (0.48)
       Net realized gains         --        --     (0.10)    (0.10)
      ------------------------------------------------------------------------------------------------
        Total Distributions    (0.58)    (0.50)    (0.66)    (0.58)
      ---------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $10.22    $10.20    $10.39    $10.37
      ----------------------------------------------------------------------------------------------------------------
        Total Return**          4.09%     3.34%     1.02%     0.24%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $5,252    $2,760    $2,228    $2,078
       Ratio of expenses to
       average net assets       0.97%     1.71%     0.98%     1.72%
       Ratio of net
       investment income to
       average net assets       5.70%     4.95%     5.08%     4.39%
       Ratio of expenses to
       average net assets***    1.66%     1.90%     1.67%     1.91%
       Portfolio Turnover(a)   84.65%    84.65%    60.00%    60.00%

   *  Unaudited.

   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Annualized.

   (c)  Not Annualized.

   FINANCIAL HIGHLIGHTS                          TAX-FREE SECURITIES FUND

                                    PERIOD ENDED               YEAR ENDED              YEAR ENDED          YEAR ENDED
                                JANUARY 31, 2004(*)          JULY 31, 2003            JULY 31, 2002       JULY 31, 2001
                                A CLASS      B CLASS      A CLASS      B CLASS      A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD      $ 10.75      $ 10.75      $ 10.86      $10.85       $ 10.74   $10.74    $10.29    $10.29
      -------------------------------------------------------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income       0.22         0.18         0.43        0.35          0.45     0.37      0.47      0.39
       Net realized and
       unrealized gains
       (losses) on
       investments                 0.26         0.26        (0.05)      (0.04)         0.23     0.22      0.45      0.45
      -------------------------------------------------------------------------------------------------------------------
        Total from
         Investment
         Activities                0.48         0.44         0.38        0.31          0.68     0.59      0.92      0.84
      -------------------------------------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income      (0.22)       (0.18)       (0.43)      (0.35)        (0.45)   (0.37)    (0.47)    (0.39)
       Net realized gains         (0.05)       (0.05)       (0.06)      (0.06)        (0.11)   (0.11)       --        --
      -------------------------------------------------------------------------------------------------------------------
        Total Distributions       (0.27)       (0.23)       (0.49)      (0.41)        (0.56)   (0.48)    (0.47)    (0.39)
      -------------------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD                $ 10.96      $ 10.96      $ 10.75      $10.75       $ 10.86   $10.85    $10.74    $10.74
      -------------------------------------------------------------------------------------------------------------------
        Total Return**             4.56%(b)     4.17%(c)     3.54%       2.86%         6.47%    5.58%     9.07%     8.28%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)           $11,483      $ 4,668      $11,829      $4,643       $11,765   $5,458    $8,413    $5,019
       Ratio of expenses to
       average net assets          0.96%(b)     1.71%(b)     0.96%       1.71%         0.94%    1.69%     0.95%     1.70%
       Ratio of net
       investment income to
       average net assets          4.05%(b)     3.30%(b)     3.93%       3.18%         4.17%    3.42%     4.41%     3.65%
       Ratio of expenses to
       average net assets***       1.61%(b)     1.86%(b)     1.61%       1.86%         1.61%    1.86%     1.64%     1.89%
       Portfolio Turnover(a)       0.79%        0.79%        1.24%       1.24%        13.40%   13.40%    19.05%    19.05%

                                 YEAR ENDED          YEAR ENDED
                                JULY 31, 2000       JULY 31, 1999
                              A CLASS   B CLASS   A CLASS   B CLASS
      NET ASSET VALUE,
       BEGINNING OF PERIOD    $10.49    $10.49    $10.84    $10.83
      ---------------------------------------------------------------------
      INVESTMENT ACTIVITIES:
       Net investment income    0.48      0.40      0.48      0.40
       Net realized and
       unrealized gains
       (losses) on
       investments             (0.15)    (0.15)    (0.25)    (0.24)
      ------------------------------------------------------------------------------
        Total from
         Investment
         Activities             0.33      0.25      0.23      0.16
      ---------------------------------------------------------------------------------------
      DISTRIBUTIONS:
       Net investment income   (0.48)    (0.40)    (0.48)    (0.40)
       Net realized gains      (0.05)    (0.05)    (0.10)    (0.10)
      ------------------------------------------------------------------------------------------------
        Total Distributions    (0.53)    (0.45)    (0.58)    (0.50)
      ---------------------------------------------------------------------------------------------------------
      NET ASSET VALUE, END
       OF PERIOD              $10.29    $10.29    $10.49    $10.49
      ------------------------------------------------------------------------------------------------------------------
        Total Return**          3.28%     2.54%     2.00%     1.40%
      RATIOS/SUPPLEMENTARY
       DATA:
       Net Assets at end of
       period (000's)         $6,832    $2,779    $4,795    $1,756
       Ratio of expenses to
       average net assets       0.95%     1.70%     0.96%     1.70%
       Ratio of net
       investment income to
       average net assets       4.71%     3.97%     4.41%     3.68%
       Ratio of expenses to
       average net assets***    1.64%     1.89%     1.65%     1.89%
       Portfolio Turnover(a)   22.40%    22.40%     9.91%     9.91%

   *  Unaudited.
   ** Excludes sales charge for class A and contingent deferred sales charge for class B.

   *** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

   (b)  Annualized.

   (c)  Not Annualized.

   FINANCIAL HIGHLIGHTS     SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES

                                                            FUND

                                              PERIOD ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                           JANUARY 31, 2004(*)   JULY 31, 2003   JULY 31, 2002   JULY 31, 2001   JULY 31, 2000
                                                 A CLASS            A CLASS         A CLASS         A CLASS         A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD         $  9.97            $10.06          $ 9.81          $ 9.30          $ 9.42
    --------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                          0.12              0.31            0.34            0.45            0.44
     Net realized and unrealized gains
       (losses) on investments                      0.04              0.02            0.30            0.51           (0.08)
    --------------------------------------------------------------------------------------------------------------------------
       Total from Investment Activities             0.16              0.33            0.64            0.96            0.36
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                         (0.12)            (0.31)          (0.34)          (0.45)          (0.44)
     Net realized gains                            (0.04)            (0.11)          (0.05)             --           (0.04)
    --------------------------------------------------------------------------------------------------------------------------
       Total Distributions                         (0.16)            (0.42)          (0.39)          (0.45)          (0.48)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD               $  9.97            $ 9.97          $10.06          $ 9.81          $ 9.30
    --------------------------------------------------------------------------------------------------------------------------
       Total Return**                               1.62%(b)          3.28%           6.68%          10.58%           3.97%
    RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000's)         $ 5,512            $5,327          $2,148          $1,090          $  452
     Ratio of expenses to average net
       assets                                       0.80%(a)          0.80%           0.81%           0.90%           0.89%
     Ratio of net investment income to
       average net assets                           2.48%(a)          2.93%           3.44%           4.66%           4.78%
     Ratio of expenses to average net
       assets***                                    1.55%(a)          1.55%           1.57%           1.65%           1.64%
     Portfolio Turnover                            16.97%            17.50%          62.60%         107.46%          48.99%

                                            YEAR ENDED
                                           JULY 31, 1999
                                              A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD      $ 9.64
    --------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                      0.45
     Net realized and unrealized gains
       (losses) on investments                 (0.18)
    --------------------------------------------------------------------------------------------------------------------------
       Total from Investment Activities         0.27
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                     (0.45)
     Net realized gains                        (0.04)
    --------------------------------------------------------------------------------------------------------------------------
       Total Distributions                     (0.49)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD            $ 9.42
    --------------------------------------------------------------------------------------------------------------------------
       Total Return**                           2.79%
    RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000's)      $  595
     Ratio of expenses to average net
       assets                                   0.94%
     Ratio of net investment income to
       average net assets                       4.65%
     Ratio of expenses to average net
       assets***                                1.49%
     Portfolio Turnover                        63.27%

*   Unaudited.

**  Excludes sales charge.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

(a)  Annualized.

(b)  Not annualized.

   FINANCIAL HIGHLIGHTS       TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

                                              PERIOD ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                           JANUARY 31, 2004(*)   JULY 31, 2003   JULY 31, 2002   JULY 31, 2001   JULY 31, 2000
                                                 A CLASS            A CLASS         A CLASS         A CLASS         A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.36            $10.39          $10.18          $ 9.86          $ 9.95
    --------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                          0.11              0.25            0.29            0.35            0.35
     Net realized and unrealized gains
       (losses) on investments                      0.12              0.02            0.21            0.32           (0.04)
    --------------------------------------------------------------------------------------------------------------------------
       Total from Investment Activities             0.23              0.27            0.50            0.67            0.31
    --------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                         (0.11)            (0.25)          (0.29)          (0.35)          (0.35)
     Net realized gains                               --             (0.05)             --              --           (0.05)
    --------------------------------------------------------------------------------------------------------------------------
       Total Distributions                         (0.11)            (0.30)          (0.29)          (0.35)          (0.40)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD               $ 10.48            $10.36          $10.39          $10.18          $ 9.86
    --------------------------------------------------------------------------------------------------------------------------
       Total Return**                               2.22%(b)          2.62%           4.98%           6.89%           3.19%
    RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000's)         $ 4,701            $2,322          $2,157          $1,732          $1,458
     Ratio of expenses to average net
       assets                                       0.97%(a)          0.97%           0.98%           0.98%           0.98%
     Ratio of net investment income to
       average net assets                           2.04%(a)          2.40%           2.82%           3.48%           3.57%
     Ratio of expenses to average net
       assets***                                    1.58%(a)          1.58%           1.61%           1.63%           1.63%
     Portfolio Turnover                             4.75%             6.01%          37.24%          73.06%          42.57%

                                            YEAR ENDED
                                           JULY 31, 1999
                                              A CLASS
    NET ASSET VALUE, BEGINNING OF PERIOD      $10.09
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                      0.34
     Net realized and unrealized gains
       (losses) on investments                 (0.09)
    --------------------------------------------------------------------------------
       Total from Investment Activities         0.25
    ----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                     (0.34)
     Net realized gains                        (0.05)
    ------------------------------------------------------------------------------------------------------------
       Total Distributions                     (0.39)
    --------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD            $ 9.95
    --------------------------------------------------------------------------------------------------------------------------
       Total Return**                           2.44%
    RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000's)      $  878
     Ratio of expenses to average net
       assets                                   0.98%
     Ratio of net investment income to
       average net assets                       3.35%
     Ratio of expenses to average net
       assets***                                1.63%
     Portfolio Turnover                        18.40%

*   Unaudited.

**  Excludes sales charge.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

(a)  Annualized.

(b)  Not annualized.

   FINANCIAL HIGHLIGHTS                       ULTRA SHORT GOVERNMENT FUND


                                            PERIOD ENDED               YEAR ENDED              YEAR ENDED          YEAR ENDED
                                        JANUARY 31, 2004(*)          JULY 31, 2003            JULY 31, 2002     JULY 31, 2001(B)
                                        A CLASS      B CLASS      A CLASS      B CLASS      A CLASS   B CLASS   A CLASS   B CLASS
    NET ASSET VALUE, BEGINNING OF
     PERIOD                             $ 10.24      $ 10.24      $ 10.31      $10.31       $ 10.20   $10.21    $ 10.02   $10.02
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                 0.09         0.05         0.23        0.15          0.30     0.22       0.55     0.48
     Net realized and unrealized gains
       (losses) on investments            (0.03)       (0.03)       (0.06)      (0.06)         0.11     0.10       0.18     0.19
    -----------------------------------------------------------------------------------------------------------------------------
       Total from Investment
        Activities                         0.06         0.02         0.17        0.09          0.41     0.32       0.73     0.67
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                (0.09)       (0.05)       (0.23)      (0.15)        (0.30)   (0.22)     (0.55)   (0.48)
     Net realized gains                      --           --        (0.01)      (0.01)           --(c)     --(c)      --      --
    -----------------------------------------------------------------------------------------------------------------------------
       Total Distributions                (0.09)       (0.05)       (0.24)      (0.16)        (0.30)   (0.22)     (0.55)   (0.48)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD      $ 10.21      $ 10.21      $ 10.24      $10.24       $ 10.31   $10.31    $ 10.20   $10.21
    -----------------------------------------------------------------------------------------------------------------------------
       Total Return**                      0.61%(e)     0.23%(e)     1.67%       0.91%         4.10%    3.22%      7.46%    6.79%
    RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period
       (000's)                          $ 8,570      $ 2,148      $12,787      $1,994       $14,116   $1,403    $15,002   $  858
     Ratio of expenses to average net
       assets                              0.62%(d)     1.37%(d)     0.62%       1.37%         0.62%    1.37%      0.64%    1.39%
     Ratio of net investment income to
       average net assets                  1.79%(d)     1.04%(d)     2.23%       1.46%         2.93%    2.14%      5.20%    4.48%
     Ratio of expenses to average net
       assets***                           1.42%(d)     1.67%(d)     1.42%       1.67%         1.42%    1.67%      1.51%    1.76%
     Portfolio Turnover(a)                21.98%       21.98%       17.41%      17.41%        26.15%   26.15%      8.22%    8.22%

*   Unaudited.

** Excludes sales charge for class A and contingent deferred sales charge for class B.

*** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(b)  Period from August 1, 2000 (commencement of operations) to July 31, 2001.

(c)  Less than $0.01 per share.

(d)  Annualized.

(e)  Not annualized.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' Annual and Semi-Annual reports to shareholders contain detailed information on the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations, proxy voting and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

- At no charge from the EDGAR database on the SEC's Website at http://www.sec.gov

Investment Company Act file no. 811-7454.

06/04
PCP 0043

                          [PACIFIC CAPITAL FUNDS LOGO]

                                  June 1, 2004

                              New Asia Growth Fund
                            International Stock Fund
                                 Small Cap Fund
                                  Mid-Cap Fund
                               Growth Stock Fund
                             Growth and Income Fund
                                   Value Fund
                         Diversified Fixed Income Fund
                            Tax-Free Securities Fund
               Short Intermediate U.S. Government Securities Fund
                  Tax-Free Short Intermediate Securities Fund
                          Ultra Short Government Fund

                                    Class Y
                              Institutional Shares

--------------------------------------------------------------------------------
        The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                   QUESTIONS?

                  Call 800-258-9232 between 8 a.m. and 9 p.m.
            Eastern time or contact your investment representative.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  New Asia Growth Fund
important section, which                          6  International Stock Fund
summarizes each Fund's                            9  Small Cap Fund
investments, risks, past                         12  Mid-Cap Fund
performance, and fees.                           14  Growth Stock Fund
                                                 17  Growth and Income Fund
                                                 20  Value Fund
                                                 23  Diversified Fixed Income Fund
                                                 26  Tax-Free Securities Fund
                                                 29  Short Intermediate U.S. Government Securities Fund
                                                 32  Tax-Free Short Intermediate Securities Fund
                                                 35  Ultra Short Government Fund
                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS

                                      [ICON]
Review this section for                          38  New Asia Growth Fund
details on each Fund's                           38  International Stock Fund
investment strategies and                        39  Small Cap Fund
risks.                                           39  Mid-Cap Fund
                                                 40  Growth Stock Fund
                                                 40  Growth and Income Fund
                                                 41  Value Fund
                                                 41  Diversified Fixed Income Fund
                                                 41  Tax-Free Securities Fund
                                                 42  Short Intermediate U.S. Government Securities Fund
                                                 42  Tax-Free Short Intermediate Securities Fund
                                                 43  Ultra Short Government Fund
                                                 44  Discussion of Risks
                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          47  The Investment Adviser
details on the people and                        47  The Sub-Advisers
organizations who oversee                        48  Portfolio Managers
the Funds.                                       50  The Distributor, Administrator and
                                                     Sub-Administrator
                                                SHAREHOLDER INFORMATION

                                      [ICON]
Review this section for                          51  Pricing of Fund Shares
details on how shares are                        52  Purchasing and Adding to Your Shares
valued, how to purchase,                         55  Selling Your Shares
sell and exchange shares,                        57  General Policies on Selling Shares
related charges, and                             58  Exchanging Your Shares
payments of dividends and                        60  Dividends, Distributions and Taxes
distributions.
                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          62
details on selected
financial highlights of the
Funds.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES    NEW ASIA GROWTH FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in common
    INVESTMENT STRATEGIES             and preferred stocks of companies located in the countries of Asia (other than Japan) and securities that are
                                      convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly
                                      through other investment companies or trusts that invest the majority of their assets in such securities. Asian countries include, but are not limited to, Hong Kong, China, India,
                                      Indonesia, South Korea, Malaysia, the Philippines,
                                      Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and
                                      Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded
                                      principally on a securities exchange in the country.The Fund does not limit its investments to any particular type or
                                      size of company. The Fund focuses on companies whose
                                      earnings its Sub-Adviser, First State (Hong Kong) LLC,
                                      expects to grow or whose share price it believes is
                                      undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed
                                      markets. The values of the Fund's convertible securities are also affected by interest rates. Since the Fund invests
                                      significantly in securities of issuers in one or more Asian countries, such as Hong Kong and Taiwan, and issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it also will be affected by a variety of economic and political factors specific to those
                                      countries.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                      accept the higher risks associated with investing in
                                          emerging country stocks
                                        - are investing for long-term goals
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - regular income
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [CHART]

1996                                                                             16.13
97                                                                              -24.50
98                                                                              -10.83
99                                                                               97.30
00                                                                              -33.88
01                                                                                4.03
02                                                                              -15.49
03                                                                               43.98

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 9.29%.

                                                                   Best quarter:   Q4 1999     44.81%
                                                                   Worst quarter:  Q2 1998    -27.22%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)
The chart and table on this page show how the New Asia Growth Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Morgan Stanley Capital International
(MSCI) All Country (AC) Far East Free Index (excluding Japan), a widely recognized index of stock markets in that region.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST      PAST       SINCE
                                     INCEPTION     YEAR     5 YEARS   INCEPTION
 CLASS Y                              2/15/95
  -- Before Taxes                                  43.98%   10.55%       4.15%
  -- After Taxes on Distributions                  43.71%   10.51%       3.44%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       28.63%    9.19%       3.11%
 MSCI AC FAR EAST FREE INDEX
 (EXCLUDING JAPAN)*                   2/28/95      44.96%    5.71%      -1.68%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES             NEW ASIA GROWTH FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (FEES PAID BY YOU DIRECTLY)         Y SHARES

 Redemption/Exchange fee
 (as a percentage of amount
 redeemed or exchanged)(1)             None

 ANNUAL FUND OPERATING EXPENSES(2)
 (FEES PAID FROM FUND ASSETS)

 Management fee                       0.90%
 Other expenses                       0.96%
 Total Fund operating expenses        1.86%

(1) A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.

(2) The Management fee includes fees of 0.40% payable to the Adviser and 0.50% payable to the Sub-Adviser. The Administrator is limiting its administration fee (a component of Other expenses), and TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 1.85%. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 1.97%. Any or all expense limitations may be revised or canceled at any time.

EXPENSE EXAMPLE

                                        1      3       5        10
                                       YEAR   YEARS  YEARS    YEARS

 CLASS Y SHARES                        $189   $585   $1,006   $2,180

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
            RISK/RETURN SUMMARY AND FUND EXPENSES     INTERNATIONAL STOCK

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         Normally, the Fund invests primarily in common stocks,
    INVESTMENT STRATEGIES             common stock equivalents (such as preferred or debt
                                      securities convertible into common stock), and preferred
                                      stocks of foreign companies, and at least 80% of its net
                                      assets in such securities of domestic and foreign companies.
                                      (The Fund will provide its shareholders with at least 60
                                      days' prior notice of any change in this non-fundamental
                                      investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in
                                      foreign companies. The Fund does not limit its investments to any particular type or size of company or to any region of the world, including emerging markets countries. The
                                      Fund's Sub-Adviser, Hansberger Global Investors, Inc.,
                                      incorporates a risk-control framework to control economic
                                      sector and regional weightings.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in the
                                      countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed
                                      markets. Since issuers in any one country may from time to time represent more than 20% of the Fund's portfolio, it
                                      will also be affected by a variety of economic and political factors specific to those countries. The values of the
                                      Fund's convertible securities, if any, are also affected by interest rates; if rates rise, the values of convertible
                                      securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                          accept the higher risks associated with investing in foreign stocks
                                        - are investing for long-term goals
                                        - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART]

1999                                                                             70.09
00                                                                              -24.97
01                                                                              -29.32
02                                                                              -19.10
03                                                                               32.55

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 3.69%.

                                                                      Best quarter:          Q4 1999    44.24%
                                                                      Worst quarter:         Q3 2002   -19.33%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)
The chart and table on this page show how the International Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to (i) its current benchmark index, the Morgan Stanley Capital International (MSCI) All Country World Free (ACWI) ex-US Index, which is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States, and (ii) its former benchmark index, the MSCI Europe, Australasia and Far East (EAFE) Index, which is unmanaged and is generally representative of the performance of major stock markets in those regions.

Both the chart and the table assume reinvestment of dividends and distributions. Each reflects performance information during a time when the Fund was managed using different investment strategies and a different benchmark index, which may affect performance. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5      SINCE
                                     INCEPTION     YEAR      YEARS    INCEPTION
 CLASS Y                              12/2/98
  -- Before Taxes                                  32.55%    -0.66%     0.29%
  -- After Taxes on Distributions                  32.55%    -2.24%    -1.28%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       21.16%    -1.26%    -0.45%
 MSCI ACWI EX-US INDEX*              11/30/98      41.41%     1.55%     2.20%
 MSCI EAFE INDEX*                    11/30/98      39.17%     0.26%     1.03%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES         INTERNATIONAL STOCK FUND


FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES
 (EXPENSES PAID BY YOU DIRECTLY)     Y SHARES

 Redemption/Exchange fee
 (as a percentage of amount
 redeemed or exchanged)(1)             None

 ANNUAL FUND OPERATING EXPENSES(2)
 (FEES PAID FROM FUND ASSETS)        Y SHARES

 Management fee                       1.05%
 Other expenses                       0.59%
 Total Fund operating expenses        1.64%

(1) A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. Although the Fund has a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund's policy on redemption fees, see "Redemption Fees" later in this prospectus.

(2) Restated to reflect a lower sub-adivsory fee due to a change in Sub-Adviser. The Management fee includes fees of 0.45% payable to the Adviser and 0.60% payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee to 0.35%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 1.54%. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 1.97% for Class Y shares. Any and all expense limitations may be revised or canceled at any time.

EXPENSE EXAMPLE

                                        1      3       5        10
                                       YEAR   YEARS   YEARS   YEARS

 CLASS Y SHARES                        $164   $517    $892    $1,944


The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES          SMALL CAP FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a
    INVESTMENT STRATEGIES             diversified portfolio of common stocks of smaller U.S.
                                      companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-
                                      fundamental investment policy.) The Fund currently considers
                                      "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell
                                      2000(R) Value Index at the time of purchase (approximately
                                      $16 million to $2.7 billion as of March 31, 2004). The Fund focuses on stocks its Sub-Adviser, Nicholas-Applegate
                                      Capital Management, believes are undervalued, fundamentally strong and undergoing positive change.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                          accept the higher risks associated with investing in small cap stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [CHART]

1999                                                                             -1.26
00                                                                               26.63
01                                                                               25.28
02                                                                               -8.54
03                                                                               56.02

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 6.99%.

                                                                      Best quarter:           Q2 2003    24.43%
                                                                      Worst quarter:          Q3 2002   -19.97%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)
The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000(R) Value Index, an unmanaged index comprised of securities in the Russell 2000(R) Index with a less-than-average growth orientation.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5     SINCE
                                     INCEPTION     YEAR     YEARS    INCEPTION
 CLASS Y                              12/3/98
  -- Before Taxes                                  56.02%   17.45%     17.71%
  -- After Taxes on Distributions                  55.08%   14.85%     15.13%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       36.62%   13.62%     13.88%
 RUSSELL 2000(R) VALUE INDEX*        12/31/98      46.03%   12.28%     12.28%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                   SMALL CAP FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       1.10%
                                                Other expenses                       0.35%
                                                Total Fund operating expenses        1.45%

                                     (1) The Management fee includes fees of
                                     0.50% payable to the Adviser and 0.60%
                                     payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee to 0.40%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 1.35%. In addition, the Adviser has agreed to limit expenses so that Total Fund operating expenses will not exceed 1.97%. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $148   $459    $792    $1,735

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID-CAP FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - Long term capital appreciation

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a diversified portfolio of
    INVESTMENT STRATEGIES             common stocks of U.S. companies within the market capitalization range of the
                                      S&P MidCap 400 Index (approximately $410 million to $11.3 billion as of March
                                      31, 2004) and in securities that are convertible into such common stocks. (The
                                      Fund will provide its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) The Fund focuses on stocks its Sub-Adviser, Bankoh Investment Partners, LLC, believes are undervalued, fundamentally strong and undergoing positive change. The Sub-Adviser's management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.


                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid sized companies fluctuate more than larger more established companies. The values of the Fund's convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to accept the higher risks associated with investing in mid-cap stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment
                                        - regular income

    FUND                              Because the Fund is new, it does not have a full calendar year performance
    PERFORMANCE                       record to compare against other mutual funds or broad measures of securities market performance such as indices.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                     MID-CAP FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.80%
                                                Other expenses(2)                    0.39%
                                                Total Fund operating expenses        1.19%

                                     (1) The Management fee includes fees of
                                     0.60% payable to the Adviser and 0.20%
                                     payable to the Sub-Adviser. The Adviser is limiting its portion of the Management fee and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS ARE ESTIMATED TO BE 0.80%. Any or all expense limitations may be revised or canceled at any time.

                                     (2) Other expenses are estimates, as the Fund had not been operating for six months as of the date of this prospectus.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

                                               EXPENSE EXAMPLE

                                                                                       1      3
                                                                                      YEAR   YEARS

                                                CLASS Y SHARES                        $121   $378

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES       GROWTH STOCK FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, dividend income

    PRINCIPAL                         The Fund invests at least 80% of its net assets in a
    INVESTMENT STRATEGIES             diversified portfolio of common stocks of U.S. and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks.
                                      (The Fund will provide its shareholders with at least 60
                                      days' prior notice of any change in this non-fundamental
                                      investment policy.) The Fund may invest a significant
                                      portion of its assets in smaller and newer companies. The
                                      Fund focuses on companies whose earnings are growing
                                      substantially faster than the average for the U.S. market.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of foreign
                                      securities depends on different political and economic
                                      environments and other overall economic conditions in
                                      countries where the Fund invests. The values of the Fund's convertible securities are also affected by movements in
                                      interest rates; if rates rise, the values of convertible
                                      securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - are investing for long term goals
                                        - want potential capital appreciation and are willing to
                                          accept the higher risks associated with investing in stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - regular income
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [CHART]

1994                                                                             -1.17
95                                                                               30.10
96                                                                               15.03
97                                                                               30.52
98                                                                               35.94
99                                                                               37.19
00                                                                               -2.99
01                                                                              -23.17
02                                                                              -33.89
03                                                                               27.19

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS -1.05%.

                                                                   Best quarter:   Q4 1999       30.11%
                                                                   Worst quarter:  Q1 2001      -24.23%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)



The chart and table on this page show how the Growth Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Russell 1000(R) Growth Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST     PAST 5   PAST 10
                                     INCEPTION     YEAR     YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                  27.19%   -2.98%    8,48%
  -- After Taxes on Distributions                  27.19%   -5.37%    6.10%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       17.67%   -2.88%    6.85%
 RUSSELL 1000(R) GROWTH INDEX*       10/31/77      29.75%   -5.11%    9.21%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                GROWTH STOCK FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.80%
                                                Other expenses                       0.30%
                                                Total Fund operating expenses        1.10%

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3      5       10
                                                                                      YEAR   YEARS  YEARS  YEARS

                                                CLASS Y SHARES                        $112   $350   $606   $1,340

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES  GROWTH AND INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             high quality, dividend paying common stocks of U.S.
                                      companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and securities that are convertible into such common stocks. The
                                      Fund focuses on companies whose earnings are growing at
                                      above average rates in relation to other companies in their industries. The Fund seeks to produce a gross yield that
                                      approximates that average gross yield for companies in the
                                      S&P 500(R) Stock Index.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.

                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities, if any, are also affected by
                                      movements in interest rates; if rates rise, the values of
                                      convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income consistent with the dividend yield
                                          of the S&P 500(R) Stock Index
                                        - want potential capital appreciation and are willing to
                                          accept higher risks associated with investing in stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES            GROWTH AND INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*
                                    [Chart]

1994                                                                              0.46
95                                                                               26.48
96                                                                               18.68
97                                                                               33.87
98                                                                               28.61
99                                                                               23.58
00                                                                               -3.94
01                                                                              -19.14
02                                                                              -28.53
03                                                                               25.50

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.18%.

                                                                   Best quarter:   Q4 1998       24.20%
                                                                   Worst quarter:  Q1 2001      -18.73%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)
The chart and table on this page show how the Growth and Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the S&P 500(R) Stock Index, a widely recognized index of U.S. common stocks.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE    PAST     PAST 5   PAST 10
                                    INCEPTION*     YEAR     YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                  25.50%   -2.95%    8.38%
  -- After Taxes on Distributions                  25.42%   -4.16%    6.78%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       16.67%   -2.66%    6.85%
 S&P 500(R) STOCK INDEX**            10/31/77      28.67%   -0.57%   11.06%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES           GROWTH AND INCOME FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.80%
                                                Other expenses                       0.32%
                                                Total Fund operating expenses        1.12%

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3      5       10
                                                                                      YEAR   YEARS  YEARS  YEARS

                                                CLASS Y SHARES                        $114   $356   $617   $1,363

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES              VALUE FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - Long term capital appreciation
                                      - Secondarily, current income

    PRINCIPAL                         The Fund invests primarily in a diversified portfolio of
    INVESTMENT STRATEGIES             U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than
                                      $1 billion and securities that are convertible into such
                                      common stocks. The Fund focuses on companies whose cash
                                      flow-to-price ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      The values of the Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. The values of its
                                      convertible securities, if any, may be affected by movements in interest rates; if rates rise, the values of convertible securities may fall.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want potential capital appreciation and are willing to
                                          accept the higher risks associated with investing in stocks
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - safety of principal
                                        - a short term investment

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [CHART]

1999                                                                              8.89
00                                                                                3.62
01                                                                               -5.66
02                                                                              -24.22
03                                                                               27.69

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.67%.

                                                                      Best quarter:           Q2 2003    17.60%
                                                                      Worst quarter:          Q3 2002   -20.35%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)
The chart and table on this page show how the Value Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 1000(R) Value Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE    PAST     PAST 5     SINCE
                                     INCEPTION     YEAR     YEARS    INCEPTION
 CLASS Y                              12/3/98
  -- Before Taxes                                  27.69%    0.59%      1.13%
  -- After Taxes on Distributions                  27.47%   -0.90%     -0.35%
  -- After Taxes on Distributions
     and Sale of Fund Shares                       18.24%   -0.28%      0.18%
 RUSSELL 1000(R) VALUE INDEX*        11/30/98      30.03%    3.56%      4.19%

* Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                       VALUE FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.80%
                                                Other expenses                       0.27%
                                                Total Fund operating expenses        1.07%

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3      5       10
                                                                                      YEAR   YEARS  YEARS  YEARS

                                                CLASS Y SHARES                        $109   $340   $590   $1,306

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income

    PRINCIPAL                         The Fund invests at least 80% of its net assets in fixed
    INVESTMENT STRATEGIES             income securities (the Fund will provide its shareholders
                                      with at least 60 days' prior notice of any change in this
                                      non-fundamental investment policy). Most of its investments are debt securities issued or guaranteed by the U.S.
                                      Government, its agencies and instrumentalities and in
                                      investment grade corporate debt securities rated A or better by Standard & Poor's. However, it may invest up to 20% of
                                      its total assets in investment grade debt securities rated
                                      BBB (or its equivalent) or higher issued by U.S. companies and state and local government issuers. It may invest up to
                                      25% of its total assets in investment grade
                                      dollar-denominated debt securities of foreign companies and government issuers. The Fund focuses on maximizing income
                                      consistent with prudent investment risk, and varies the
                                      average maturity of its investment portfolio from time to
                                      time in response to actual and expected market and economic changes.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in
                                      are neither issued nor guaranteed by the U.S. Government,
                                      and may be supported only by the ability of the issuer to
                                      borrow from the U.S. Treasury or by the credit of the
                                      issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. The performance of foreign securities depends on
                                      different political and economic environments and other
                                      overall economic conditions in countries where the Fund
                                      invests.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want a high level of liquidity
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - stability of principal
                                        - income exempt from federal and state taxes
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*
                                    [BAR CHART]

1994                                                                             -7.99
95                                                                               23.54
96                                                                               -0.66
97                                                                                8.74
98                                                                                9.76
99                                                                               -4.24
00                                                                               12.11
01                                                                                7.64
02                                                                               11.95
03                                                                                3.39

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 2.77%.

                                                                   Best quarter:   Q2 1995        7.89%
                                                                   Worst quarter:  Q1 1994       -5.79%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)



The chart and table on this page show how the Diversified Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Merrill Lynch Corporate & Government Master Index, a widely recognized index of U.S. corporate and U.S. Government bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR    YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                 3.39%   5.98%     6.07%
  -- After Taxes on Distributions                 1.54%   3.77%       n/a
  -- After Taxes on Distributions
     and Sale of Fund Shares                      2.40%   3.74%       n/a
 MERRILL LYNCH CORPORATE &
 GOVERNMENT MASTER INDEX**           10/31/77     4.54%   6.64%     6.99%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

                                                        DIVERSIFIED FIXED
   RISK/RETURN SUMMARY AND FUND EXPENSES                      INCOME FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.60%
                                                Other expenses                       0.27%
                                                Total Fund operating expenses        0.87%

                                     (1) The Adviser is limiting the Management fee to 0.45%, and TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 0.72%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $89    $278    $482    $1,073

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
            RISK/RETURN SUMMARY AND FUND EXPENSES     TAX-FREE SECURITIES

   FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax

    PRINCIPAL                         The Fund normally invests at least 80% of its net assets in
    INVESTMENT STRATEGIES             investment grade municipal obligations -- debt securities
                                      that pay interest which is exempt from both federal income tax and the federal alternative minimum tax. (This
                                      fundamental policy cannot be changed without shareholder
                                      approval.) In addition, to provide double tax exempt income, the Fund normally invests 50-60% of its net assets in Hawaii municipal obligations -- debt securities issued by or on
                                      behalf of the State of Hawaii and its political
                                      subdivisions, agencies and instrumentalities that pay
                                      interest which is exempt from Hawaii personal income tax as well as federal income tax. The Fund focuses on maximizing tax exempt income consistent with prudent investment risk, and varies the average maturity of its investment portfolio from time to time in response to actual and expected
                                      interest rate movements as well as other market and economic conditions.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.

                                      The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income that is exempt from federal and
                                          Hawaii income taxes
                                        - want a high level of liquidity
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income that is not subject to federal alternative
                                          minimum tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

    RISK/RETURN SUMMARY AND FUND EXPENSES        TAX-FREE SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*
                                    [BAR CHART]

1994                                                                             -6.88
95                                                                               17.69
96                                                                                3.21
97                                                                                8.54
98                                                                                6.31
99                                                                               -2.96
00                                                                               11.13
01                                                                                4.20
02                                                                                9.60
03                                                                                5.01

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.25%.

                                                                      Best quarter:          Q1 1995     7.44%
                                                                      Worst quarter:         Q1 1994    -6.03%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)
The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers Municipal Bond Index, a widely recognized index of municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR    YEARS     YEARS
 CLASS Y                             10/31/77
  -- Before Taxes                                 5.01%   5.27%     5.37%
  -- After Taxes on Distributions                 4.91%   5.16%       n/a
  -- After Taxes on Distributions
     and Sale of Fund Shares                      4.84%   5.13%       n/a
 LEHMAN BROTHERS MUNICIPAL
 BOND INDEX**                        10/31/77     5.31%   5.83%     6.02%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to October 31, 1977, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES         TAX-FREE SECURITIES FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.60%
                                                Other expenses                       0.26%
                                                Total Fund operating expenses        0.86%

                                     (1) The Adviser is limiting the Management fee to 0.45%, and TOTAL FUND OPERATING EXPENSES AFTER THIS FEE WAIVER FOR CLASS Y SHARES ARE 0.71%. This expense limitation may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $88    $274    $477    $1,061

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                                  SHORT INTERMEDIATE U.S.
       RISK/RETURN SUMMARY AND FUND EXPENSES   GOVERNMENT SECURITIES FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVES             - High current income consistent with prudent capital risk
                                      - Secondarily, capital appreciation

    PRINCIPAL                         The Fund invests 100% of its total investable assets in
    INVESTMENT STRATEGIES             bonds, notes and bills issued by the U.S. Government and its agencies, and in repurchase agreements for which those
                                      securities are held as collateral. (The Fund will provide
                                      its shareholders with at least 60 days' prior notice of any change in this non-fundamental investment policy.) Under
                                      normal market conditions, the average remaining maturity of the Fund's investment portfolio will be from one to five
                                      years. The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S.
                                      government securities that pay interest which is exempt from
                                      Hawaii income tax. None of the Fund's portfolio securities will have effective maturities of more than five years at
                                      the time of purchase. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. In addition, the securities of many U.S. Government
                                      agencies or instrumentalities that the Fund may invest in
                                      are neither issued nor guaranteed by the U.S. Government,
                                      and may be supported only by the ability of the issuer to
                                      borrow from the U.S. Treasury or by the credit of the
                                      issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The Asset
                                      Management Group of Bank of Hawaii expects the value of the
                                      Fund's investments will generally fluctuate less than those of the Diversified Fixed Income Fund, because the Fund's
                                      investments will generally have shorter maturities.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income
                                        - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income exempt from federal taxes

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART]

1994                                                                             -4.79
95                                                                               14.30
96                                                                                2.28
97                                                                                6.94
98                                                                                8.69
99                                                                               -1.14
00                                                                                9.73
01                                                                                7.16
02                                                                                7.50
03                                                                                1.93

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 1.59%.

                                                                   Best quarter:   Q3 1998        5.56%
                                                                   Worst quarter:  Q1 1994       -3.12%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)



The chart and table on this page show how the Short Intermediate U.S. Government Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 1-5-Year U.S. Treasury Index, a widely recognized index of short-term Treasury bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                     INCEPTION    YEAR    YEARS     YEARS
 CLASS Y*                            12/13/93
  -- Before Taxes                                 1.93%   4.95%     5.10%
  -- After Taxes on Distributions                 0.83%   3.14%     3.12%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      1.32%   3.11%     3.11%
 MERRILL LYNCH 1-5-YEAR
 U.S. TREASURY INDEX*                12/31/93     2.06%   5.72%     5.95%

* Class Y shares were not in existence prior to October 14, 1994. Performance calculated for any period up to and through October 14, 1994 is based upon the performance of Class A shares.

** Reflects no deduction for fees, expenses or taxes.

                                                  SHORT INTERMEDIATE U.S.
   RISK/RETURN SUMMARY AND FUND EXPENSES       GOVERNMENT SECURITIES FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.50%
                                                Other expenses                       0.30%
                                                Total Fund operating expenses        0.80%

                                     (1) The Adviser is limiting the Management fee and the Administrator is limiting its administration fee (a component of Other expenses) so that TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55%. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $82    $255    $444    $  990

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your
                                        investment than a long-term bond fund

    PRINCIPAL                         Under normal market conditions, the Fund invests at least
    INVESTMENT STRATEGIES             80% of its net assets in investment grade municipal
                                      obligations -- debt securities that pay interest which is
                                      exempt from both federal income tax and the federal
                                      alternative minimum tax. (This fundamental policy cannot be changed without shareholder approval.) In addition, to
                                      provide double tax exempt income, the Fund normally invests
                                      50-60% of its net assets in Hawaii municipal
                                      obligations -- debt securities issued by or on behalf of the
                                      State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from
                                      Hawaii personal income tax as well as federal income tax. To achieve greater price stability than a long-term bond fund, under normal market conditions, the average remaining
                                      maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be from two to five years. The
                                      Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range.

    PRINCIPAL                         Because the value of and income generated by the Fund's
    INVESTMENT RISKS                  investments will fluctuate with market conditions, so will the value of and income generated by your investment in the
                                      Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the average maturity of the Fund's investment
                                      portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in
                                      response to events affecting the issuer or its credit
                                      rating. A portion of the Fund's net assets (normally not
                                      more than 20%) may be invested in securities that pay
                                      interest which is subject to the federal alternative minimum tax.

                                      The Fund is non-diversified, which means that its portfolio can be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund's investments than would otherwise be the case. Since the Fund invests
                                      significantly in securities of issuers in Hawaii, it also
                                      will be affected by a variety of Hawaiian economic and
                                      political factors.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want current income that is exempt from federal and
                                          Hawaii income taxes
                                        - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking:
                                        - guaranteed safety of principal
                                        - income that is not subject to federal alternative
                                          minimum tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES*
                                    [BAR CHART]

1994                                                                             -1.05
95                                                                                7.56
96                                                                                3.20
97                                                                                5.08
98                                                                                4.68
99                                                                                0.03
00                                                                                6.67
01                                                                                4.47
02                                                                                6.64
03                                                                                2.87

                                    FOR THE PERIOD JANUARY 1, 2004 THROUGH MARCH
                                    31, 2004, THE AGGREGATE (NON-ANNUALIZED)
                                    PRE-TAX TOTAL RETURN OF CLASS Y SHARES WAS
                                    0.67%.

                                                                   Best quarter:   Q2 2002       3.02%
                                                                   Worst quarter:  Q1 1994      -1.89%

                               PERFORMANCE TABLE
                               AVERAGE ANNUAL TOTAL RETURNS
                               (for the periods ending December 31, 2003)
The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund and its predecessor over a period of ten years to demonstrate that they have gained and lost value at different times. The table below it compares the performance of the Fund and its predecessor over time to the Lehman Brothers 5-Year Municipal Bond Index, a widely recognized index of bonds with a maturity range of four to six years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. After-tax returns are not available and are therefore not required to be presented for the periods prior to the time the Fund became a registered investment company.

                                    PERFORMANCE   PAST    PAST 5   PAST 10
                                    INCEPTION*    YEAR    YEARS     YEARS
 CLASS Y                              3/31/88
  -- Before Taxes                                 2.87%   4.10%     3.98%
  -- After Taxes on Distributions                 2.87%   4.06%       n/a
  -- After Taxes on Distributions
     and Sale of Fund Shares                      2.74%   3.97%       n/a
 LEHMAN BROTHERS 5-YEAR
 MUNICIPAL BOND INDEX**               3/31/88     4.13%   5.57%     5.42%

* The quoted performance of the Fund includes the performance of a common trust fund ("Commingled") account advised by The Asset Management Group of Bank of Hawaii and managed the same as the Fund in all material respects, for periods dating back to March 31, 1988, and prior to the Fund's commencement of operations on October 14, 1994, as adjusted to reflect the expenses associated with the Fund. The Commingled account was not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled account's performance may have been adversely affected.

** Reflects no deduction for fees, expenses or taxes.

                                              TAX-FREE SHORT INTERMEDIATE
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.50%
                                                Other expenses                       0.33%
                                                Total Fund operating expenses        0.83%

(1) The Adviser is limiting the Management fee to 0.40%, and the Administrator is limiting its administration fee (a component of Other expenses). TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS FOR CLASS Y SHARES ARE 0.72%. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5        10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $85    $265    $460    $1,025

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]
                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              - High current income consistent with preservation of
                                        capital

    PRINCIPAL                         The Fund invests 100% of its total investable assets in
    INVESTMENT STRATEGIES             short-term debt securities issued or guaranteed by the U.S.
                                      Government and its agencies. (The Fund will provide its
                                      shareholders with at least 60 days' prior notice of any
                                      change in this non-fundamental investment policy.) The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government
                                      securities that pay interest which is exempt from Hawaii
                                      income tax. Under normal market and interest rate
                                      conditions, the Fund's target duration (the weighted average term-to-maturity of the present value of its portfolio's
                                      cash flows) is not expected to exceed one year; however, the
                                      Fund may purchase portfolio securities with effective
                                      maturities of up to three years at the time of purchase. The
                                      Fund focuses on maximizing income consistent with prudent
                                      investment risk within this maturity range.

    PRINCIPAL                         Although the Fund invests in short-term securities, it is
    INVESTMENT RISKS                  not a money market fund. Because the value of and income
                                      generated by the Fund's investments will fluctuate with
                                      market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in are neither issued nor guaranteed by the U.S. Government, and may be supported only by the
                                      ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. You could lose money on your
                                      investment in the Fund, or the Fund could underperform other investments.

                                      The values of and income generated by the Fund's investments fluctuate in response to movements in interest rates. If
                                      rates rise, the values of debt securities generally fall.
                                      The longer the duration of the Fund's investment portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may also decline in response to
                                      events affecting the issuer or its credit rating.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                     - want less fluctuation in the value of your investment
                                          than a long-term bond fund
                                        - want a high level of liquidity
                                        - want professional portfolio management

                                      This Fund is not appropriate for anyone seeking :
                                        - guaranteed safety of principal
                                        - income that is not subject to federal income tax
                                        - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS Y SHARES
                                    [BAR CHART]

2001                                                                             6.14
02                                                                               3.46
03                                                                               1.33

                                       FOR THE PERIOD JANUARY 1, 2004 THROUGH
                                       MARCH 31, 2004, THE AGGREGATE
                                       (NON-ANNUALIZED) PRE-TAX TOTAL RETURN OF
                                       CLASS Y SHARES WAS 0.59%.

                                                                   Best quarter:   Q3 2001        2.31%
                                                                   Worst quarter:  Q1 2002        0.16%

                                        PERFORMANCE TABLE
                                        AVERAGE ANNUAL TOTAL RETURNS
                                        (for the periods ending December 31,
                                        2003)



The chart and table on this page show how the Ultra Short Government Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund's performance over time to the Merrill Lynch 6-Month U.S. Treasury Bill, a widely recognized index of short-term Treasury bonds.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

                                    PERFORMANCE   PAST      SINCE
                                     INCEPTION    YEAR    INCEPTION
 CLASS Y                              6/01/00
  -- Before Taxes                                 1.33%     4.43%
  -- After Taxes on Distributions                 0.55%     2.95%
  -- After Taxes on Distributions
     and Sale of Fund Shares                      0.86%     2.86%
 MERRILL LYNCH 6-MONTH U.S.
 TREASURY BILL*                       6/01/00     1.29%     3.51%

* Reflects no deduction for fees, expenses or taxes.

                                                              ULTRA SHORT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  GOVERNMENT FUND


                                               FEES AND EXPENSES

                                                ANNUAL FUND OPERATING EXPENSES(1)
                                                (FEES PAID FROM FUND ASSETS)        Y SHARES

                                                Management fee                       0.40%
                                                Other expenses                       0.27%
                                                Total Fund operating expenses        0.67%

                                     (1) The Adviser is limiting the Management fee, and the Administrator is limiting its administration fee (a component of Other expenses) so that TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.37% FOR CLASS Y SHARES. Any or all expense limitations may be revised or canceled at any time.

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. If you purchase shares through a broker or other investment representative, including an affiliate of The Asset Management Group of Bank of Hawaii (the "Adviser"), they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.
                                               EXPENSE EXAMPLE

                                                                                       1      3       5       10
                                                                                      YEAR   YEARS   YEARS   YEARS

                                                CLASS Y SHARES                        $68    $214    $373    $835

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

  - $10,000 investment in the Fund
  - 5% annual return
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different.

 [ICON]

   INVESTMENT OBJECTIVES, POLICIES AND RISKS

   The Funds' investment objectives, principal investment strategies and additional investment strategies and policies are described below.

   NEW ASIA GROWTH FUND

   The New Asia Growth Fund's investment objective is to make your investment grow over the long term.

   Normally, the Fund invests at least 80% of its net assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock) and preferred stocks of companies located in the countries of Asia (other than Japan). The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in such securities.

   Asian countries include, but are not limited to, Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country.

   The Fund does not limit its investments to any particular type or size of company. It may invest in companies, large or small, whose earnings its Sub-Adviser believes have a relatively strong growth trend, or in companies that it does not anticipate to grow but whose share price it believes is undervalued. In selecting and maintaining a portfolio of investments in any country, the Fund's Sub-Adviser considers the investment instruments traded in the country's stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

   The Fund may invest to a lesser degree in debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund's objective; up to 10% of its net assets may be invested in debt securities rated below investment grade. The Fund may also invest up to 20% of its net assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the Asian countries noted above, including the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   INTERNATIONAL STOCK FUND

   The International Stock Fund's investment objective is to make your investment grow over the long term.

   Normally, the Fund invests at least 65% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of foreign companies. The Fund also normally invests at least 80% of its net assets in common stocks, common
 38

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   stock equivalents and preferred stocks of domestic and foreign companies. The Fund invests in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies.

   The Fund does not limit its investments to any particular country or type or size of company. The Fund's Sub-Adviser uses a combination of value and growth international equity disciplines involving fundamental qualitative and quantitative analysis of issuers (a "bottom-up" approach). The Sub-Adviser incorporates a risk-control framework to control economic sector and regional weightings. This investment approach attempts to be style neutral and does not attempt to add value through altering allocations between value and growth styles, with rebalancing occurring semi-annually or when cash flows permit.

   The Fund may invest to a lesser degree in investment grade debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund's objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   SMALL CAP FUND

   The Small Cap Fund's investment objective is to make your investment grow over the long term.

   Normally, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of smaller U.S. companies, and in securities that are convertible into such common stocks. The Fund currently considers "smaller" companies to be those with market capitalizations within the range of capitalizations included in the Russell 2000(R) Value Index at the time of purchase (approximately $16 million to $2.7 billion as of March 31, 2004). The Fund focuses on stocks the Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change.

   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   MID-CAP FUND

   The Mid-Cap Fund's investment objective is to make your investment grow over the long term.

   The Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. companies within the market capitalization range of the S&P MidCap 400 Index (approximately

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   $410 million to $11.3 billion as of March 31, 2004) and in securities that are convertible into such common stocks. The Fund focuses on stocks the Sub-Adviser believes are undervalued, fundamentally strong and undergoing positive change. The Sub-Adviser's management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   GROWTH STOCK FUND

   The Growth Stock Fund's investment objective is to make your investment grow over the long term, and secondarily to provide you with current income.

   Normally, the Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of U.S. and foreign companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and in securities that are convertible into such common stocks. It may invest in securities issued by large, well-established companies as well as smaller companies, subject to a minimum market capitalization of $50 million at the time of purchase. The Fund focuses on companies whose earnings are growing substantially faster than the average for the U.S. market.

   The Fund can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   GROWTH AND INCOME FUND

   The Growth and Income Fund's investment objective is to make your investment grow over the long term, and secondarily to provide you with current income.

   Normally, the Fund invests at least 65% of its total assets in a diversified portfolio of high quality, dividend paying common stocks of U.S. companies with market capitalizations (total market price of outstanding equity securities) greater than $1 billion, and securities convertible into such common stocks. The Fund seeks to produce a gross yield that approximates that of the average for companies in the S&P 500(R) Stock Index. The Fund focuses on companies whose earnings are growing at above average rates in relation to other companies in their industries. However, to a lesser extent it may invest in lower yielding but higher growth-oriented investments to achieve more growth potential.

   The Fund does not otherwise limit its investments to any particular type or size of company. It can also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   VALUE FUND

   The Value Fund's investment objective is to provide you with long term growth, and secondarily current income.

   Normally, the Fund invests at least 65% of its total assets in U.S. traded common stocks with market capitalizations (total market price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks (such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights). It does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose cash flow to price ratio exceeds that of their industry average and whose stock price the Adviser believes is undervalued.

   The Fund can also invest in non-convertible preferred stocks and other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   DIVERSIFIED FIXED INCOME FUND

   The Diversified Fixed Income Fund's investment objective is to provide you with high current income.

   Normally, the Fund invests at least 80% of its total assets in high quality fixed income securities and at least 80% of its net assets in fixed income securities. Most of its investments are debt securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and corporate issuers rated A or better by Standard & Poor's. However, the Fund may invest up to 20% of its total assets in investment grade debt securities rated BBB (or its equivalent) or higher issued by U.S. companies and state and local government issuers. In addition, the Fund may invest up to 25% of its total assets in securities of foreign companies and government issuers that are payable in U.S. dollars. The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

   TAX-FREE SECURITIES FUND

   The Tax-Free Securities Fund's investment objective is to provide you with high current income that is exempt from federal and Hawaii income tax.

   The Fund normally invests most of its assets as follows:

       At least 80% of           Municipal obligations -- debt securities of issuers that pay
       net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                                 federal alternative minimum tax. This fundamental policy
                                 cannot be changed without shareholder approval.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS



       50%-60% of                Hawaii municipal obligations -- debt securities issued by or
       net assets                on behalf of the State of Hawaii and its political
                                 subdivisions, agencies and instrumentalities and other
                                 issuers which pay interest that is exempt from Hawaii
                                 personal income tax and federal income tax. Subject to the
                                 80% requirement above, the interest on some of these
                                 investments may be subject to the federal alternative
                                 minimum tax.

   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to federal income tax or the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the Fund's investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund's portfolio performance and reallocates the Fund's assets in response to actual and expected market and economic changes.

   SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

   The Short Intermediate U.S. Government Securities Fund's investment objective is to provide you with high current income consistent with prudent capital risk, and secondarily to make your capital grow.

   The Fund invests 100% of its total investable assets in short-term debt securities issued or guaranteed by the U.S. Government and its agencies.

   None of the Fund's portfolio securities will have effective maturities of more than five years at time of purchase. Normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from one to five years. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund's share value will likely be less volatile than the Diversified Fixed Income Fund, because the Fund generally will have a shorter average portfolio maturity.

   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

   The Tax-Free Short Intermediate Securities Fund's investment objective is to provide you with high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   The Fund normally invests most of its assets as follows:

       At least 80% of           Municipal obligations -- debt securities of issuers that pay
       net assets                interest which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not subject to the
                                 federal alternative minimum tax. This fundamental policy
                                 cannot be changed without shareholder approval.

       50%-60% of                Hawaii municipal obligations -- debt securities issued by or
       net assets                on behalf of the State of Hawaii and its political
                                 subdivisions, agencies and instrumentalities and other
                                 issuers which pay interest that is exempt from Hawaii
                                 personal income tax and federal income tax. Subject to the
                                 80% requirement above, the interest on some of these
                                 investments may be subject to the federal alternative
                                 minimum tax.

   No more than 20% of the Fund's net assets will be invested in debt securities that pay interest subject to federal income tax or the federal alternative minimum tax (for those investors subject to this tax). The Fund can also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and can use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

   The Fund is non-diversified, which means that its assets may be invested among fewer issuers than diversified funds. To achieve greater price stability than a long-term bond fund, normally the average remaining maturity of the Fund's portfolio (on a dollar-weighted basis) is from two to five years. The Fund focuses on maximizing tax exempt income consistent with prudent investment risk within this maturity range. The Fund's share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.

   ULTRA SHORT GOVERNMENT FUND

   The Ultra Short Government Fund's investment objective is to provide you with high current income consistent with preservation of capital.

   The Fund invests 100% of its total investable assets in short-term debt securities issued or guaranteed by the U.S. Government and its agencies.

   None of the Fund's portfolio securities will have effective maturities of more than three years at the time of purchase. As a result, the effective maturity of these securities may be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Fund's weighted average maturity, the effective maturity of such securities will be used.

   The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   DISCUSSION OF RISKS

   Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund, and the value of your investment in any of the Funds will go up and down, which means you could lose money. The factors most likely to have a significant impact on a Fund's portfolio are called "principal risks." The principal risks for each Fund are identified in each Fund description and are noted below. However, each Fund may be subject to the risks described below and other risks. The Statement of Additional Information contains additional information about the Funds, their investment strategies and related risks. You should consider an investment in any of the Funds as a long-term investment.

   STOCKS (All Equity Funds). The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

   SMALL COMPANIES (New Asia Growth, Small Cap and Growth Funds). Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   MID SIZED COMPANIES (All Equity Funds). Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Their securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

   FOREIGN SECURITIES (New Asia Growth and International Stock
   Funds). Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

   EMERGING MARKETS (New Asia Growth and International Stock Funds). The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and have a high concentration of investors and financial intermediaries, resulting in a lack of liquidity and high price volatility.
 44

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

   Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.

   A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

   CONVERTIBLE SECURITIES (New Asia Growth, International, Small Cap, Mid-Cap, Growth Stock, Growth and Income and Value Funds). The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer's capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

   DEBT SECURITIES (All Fixed Income Funds). The values of and income generated by the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Funds are direct obligations of the U.S. Government.

   The Funds generally only acquire bonds that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser or a Fund's Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, the Adviser or the Fund's Sub-Adviser will decide whether the Fund should continue to hold the security.

   INVESTMENT OBJECTIVES, POLICIES AND RISKS


   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when the Adviser or the Fund's Sub-Adviser believes that the credit risk is minimal.

   The New Asia Growth Fund may invest up to 10% of its net assets in securities rated below investment grade or of comparable quality, commonly referred to as "junk bonds" or "high yield/high risk securities." These investments are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Fund may not purchase debt securities that are in default, except that it can invest up to 5% of its total assets in sovereign (government) debt that is in default.

   MUNICIPAL OBLIGATIONS (Diversified Fixed Income, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds). The Funds and Balanced Fund may purchase not only "general obligation" municipal bonds (which are secured by the pledge of a municipality's faith, credit and taxing power), but also "revenue" bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds covered by insurance and in "moral obligation" bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer's ability to make payments therefore depends on such receipts.

   The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

   The most recent information about each Fund's portfolio holdings can be found in its Annual or Semi-Annual reports. For information about receiving these reports, see the back cover.

 [ICON]

   FUND MANAGEMENT

   THE INVESTMENT ADVISER

   The Asset Management Group of Bank of Hawaii (the "Adviser") is the investment adviser for the Funds. The Adviser has managed the financial assets of corporations and institutional investors for more than a century. The Asset Management Group of Bank of Hawaii, is located at 111 S. King Street, Honolulu, Hawaii 96811, and oversees more than $11 billion in client assets. The Adviser's investment management team -- including portfolio managers, financial analysts and economists -- is responsible for nearly $7 billion of these assets.

   For these advisory and other services, the Mid-Cap Fund pays the Adviser an annual fee for such services of 0.60% of the Fund's average daily net assets. Each of the other Funds paid the Adviser and Sub-Advisers as follows during their fiscal year ended July 31, 2003:

                                                                 PERCENTAGE OF                  PERCENTAGE OF
                                                               AVERAGE NET ASSETS            AVERAGE NET ASSETS
                                                              (ADVISER FEES ONLY)      (ADVISER AND SUB-ADVISER FEES)
                                                          -----------------------------------------------------------
     New Asia Growth Fund**                                           0.48%                         0.90%
                                                          -----------------------------------------------------------
     International Stock Fund*(,)**                                   0.45%                         1.00%***
                                                          -----------------------------------------------------------
     Small Cap Fund*(,)**                                             0.51%                         0.99%
                                                          -----------------------------------------------------------
     Growth Stock Fund                                                0.80%
                                                          -------------------------
     Growth and Income Fund                                           0.80%
                                                          -------------------------
     Value Fund                                                       0.80%
                                                          -------------------------
     Diversified Fixed Income Fund*                                   0.45%
                                                          -------------------------
     Tax-Free Securities Fund*                                        0.45%
                                                          -------------------------
     Short Intermediate U.S. Government Securities Fund*              0.27%
                                                          -------------------------
     Tax-Free Short Intermediate Securities Fund*                     0.40%
                                                          -------------------------
     Ultra Short Government Fund*                                     0.19%
    -------------------------------------------------------------------------------

     * The Adviser waived a portion of its fees for the fiscal year. Contractual fees (without waivers) are: International Stock Fund, 0.45%; Small Cap Fund, 0.50%; Diversified Fixed Income Fund, 0.60%; Tax-Free Securities Fund, 0.60%; Short Intermediate U.S. Government Securities Fund, 0.50%; Tax-Free Short Intermediate Securities Fund, 0.50%; and Ultra Short Government Fund, 0.40%.

    ** Effective October 1, 2002, the Adviser's fees for the New Asia Growth Fund; International Stock Fund and Small Cap Fund were reduced from 0.90% to 0.40%, 1.10% to 0.45% and 1.10% to 0.50% of average net assets, respectively, and those Funds assumed the Adviser's previous obligation to pay fees to their Sub-Advisers.

   *** Includes fees of 0.65% of average daily net assets paid to the Fund's former Sub-Adviser. Effective June 1, 2004, the Fund retained its current Sub-Adviser, which receives 0.60% of average daily net assets.

   THE SUB-ADVISERS

   First State (Hong Kong) LLC ("First State"), located at 3 Exchange Square, 8 Connaught Place Central, Hong Kong, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund's portfolio. Its fees were paid by the Adviser until October 1, 2002. For the sub-adviser's services, the Fund pays First State 0.50% of the Fund's average daily net assets.

   Hansberger Global Investors, Inc. ("Hansberger"), located at 515 East Las Olas Blvd., Fort Lauderdale, Florida 33301, became the sub-adviser to the International Stock Fund on June 1, 2004, and provides investment advisory services with respect to management of that Fund's portfolio. For the sub-adviser's services, the Fund pays Hansberger 0.60% of the first $75 million of the Fund's average daily net assets and 0.35% of its average daily net assets in excess of $75 million.

   FUND MANAGEMENT


   Nicholas-Applegate Capital Management ("NACM"), located at 600 W. Broadway, San Diego, California 92101, is the sub-adviser to the Small Cap Fund, and provides investment advisory services with respect to management of that Fund's portfolio. Its fees were paid by the Adviser until October 1, 2002. For the sub-adviser's services, the Fund pays NACM 0.60% of the first $50 million of the Fund's average daily net assets and 0.55% of its average daily net assets in excess of $50 million.

   Bankoh Investment Partners, LLC, is a limited liability company established pursuant to a joint venture between Chicago Equity Partners and Bank of Hawaii, located at 130 Merchant St., Suite 240, Honolulu, Hawaii 96813, is the Sub-Adviser to the Mid-Cap Fund, and provides investment advisory services with respect to management of the Fund's portfolio. For the Sub-Adviser's services, the Fund pays the Sub-Adviser 0.20% of the Fund's average daily net assets.

   PORTFOLIO MANAGERS

   Management of the Funds is coordinated by the Adviser's registered investment adviser unit, which is staffed with approximately 15 people, including 2 Chartered Financial Analysts and 5 MBAs.

   Individual portfolio managers or teams are responsible for managing the Funds, as set forth below.

   NEW ASIA GROWTH FUND. Alistair Thompson, Deputy Head of Asia Pacific Ex Japan Equities for First State since January 2004, is responsible for the management of the Fund. He is based in Singapore and has 12 years prior investment management experience with Edinburgh Fund Managers and CIM Fund Managers. Mr. Thompson is supported by the 13-member Asia Pacific equities team. Mr. Thompson works closely with Angus Tulloch, Head of Global Emerging Markets/Asia Pacific Ex Japan Equities, based in the United Kingdom. Mr. Tulloch has 22 years of investment experience, having managed clients' assets for First State since 1988. He was previously a Chartered Accountant at Whinney Murray and Company and a regional analyst at Cazenove & Co (Hong
   Kong).

   INTERNATIONAL STOCK FUND. The Fund is managed by a team of investment professionals at Hansberger, led by Thomas R. H. Tibbles and Lauretta (Retz) Reeves. Mr. Tibbles, CFA, joined Hansberger in 1999 and serves as Managing Director -- Canada, a portfolio manager and a research analyst. Before joining Hansberger, he was the Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 until joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Ms. Reeves, CFA, joined Hansberger in 1996 and serves as its Chief Investment Officer, Managing Director -- Research Technology, a portfolio manager and a research analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with over $1 billion dollars of assets.

   SMALL CAP FUND. A team led by Mark Stuckelman is responsible for the day-to-day management of the Fund. Mr. Stuckelman, Lead Portfolio Manager, has 12 years investment experience. Prior to joining NACM in 1995, Mr. Stuckelman was a senior quantitative analyst with Wells Fargo Bank's Investment Management Group.

   FUND MANAGEMENT


   MID-CAP FUND. The Fund's Sub-Adviser, Bankoh Investment Partners, utilizes a team approach to manage the Fund. The portfolio management team is led by Jim Miller, CFA, who has over 40 years investment experience. The team consists of three quantitative analysts, seven fundamental portfolio managers/analysts, and three traders. On average, the team has worked together for fifteen years and each team member has earned the CFA designation.

   GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Team members include Howard Hodel, Clyde Powers, Bill Carpenter, Laughon Byrant, Aaron Nghiem and Jack Liu. Mr. Hodel, an Executive Vice President and Manager of the Adviser's registered investment adviser unit, has been head of Bank of Hawaii's Investment Services Group Analytics and Risk Management since January 2003; previously he served at Bank of America from 1994 to 2003 as the Managing Director of Market Risk Control Investments, and from 1987 to 1994 as Vice President in Corporate Finance. Mr. Powers, CFA, a Vice President of the Adviser, joined the Adviser in 1997; he previously served as a Portfolio Manager for Amcore Investment Group from 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995. Mr. Carpenter, a Vice President of the Adviser, rejoined the Adviser in 1999; he previously served as a small cap analyst for Greenville Capital Management from 1996 to 1998, as a Portfolio Manager for First Hawaiian Bank's Trust Division from 1985 to 1995 and as the Risk Manager for Bank of Hawaii from 1980 to 1984. Mr. Bryant, a Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Nghiem, a Vice President, serves as an Equity Risk and Senior Asset Allocation Analyst and has been with the Bank of Hawaii for 16 years. Mr. Liu, CFA, an Assistant Vice President has served as an Equity Analyst for the Adviser since 2003; previously he served as an Equity Analyst with Cutler & Co., LLC from 2000 to 2003 and pursued his degree at the University of Pennsylvania from 1996 to 2000.

   DIVERSIFIED FIXED INCOME FUND. Janet E. Katakura, Vice President, and Senior Portfolio Manager of the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, has been primarily responsible for the day-to-day management of the Fund since its inception. Ms. Katakura joined the Adviser as a Portfolio Manager in 1983.

   TAX-FREE SECURITIES FUND AND TAX-FREE SHORT INTERMEDIATE SECURITIES
   FUND. Robert Crowell, Executive Vice President of Bank of Hawaii and Senior Portfolio Manager on the Fixed Income Investment Team of the Asset Management Group of Bank of Hawaii, is responsible for the day-to-day management of these two Funds. Mr. Crowell has been with Bank of Hawaii for 33 years. As Chief Investment Officer of the Treasury Group, he also manages the Bank's $3 billion investment portfolio. From 1984 to 1993, he was the principal of the Bank's Municipal Securities Dealer operations.

   SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND. Edward Haik, Vice President of the Asset Management Group of Bank of Hawaii, is the Portfolio Manager for these two Funds. Mr. Haik has 11 years prior experience in the investment industry, his most recent six years as a Portfolio Manager at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch.

   The Statement of Additional Information has more detailed information about the Adviser and other service providers.

   FUND MANAGEMENT


   THE DISTRIBUTOR, ADMINISTRATOR AND SUB-ADMINISTRATOR

   BISYS Fund Services LP ("BISYS") is the Funds' distributor and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") is the Funds' administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

   BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, effective January 1, 2003, which provides that Bank of Hawaii will assist BISYS Ohio in performing certain administrative services to the Funds. The address of Bank of Hawaii is 130 Merchant Street, Honolulu, Hawaii 96813.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ----------------------------------------
   HOW NAV IS CALCULATED

   NAV is calculated by adding the total value of a Fund's investments and other assets attributable to Class Y shares, subtracting its liabilities attributable to Class Y shares, and then dividing that figure by the number of outstanding Class Y shares of the Fund:

                                       NAV =
                            Total Assets - Liabilities
                           ----------------------------
                                 Number of Shares
                                    Outstanding

   Locate your Fund's NAV daily in The Wall Street Journal and other newspapers or call 800-258-9232 for information.
   ----------------------------------------
The price of each Fund's shares is based on its per share net asset value ("NAV"). The NAV for Class Y shares is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received by the Fund (plus any applicable sales charge).

The Fund's securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). If market quotations are not readily available, securities will be valued by a method that the Board of Trustees believes accurately reflects fair value.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

   Shares are sold by the Distributor, BISYS. Any institution (including Bank of Hawaii and its affiliated and correspondent banks) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts. Notwithstanding the preceding restriction, any client of a registered investment adviser that has a selling arrangement with BISYS, which client invests $1,000,000 or more in the aggregate in the Class Y shares of the Funds, is also eligible to invest in Class Y shares through the investment adviser.

   Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of any Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A or Class B shares, which are offered in a separate prospectus. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See "Exchanging Your Shares" on page 59.

   Qualified accounts maintained by or on behalf of certain customers or clients ("Customers") by an institution or investment adviser may purchase Class Y shares of the Funds through procedures established by BISYS. These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by a Customer and its institution or investment adviser are invested by BISYS in shares of a Fund.

   No sales charge (load) is imposed at the time you purchase Class Y shares. Depending upon the terms of your Customer account, your institution or investment adviser may charge your account fees for services provided in connection with investment in the Funds. Your institution or investment adviser will provide you with information concerning these services and any charges.

   All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, credit card convenience checks, traveler's checks and checks payable in foreign currency are not accepted.

   -----------------------------------------------------------------------------
   AVOID TAX WITHHOLDING

   A Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------
                                    QUESTIONS?

                             Call 800-258-9232 or your
                            investment representative.
 52

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Contact BISYS at 800-258-9232 to request an application.

   2. Make check payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable

   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number

      (Include your account number on your check)

   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   BY ELECTRONIC PURCHASE
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER
                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH),
                                                     which may take up to eight
                                                     days to clear. The Fund
                                                     does not charge a fee for
                                                     ACH transactions. Note:
                                                     Your financial institution
                                                     may charge a separate fee.

                                   QUESTIONS?
                           Call 800-258-9232 or your
                           investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described above. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   The Funds' Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES-REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - Your Fund and account number
        - Amount you want to redeem
        - Address where your check should be sent
        - Account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE
    1. See instruction 1 above.

    2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER
   You must select this option on your account application.

   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

   Call 800-258-9232 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and, after the transaction clears, the proceeds will be credited within a week.

                                    QUESTIONS?

                             Call 800-258-9232 or your
                            investment representative.
 56

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRA's") must be in writing.

   2. Redemption requests require a signature guarantee when:

    - You ask us to make the check payable to someone who is not the owner of the account

    - You ask us to mail the check to an address that is not the address on your account

    - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

    - The redemption proceeds exceed $100,000

   You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   The Funds do not accept signatures guaranteed by a notary public.

   TELEPHONE REDEMPTIONS

   The Funds attempt to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.

   REFUSAL/DELAY OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   SHAREHOLDER INFORMATION


   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE REDEMPTION CHECKS

   If you choose to receive distributions in cash and if distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

   REDEMPTION FEES

   The New Asia Growth Fund and International Stock Fund may assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class) after holding them for less than 90 days. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including those of Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

   EXCHANGING YOUR SHARES

   The Exchange Privilege permits a shareholder to exchange Class Y shares of one Fund for Class Y shares of another Fund. Class Y shareholders may also exchange their shares for other investment companies for which The Asset Management Group of Bank of Hawaii serves as investment adviser. These are the Pacific Capital Cash Assets Trust, the Pacific Capital Tax-Free Cash Assets Trust, the Pacific Capital U.S. Government Securities Cash Assets Trust. Except as indicated on the next page under "Instructions for Exchanging Shares," no transaction fees are charged for exchanges.

   NOTES ON EXCHANGES

    - The registration and tax identification numbers of the two accounts must be identical.

    - The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

    - Be sure to read carefully the Prospectus of any Fund or other investment company into which you wish to exchange shares.
 58

   SHAREHOLDER INFORMATION


   INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:
 - Your name and telephone number
 - The exact name on your account and account number
 - Taxpayer identification number (usually your social security number)
 - Dollar value or number of shares you are exchanging
 - The name of the Fund from which the exchange is to be made
 - The name of the Fund into which the exchange is being made

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds due to market timing strategies:
 - exchange activity may be limited to four substantial exchanges within one calendar year period;
 - each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund's NAV, including as a result of the shareholder's excessive trading (to be determined at management's discretion); and
 - each Fund may, after prior warning and notification, close an account due to excessive trading.

The exchange activity limitations do not apply to redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. In addition, there is no limit on exchange activity in the Ultra Short Government Fund.

The Fund's ability to monitor trades placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and fee-based programs is limited, and the Fund may not be able to detect market timing activities by such underlying shareholders.

In addition, each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for less than 90 days:

                                                        FUND                         EXCHANGE FEE
                                                        ----                         ------------
                                                        New Asia Growth Fund             2.00%
                                                        International Stock Fund         2.00%

The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares and to deter such short-term trading. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. Although the Funds have a goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee or redemptions of small numbers of shares. Further, the Funds may not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), or redemptions initiated by the Funds. In addition, there is no limit on exchange activity in the Ultra Short Government Fund. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS
   The Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. Dividends begin accruing on the date your order is received by the Funds. The New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.

   We automatically reinvest all income dividends and capital gains distributions on Fund shares in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES
   Dividends generally are taxable as ordinary income. Certain distributions designated as "qualified dividends" are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

   The Funds expect that some dividends paid by the Tax Free Securities Fund and Tax Free Short Intermediate Securities Fund will be exempt from federal personal income tax to the extent attributable to municipal obligations.

   You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.
 60

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES
   CONTINUED

   HAWAII TAX INFORMATION
   The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation.

   Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you will be subject to taxes of other states and localities.

   OTHER SHARE CLASSES
   The Funds also offer Class A, B and C shares. However, the offering of Class B shares by all Funds has been suspended since June 1, 2003 (except for reinvestment of Class B share dividends and exchange of Class B shares between Funds). The suspension will remain in effect until further notice. These shares have different sales charges and other expenses which will result in different performance than Class Y shares. Shares of all Classes of a Fund otherwise have identical rights, and vote together except for matters affecting only a specific Class.

 [ICON]

   FINANCIAL HIGHLIGHTS

   The Financial Highlights in the following table set forth certain financial data and investment results of the Class Y shares of the Funds for the past five and a half years or, if shorter, the period since inception, expressed in one share of each Fund outstanding throughout the period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds. Please note that the information provided for the most recent period, August 1, 2003 to January 31, 2004 is unaudited. Information for prior periods has been audited by Ernst & Young LLP, independent auditors. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds' annual and semi-annual reports contain additional performance information relating to the Funds and are available upon request, without charge.

   FINANCIAL HIGHLIGHTS                              NEW ASIA GROWTH FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $  9.89       $  9.93      $  9.49      $ 12.58      $ 10.60      $  6.37
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)              0.04          0.05         0.01        (0.02)       (0.09)       (0.06)
      Net realized and unrealized gains
        (losses) on investments                 2.72         (0.06)        0.43        (3.07)        2.07         4.33
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        2.76         (0.01)        0.44        (3.09)        1.98         4.27
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                    (0.05)        (0.03)          --(a)        --           --        (0.04)
      Net realized gains                          --            --           --           --           --           --
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                    (0.05)        (0.03)          --(a)        --           --        (0.04)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $ 12.60       $  9.89      $  9.93      $  9.49      $ 12.58      $ 10.60
    --------------------------------------------------------------------------------------------------------------------
        Total Return                           27.92%        (0.13)%       4.64%      (24.56)%      18.68%       67.38%
    ANNUALIZED RATIOS/
      SUPPLEMENTARY DATA:
      Net assets at end of period (000's)    $28,881       $23,937      $19,870      $20,512      $25,740      $15,954
      Ratio of expenses to average net
        assets                                  1.71%(b)      1.85%        1.71%        1.73%        1.74%        1.90%
      Ratio of net investment income
        (loss) to average net assets            0.60%(b)      0.59%        0.13%       (0.17)%      (0.95)%      (0.33)%
      Ratio of expenses to average net
        assets**                                1.72%(b)      1.86%        1.73%        1.78%        1.79%        2.05%
      Portfolio Turnover                       46.81%       110.44%       70.55%      115.95%      172.57%      152.58%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a)  Less than $0.01 per share.

   (b) Annualized.

   (c) Not annualized.

   FINANCIAL HIGHLIGHTS                          INTERNATIONAL STOCK FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                              2004*          2003         2002         2001         2000        1999(a)
    NET ASSET VALUE, BEGINNING OF PERIOD     $  6.57       $   6.44     $   8.19     $  14.59     $  11.98      $ 10.00
    ----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)             (0.02)          0.05        (0.01)       (0.02)       (0.06)          --
      Net realized and unrealized gains
        (losses) on investments                 1.47           0.08        (1.74)       (3.80)        3.16         1.98
    ----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        1.45           0.13        (1.75)       (3.82)        3.10         1.98
    ----------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains                          --             --           --        (2.58)       (0.49)          --
    ----------------------------------------------------------------------------------------------------------------------
        Total Distributions                       --             --           --        (2.58)       (0.49)          --
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  8.02       $   6.57     $   6.44     $   8.19     $  14.59      $ 11.98
    ----------------------------------------------------------------------------------------------------------------------
        Total Return                           22.07%(c)       2.02%      (21.37)%     (29.82)%      25.65%       19.90%(c)
    ANNUALIZED RATIOS/ SUPPLEMENTARY
      DATA:
      Net assets at end of period (000's)    $60,673       $ 60,558     $ 50,422     $ 79,177     $109,962      $81,253
      Ratio of expenses to average net
        assets                                  1.52%(b)       1.59%        1.56%        1.50%        1.45%        1.65%(b)
      Ratio of net investment income
        (loss) to average net assets           (0.31)%(b)      0.74%        0.03%       (0.14)%      (0.49)%       0.03%(b)
      Ratio of expenses to average net
        assets**                                1.62%(b)       1.69%        1.69%        1.64%        1.59%        1.79%(b)
      Portfolio Turnover                       90.47%        178.04%      244.40%      213.53%      214.18%      156.46%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reduction had not occurred the ratios would have been as indicated.

   (a) Period from December 2, 1998 (commencement of operations) to July 31,
       1999.

   (b) Annualized.

   (c) Not Annualized.

   FINANCIAL HIGHLIGHTS                                    SMALL CAP FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                              2004*          2003         2002         2001         2000        1999(a)
    NET ASSET VALUE, BEGINNING OF PERIOD     $  13.30      $ 12.18      $ 13.49      $ 10.42      $ 10.67       $ 10.00
    ----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                        --         0.03         0.06         0.08         0.05            --
      Net realized and unrealized gains
        (losses) on investments                  3.71         2.60        (0.35)        3.88         0.10          0.67
    ----------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities         3.71         2.63        (0.29)        3.96         0.15          0.67
    ----------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                        --        (0.04)       (0.06)       (0.09)       (0.05)           --
      Net realized gains                        (0.34)       (1.47)       (0.96)       (0.80)       (0.35)           --
    ----------------------------------------------------------------------------------------------------------------------
        Total Distributions                     (0.34)       (1.51)       (1.02)       (0.89)       (0.40)           --
    ----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  16.67      $ 13.30      $ 12.18      $ 13.49      $ 10.42       $ 10.67
    ----------------------------------------------------------------------------------------------------------------------
        Total Return                            28.09%(c)    24.96%       (2.47)%      40.34%        1.82%         6.75%(c)
    ANNUALIZED RATIOS/ SUPPLEMENTARY
      DATA:
      Net assets at end of period (000's)    $120,290      $85,520      $68,001      $53,558      $36,962       $31,812
      Ratio of expenses to average net
        assets                                   1.29%(b)     1.35%        1.33%        1.40%        1.41%         1.52%(b)
      Ratio of net investment income
        (loss) to average net assets            (0.03)%(b)     0.19%       0.47%        0.67%        0.52%         0.08%(b)
      Ratio of expenses to average net
        assets**                                 1.39%(b)     1.45%        1.45%        1.54%        1.55%         1.66%(b)
      Portfolio Turnover                        45.58%      105.27%       81.67%       90.31%       98.73%        60.08%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Period from December 3, 1998 (commencement of operations) to July 31,
       1999.

   (b) Annualized.

   (c) Not Annualized.

   FINANCIAL HIGHLIGHTS                                      MID-CAP FUND


                                                        PERIOD ENDED
                                                        JANUARY 31,
                                                          2004*(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
     Net investment income                                     --
     Net realized and unrealized gains on
       investments                                           0.24
    ------------------------------------------------------------------
       Total from Investment Activities                      0.24
    ------------------------------------------------------------------
    DISTRIBUTIONS:
     Net investment income                                     --
     Net realized gains                                        --
    ------------------------------------------------------------------
       Total Distributions                                     --
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $ 10.24
    ------------------------------------------------------------------
       Total Return                                          2.40%(c)
    ANNUALIZED RATIOS/
     SUPPLEMENTARY DATA:
     Net Assets at end of period (000's)                  $15,657
     Ratio of expenses to average net assets                 0.80%(b)
     Ratio of net investment income to average net
       assets                                                0.08%(b)
     Ratio of expenses to average net assets**               1.44%(b)
     Portfolio Turnover                                      2.89%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Period from December 31, 2003 (commencement of operations) to January 31, 2004.

   (b)  Annualized.

   (c)  Not annualized.

   FINANCIAL HIGHLIGHTS                                 GROWTH STOCK FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $   7.79      $   7.06     $  10.44     $  19.95     $  17.56     $  17.81
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                       (0.02)        (0.02)       (0.05)       (0.06)       (0.08)       (0.06)
      Net realized and unrealized gains
        (losses) on investments                  0.88          0.75        (3.33)       (4.73)        7.32         2.82
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities         0.86          0.73        (3.38)       (4.79)        7.24         2.76
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                        --            --           --           --           --           --
      Net realized gains                           --            --           --        (4.72)       (4.85)       (3.01)
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                        --            --           --        (4.72)       (4.85)       (3.01)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $   8.65      $   7.79     $   7.06     $  10.44     $  19.95     $  17.56
    --------------------------------------------------------------------------------------------------------------------
        Total Return                            11.04%(b)     10.34%      (32.38)%     (29.84)%      45.56%       17.72%
    ANNUALIZED RATIOS/ SUPPLEMENTARY
      DATA:
      Net assets at end of period (000's)    $282,297      $251,310     $195,252     $329,572     $504,125     $382,298
      Ratio of expenses to average net
        assets                                   1.09%(a)      1.10%        1.09%        1.08%        1.05%        1.07%
      Ratio of net investment loss to
        average net assets                      (0.35)%(a)     (0.33)%     (0.55)%      (0.44)%      (0.45)%      (0.32)%
      Ratio of expenses to average net
        assets**                                 1.09%(a)      1.10%        1.11%        1.12%        1.09%        1.11%
      Portfolio Turnover                        20.38%        33.11%       36.85%       97.27%      117.11%       81.02%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Annualized.

   (b) Not annualized

   FINANCIAL HIGHLIGHTS                            GROWTH AND INCOME FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $  10.76      $   9.96     $  13.97     $  21.39     $  18.90     $  18.75
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                      0.03          0.04         0.03         0.01           --(a)      0.03
      Net realized and unrealized gains
        (losses) on investments                  1.36          0.80        (4.02)       (4.74)        5.18         2.34
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities         1.39          0.84        (3.99)       (4.73)        5.18         2.37
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                     (0.03)        (0.04)       (0.02)          --(a)     (0.01)       (0.03)
      Net realized gains                           --            --           --        (2.69)       (2.68)       (2.19)
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                     (0.03)        (0.04)       (0.02)       (2.69)       (2.69)       (2.22)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  12.12      $  10.76     $   9.96     $  13.97     $  21.39     $  18.90
    --------------------------------------------------------------------------------------------------------------------
        Total Return                            12.89%(c)      8.52%      (28.60)%     (24.19)%      29.22%       13.69%
    ANNUALIZED RATIOS/ SUPPLEMENTARY
      DATA:
      Net assets at end of period (000's)    $141,625      $138,027     $116,719     $162,138     $201,600     $157,891
      Ratio of expenses to average net
        assets                                   1.12%(b)      1.12%        1.10%        1.10%        1.08%        1.10%
      Ratio of net investment income to
        average net assets                       0.42%(b)      0.49%        0.20%        0.09%        0.03%        0.15%
      Ratio of expenses to average net
        assets**                                 1.12%(b)      1.12%        1.13%        1.14%        1.12%        1.14%
      Portfolio Turnover                         9.22%        46.92%       43.28%       43.24%       60.51%       65.56%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Less than $0.01 per share.

   (b) Annualized.

   (c) Not Annualized.

   FINANCIAL HIGHLIGHTS                                        VALUE FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                              2004*          2003         2002         2001         2000        1999(a)
    NET ASSET VALUE, BEGINNING OF PERIOD     $   7.38      $   7.03     $   9.15     $  10.74     $  10.38      $ 10.00
    ---------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                      0.04          0.09         0.06         0.07         0.07         0.04
      Net realized and unrealized gains
        (losses) on investments                  1.08          0.35        (2.12)       (0.22)        0.49         0.83
    ---------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities         1.12          0.44        (2.06)       (0.15)        0.56         0.87
    ---------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                     (0.04)        (0.09)       (0.06)       (0.07)       (0.07)       (0.04)
      Net realized gains                           --            --           --        (1.37)       (0.13)       (0.45)
    ---------------------------------------------------------------------------------------------------------------------
        Total Distributions                     (0.04)        (0.09)       (0.06)       (1.44)       (0.20)       (0.49)
    ---------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $   8.46      $   7.38     $   7.03     $   9.15     $  10.74      $ 10.38
    ---------------------------------------------------------------------------------------------------------------------
        Total Return                            15.15%(c)      6.32%      (22.59)%      (1.34)%       5.44%        8.56%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000's)    $202,997      $210,881     $198,862     $231,106     $203,366      $75,464
      Ratio of expenses to average net
        assets                                   1.08%(b)      1.07%        1.05%        1.06%        1.05%        1.28%(b)
      Ratio of net investment income to
        average net assets                       0.89%(b)      1.30%        0.71%        0.76%        0.66%        0.40%(b)
      Ratio of expenses to average net
        assets**                                 1.08%(b)      1.07%        1.07%        1.10%        1.09%        1.32%(b)
      Portfolio Turnover                        37.35%        77.62%       48.18%       79.05%      120.42%      113.72%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Period from December 3, 1998 (commencement of operations) to July 31,
       1999.

   (b) Annualized.

   (c) Not Annualized.

                                                        DIVERSIFIED FIXED
   FINANCIAL HIGHLIGHTS                                       INCOME FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $  11.35      $  11.29     $  10.96     $  10.28     $  10.45     $  11.00
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                      0.23          0.50         0.56         0.61         0.61         0.59
      Net realized and unrealized gains
        (losses) on investments                  0.21          0.17         0.33         0.68        (0.17)       (0.45)
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities         0.44          0.67         0.89         1.29         0.44         0.14
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                     (0.23)        (0.50)       (0.56)       (0.61)       (0.61)       (0.59)
      Net realized gains                        (0.20)        (0.11)          --           --           --        (0.10)
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                     (0.43)        (0.61)       (0.56)       (0.61)       (0.61)       (0.69)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  11.36      $  11.35     $  11.29     $  10.96     $  10.28     $  10.45
    --------------------------------------------------------------------------------------------------------------------
        Total Return                             3.91%(b)      6.00%        8.38%       12.83%        4.37%        1.10%
    ANNUALIZED RATIOS/
      SUPPLEMENTARY DATA:
      Net assets at end of period (000's)    $277,521      $235,902     $222,500     $230,523     $241,169     $199,413
      Ratio of expenses to average net
        assets                                   0.72%(a)      0.72%        0.71%        0.70%        0.71%        0.73%
      Ratio of net investment income to
        average net assets                       3.98%(a)      4.30%        5.11%        5.70%        5.95%        5.34%
      Ratio of expenses to average net
        assets**                                 0.87%(a)      0.87%        0.88%        0.90%        0.90%        0.92%
      Portfolio Turnover                        21.56%        52.53%       71.59%       58.91%       84.65%       60.00%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Annualized.

   (b) Not Annualized.

   FINANCIAL HIGHLIGHTS                          TAX-FREE SECURITIES FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $  10.79      $  10.90     $  10.78     $  10.33     $  10.53     $  10.88
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                      0.24          0.46         0.47         0.49         0.50         0.51
      Net realized and unrealized gains
        (losses) on investments                  0.26         (0.05)        0.23         0.45        (0.15)       (0.25)
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities         0.50          0.41         0.70         0.94         0.35         0.26
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                     (0.24)        (0.46)       (0.47)       (0.49)       (0.50)       (0.51)
      Net realized gains                        (0.05)        (0.06)       (0.11)          --        (0.05)       (0.10)
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                     (0.29)        (0.52)       (0.58)       (0.49)       (0.55)       (0.61)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  11.00      $  10.79     $  10.90     $  10.78     $  10.33     $  10.53
    --------------------------------------------------------------------------------------------------------------------
        Total Return                             4.68%(b)      3.80%        6.73%        9.33%        3.55%        2.26%
    ANNUALIZED RATIOS/
      SUPPLEMENTARY DATA:
      Net assets at end of period (000's)    $379,440      $397,157     $445,733     $463,426     $432,677     $424,022
      Ratio of expenses to average net
        assets                                   0.71%(a)      0.71%        0.69%        0.70%        0.70%        0.71%
      Ratio of net investment income to
        average net assets                       4.30%(a)      4.18%        4.42%        4.66%        4.96%        4.66%
      Ratio of expenses to average net
        assets**                                 0.86%(a)      0.86%        0.86%        0.89%        0.89%        0.90%
      Portfolio Turnover                         0.79%         1.24%       13.40%       19.05%       22.40%        9.91%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Annualized.

   (b) Not annualized.

                                                  SHORT INTERMEDIATE U.S.
   FINANCIAL HIGHLIGHTS                        GOVERNMENT SECURITIES FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $  9.99       $ 10.09      $  9.83      $  9.32      $  9.44      $  9.66
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                     0.14          0.33         0.37         0.48         0.47         0.48
      Net realized and unrealized gains
        (losses) on investments                 0.04          0.01         0.31         0.51        (0.08)       (0.18)
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        0.18          0.34         0.68         0.99         0.39         0.30
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                    (0.14)        (0.33)       (0.37)       (0.48)       (0.47)       (0.48)
      Net realized gains                       (0.04)        (0.11)       (0.05)          --        (0.04)       (0.04)
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                    (0.18)        (0.44)       (0.42)       (0.48)       (0.51)       (0.52)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  9.99       $  9.99      $ 10.09      $  9.83      $  9.32      $  9.44
    --------------------------------------------------------------------------------------------------------------------
        Total Return                            1.74%(b)      3.41%        7.03%       10.84%        4.24%        3.05%
    ANNUALIZED RATIOS/
      SUPPLEMENTARY DATA:
      Net assets at end of period (000's)    $90,685       $88,824      $62,156      $47,000      $32,380      $33,332
      Ratio of expenses to average net
        assets                                  0.55%(a)      0.55%        0.56%        0.65%        0.64%        0.67%
      Ratio of net investment income to
        average net assets                      2.73%(a)      3.23%        3.69%        4.96%        5.04%        4.89%
      Ratio of expenses to average net
        assets**                                0.80%(a)      0.80%        0.82%        0.90%        0.89%        0.72%
      Portfolio Turnover                       16.97%        17.50%       62.60%      107.46%       48.99%       63.27%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.
   (a) Annualized.

   (b) Not annualized.

                                              TAX-FREE SHORT INTERMEDIATE
   FINANCIAL HIGHLIGHTS                                   SECURITIES FUND


                                           PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           JANUARY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                              2004*          2003         2002         2001         2000         1999
    NET ASSET VALUE, BEGINNING OF PERIOD     $ 10.41       $ 10.45      $ 10.23      $  9.91      $ 10.00      $ 10.15
    --------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                     0.12          0.28         0.32         0.38         0.37         0.37
      Net realized and unrealized gains
        (losses) on investments                 0.13          0.01         0.22         0.32        (0.04)       (0.10)
    --------------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        0.25          0.29         0.54         0.70         0.33         0.27
    --------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                    (0.12)        (0.28)       (0.32)       (0.38)       (0.37)       (0.37)
      Net realized gains                          --         (0.05)          --           --        (0.05)       (0.05)
    --------------------------------------------------------------------------------------------------------------------
        Total Distributions                    (0.12)        (0.33)       (0.32)       (0.38)       (0.42)       (0.42)
    --------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $ 10.54       $ 10.41      $ 10.45      $ 10.23      $  9.91      $ 10.00
    --------------------------------------------------------------------------------------------------------------------
        Total Return                            2.42%(b)      2.78%        5.33%        7.15%        3.44%        2.60%
    ANNUALIZED RATIOS/
      SUPPLEMENTARY DATA:
      Net assets at end of period (000's)    $68,218       $63,449      $49,599      $39,857      $41,371      $47,668
      Ratio of expenses to average net
        assets                                  0.72%(a)      0.72%        0.73%        0.73%        0.73%        0.73%
      Ratio of net investment income to
        average net assets                      2.29%(a)      2.64%        3.06%        3.73%        3.80%        3.61%
      Ratio of expenses to average net
        assets**                                0.83%(a)      0.83%        0.86%        0.88%        0.88%        0.88%
      Portfolio Turnover                        4.75%         6.01%       37.24%       73.06%       42.57%       18.40%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Annualized.

   (b) Not annualized.

                                                              ULTRA SHORT
   FINANCIAL HIGHLIGHTS                                   GOVERNMENT FUND


                                                PERIOD ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                JANUARY 31,     JULY 31,     JULY 31,     JULY 31,      JULY 31,
                                                   2004*          2003         2002         2001        2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD          $  10.25      $  10.32     $  10.21     $  10.02      $ 10.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                           0.10          0.26         0.33         0.58         0.11
      Net realized and unrealized gains
        (losses) on investments                      (0.03)        (0.06)        0.11         0.19         0.02
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities              0.07          0.20         0.44         0.77         0.13
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                          (0.10)        (0.26)       (0.33)       (0.58)       (0.11)
      Net realized gains                                --         (0.01)          --(b)        --           --
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                          (0.10)        (0.27)       (0.33)       (0.58)       (0.11)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                $  10.22      $  10.25     $  10.32     $  10.21      $ 10.02
    -------------------------------------------------------------------------------------------------------------
        Total Return                                  0.74%(d)      1.92%        4.35%        7.85%        1.27%(d)
    ANNUALIZED RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000's)         $237,092      $240,916     $185,806     $149,445      $47,483
      Ratio of expenses to average net assets         0.37%(c)      0.37%        0.37%        0.39%        0.40%(c)
      Ratio of net investment income to
        average net assets                            2.04%(c)      2.47%        3.16%        5.56%        6.38%(c)
      Ratio of expenses to average net
        assets**                                      0.67%(c)      0.67%        0.67%        0.76%        1.28%(c)
      Portfolio Turnover                             21.98%        17.41%       26.15%        8.22%        0.00%

   *  Unaudited.

   ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred the ratios would have been as indicated.

   (a) Period from June 1, 2000 (commencement of operations) to July 31, 2000.

   (b) Less than $0.01 per share.

   (c) Annualized.

   (d) Not annualized.

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS:

The Funds' Annual and Semi-Annual reports to shareholders contain detailed information on the Funds' investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations, proxy voting and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

- At no charge from the EDGAR database on the SEC's Website at http://www.sec.gov

Investment Company Act file no. 811-7454.

06/04
PCP 0044

                              PACIFIC CAPITAL FUNDS

                             TELEPHONE: 800-258-9232

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 2004

                              NEW ASIA GROWTH FUND
                            INTERNATIONAL STOCK FUND
                                 SMALL CAP FUND
                                  MID-CAP FUND
                                GROWTH STOCK FUND
                             GROWTH AND INCOME FUND
                                   VALUE FUND
                          DIVERSIFIED FIXED INCOME FUND
                            TAX-FREE SECURITIES FUND
               SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
                   TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
                           ULTRA SHORT GOVERNMENT FUND

         Pacific Capital Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Class A, Class B, Class C and Class Y shares of all twelve of the Trust's investment portfolios (each a "Fund" and collectively the "Funds"). The various Funds and Classes of shares of the Funds are offered through separate Prospectuses. The offering of Class B shares by all Funds has been suspended since June 1, 2003 (except for reinvestment of Class B share dividends and exchanges of existing Class B shares between Funds). The suspension will remain in effect until further notice.

         All Funds except Tax-Free Securities Fund and Tax-Free
Short-Intermediate Securities Fund (the "Tax Free Funds") are diversified portfolios.

         This SAI is not a prospectus. You should read this SAI in conjunction with the applicable Prospectus, dated June 1, 2004. All terms defined in the applicable Prospectus have the same meanings in this SAI. In addition, the Trust's 2003 Annual Report to Shareholders is incorporated by reference into this SAI. You can order copies of the Prospectuses and Annual Report without charge by writing to BISYS Fund Services ("BISYS") at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

06/04
PCP 0055

                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS................................................    3
ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS...................    6
MANAGEMENT.............................................................   31
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS.............................   45
CALCULATION OF YIELD AND TOTAL RETURN..................................   46
DETERMINATION OF NET ASSET VALUE.......................................   47
PURCHASE OF SHARES.....................................................   48
REDEMPTION OF SHARES...................................................   50
PORTFOLIO TRANSACTIONS.................................................   50
FEDERAL AND HAWAIIAN TAX INFORMATION...................................   53
GENERAL INFORMATION....................................................   57
CUSTODIAN..............................................................   60
INDEPENDENT AUDITORS AND COUNSEL.......................................   60
FINANCIAL INFORMATION..................................................   60
REGISTRATION STATEMENT.................................................   60
APPENDIX A: RATINGS OF FIXED INCOME SECURITIES.........................  A-1

                             INVESTMENT RESTRICTIONS

         Each Fund's investment objectives are fundamental and may not be changed without approval by vote of the holders of a majority of the relevant Fund's outstanding voting securities, as described under "General Information -- Voting." If the Trust's Board of Trustees determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust's Board may make such change without shareholder approval and will disclose any such material change in the then-current prospectus. Any policy that is not specified in a Fund's Prospectus, or in the SAI, as being fundamental, is non-fundamental.

         The following investment restrictions also apply to the Funds. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the relevant Fund's outstanding shares. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemption of shares will not constitute a violation of such limitation, except for investment restriction (3) below.

INVESTMENT RESTRICTIONS FOR ALL FUNDS EXCEPT NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND

         None of these Funds may:

         (1) Purchase securities of any issuer (except debt obligations of issuers that pay interest which, in the opinions of counsel to such issuers, is exempt from federal income tax and is not subject to the federal alternative minimum tax ("Municipal Obligations") and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Obligations")) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the Tax-Free Funds, which are non-diversified funds.

         (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of such Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government Obligations and repurchase agreements secured by such obligations and (b) with respect to the Tax-Free Funds, Municipal Obligations (for purposes of this limitation, Municipal Obligations do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user).

         (3) Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act" or "Investment Company Act"), except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the "Commission"), and (b) that each Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).

         (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

         (5) Purchase commodities or commodity contracts, except that each Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

         (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

         (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

         (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

         (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management.

         (10) Lend money or portfolio securities, except that each of the Funds may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund's total assets.

         In addition, each of these Funds will comply with the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

         (1) No Fund (except the Mid-Cap Fund) will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result thereof the value of the Fund's investment in such classes of securities would exceed 15% of the Fund's total assets.

         (2) No Fund will invest more than 10% of its net assets in warrants.

         (3) No Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") that the Board of Trustees or its delegate determines to be liquid based upon the trading markets for such securities.

         (4) No Fund will purchase put and call options or write covered put and call options on securities unless (a) it may invest directly in such securities,
(b) such options are traded on registered domestic securities exchanges or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System, and (c) the total assets subject to such options does not exceed 5% of the Fund's net assets.

         Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to the type of investments suggested by its name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes. The Trust's Board of Trustees has adopted a policy to provide investors with notice prior to changes in such an investment policy. Any notice required to be delivered to shareholders for the purpose of announcing an intended change in non-fundamental policy will be provided to shareholders at least 60 days' prior to any change in such an investment policy.

INVESTMENT RESTRICTIONS FOR NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND

         New Asia Growth Fund and International Stock Fund are subject to the following investment restrictions, all of which are fundamental policies. Neither Fund may:

         (1) Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer.

         (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations and repurchase agreements secured by such Obligations.

         (3) Borrow money or issue senior securities as defined in the 1940 Act, except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Commission, and (b) that the Fund may borrow from banks up to

33-1/3% the current value of its net assets for temporary, extraordinary or emergency purposes, for clearance of transactions, to hedge against currency movements or for investment purposes, and these borrowings may be secured by the pledge of up to 33-1/3% current value of its net assets.

         (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

         (5) Purchase commodities or commodity contracts, except that the Fund may deal in forward foreign exchange contracts between currencies of the different countries in which it may invest, may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

         (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

         (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

         (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

         (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management.

         (10) Lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 33-1/3% of the current value of the Fund's total assets.

         In addition, New Asia Growth Fund and International Stock Fund will each comply with the following non fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

         (1) Neither Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result the value of the Fund's investment in such classes of securities would exceed 15% of such Fund's total assets.

         (2) Neither Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.

         (3) To the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country (including governmental agencies and instrumentalities thereof) as the obligations of a single issuer.

         (4) Neither Fund will invest more than 10% of its net assets in warrants.

         (5) The aggregate value of the exercise price or strike price of call options written by each Fund will not exceed 25% of the Fund's net asset value.

              ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS

FOREIGN SECURITIES

         Each of the Funds (except the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in foreign securities. Each Fund may invest directly in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. New Asia Growth Fund and International Stock Fund may also invest in the securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts") to the extent such Depositary Receipts become available.

DEPOSITARY RECEIPTS

         ADRs (which include American Depositary Shares and New York Shares) are publicly traded on exchanges or over-the-counter ("OTC") in the United States. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation. Depositary Receipts may be "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. In an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the holders of the Depositary Receipts. Foreign issuers in respect of whose securities unsponsored Depositary Receipts have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored Depositary Receipts are traded, and the market value of the Depositary Receipts may not be correlated with such information.

EQUITY-LINKED SECURITIES

         Equity-linked securities are also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. Some foreign markets such as India and Taiwan have restrictions on foreign ownership or can be cost prohibitive for outside investors. As a result of scarce supply and high demand, available ADR shares often trade at substantial premiums to the local shares. Equity-linked securities trade near parity to local shares, providing a more efficient alternative to ADRs. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Equity-linked securities are not exchange traded. Aside from the market risk of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party at any time prior to the end of the term of the underlying agreement. This may result in losses to the Fund or impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

RISKS AND SPECIAL CONSIDERATIONS OF INVESTING IN FOREIGN SECURITIES

         Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respect as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

         Most of the foreign securities held by the Funds will not be registered with the Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly, available information about a foreign company than about a U.S. company, and such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain smaller capital markets. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies.

         Foreign markets have different settlement and clearance procedures, and in certain markets settlements have at times failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. The foregoing risks are often heightened for investments in smaller capital markets and developing countries.

         To the extent a Fund invests in foreign securities, its operating expense ratio can be expected to be higher than that of an investment company investing exclusively in U.S. securities since certain expenses of the Fund, such as management and advisory fees and custodial costs, may be higher.

         New Asia Growth Fund and International Stock Fund will invest in securities denominated or quoted in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. New Asia Growth Fund and International Stock Fund may also hold foreign currency in connection with the purchase and sale of foreign securities. To the extent the foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency will be held with the Funds' custodian bank or by an approved foreign subcustodian.

         INVESTING IN COUNTRIES WITH SMALLER CAPITAL MARKETS

         Because New Asia Growth Fund intends to invest primarily in securities of companies located in developing Asian countries, and International Stock Fund may invest in securities of companies located in developing countries in Asia and elsewhere, investors in those Funds should be aware of certain risk factors and special considerations relating to investing in developing economies. Consequently, these Funds should be considered as a means of diversifying an investment portfolio and not in themselves as a balanced investment program.

         SECURITIES MARKETS

         The securities markets of developing countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. Certain markets, such as those of China, are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in their region, such as in Japan. Developing country brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for New Asia Growth Fund and International Stock Fund in such countries and may have an adverse impact on the investment performance of those Funds.

         POLITICAL AND SOCIAL UNCERTAINTIES

         Political and social uncertainties exist for some developing countries. In addition, the governments of many of such countries have a heavy role in regulating and supervising the economy. Certain developing countries, such as the Philippines and India, are especially large debtors to commercial banks and foreign governments. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economics also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

         Archaic legal systems in certain developing countries also may have an adverse impact on New Asia Growth Fund and International Stock Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to the acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain developing countries. Similarly, the rights of investors in developing companies may be more limited than those of shareholders of U.S. corporations.

         Some of the currencies of developing Asian countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.

         RESTRICTIONS ON FOREIGN INVESTMENTS

         Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Funds. For example, the Funds may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares that were purchased reregistered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

         Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Funds could be adversely affected by delays in or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. In addition, even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

         A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries, and certain of such countries, such as Thailand and South Korea, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The Funds' investment in these companies will be subject to certain percentage limitations of the 1940 Act. This restriction on investments in securities of investment companies may limit opportunities for the Funds to invest indirectly in certain developing Asian countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values.

         In certain countries, banks or other financial institutions may be among the leading companies to have actively traded securities. The 1940 Act restricts the Funds' investments in any equity securities of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities-related activities," as defined by the rules thereunder. These provisions may restrict the Funds' investments in certain foreign banks and other financial institutions.

         OTHER MATTERS

         Inflation accounting rules in some developing countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain companies in developing countries.

         Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in the Funds incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

         REGIONAL RISK CONSIDERATIONS

         In addition to the risk of investments in foreign securities and in emerging markets described above, investments in issuers of securities in particular regions may be subject to certain additional regional risks.

         Asia. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (iv) ethnic, religious and racial disaffection.

         The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries. Of significant immediate concern, the current recession in the Japanese economy, which has been complicated by substantial problems in its banking system, could substantially worsen the economic difficulties a number of Asian countries are presently experiencing.

         Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

         Europe, Middle East and Africa ("EMEA Countries"). Investing in securities of issuers located in certain EMEA Counties may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain EMEA Countries would not also be expropriated, nationalized or otherwise confiscated. The securities markets of many EMEA Countries are relatively small, or non-existent, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties. Foreign investment in the securities markets of certain EMEA Countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain EMEA Countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Issuers of securities in most EMEA Countries are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of EMEA Countries differ from U.S. standards in important respects and less information is available to investors in securities of companies located in EMEA Counties than to investors in U.S. securities.

         LIMITATIONS ON SHARE TRANSACTIONS

         To permit New Asia Growth Fund to invest the net proceeds from the sale of its shares in an orderly manner, the Fund may, from time to time, suspend the sale of its shares, except for dividend reinvestment. The Fund also reserves the right to limit the number of its shares that may be purchased by a person during a specified period of time or in the aggregate.

DEBT SECURITIES

         Except for the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund, each of the Funds may invest in debt securities issued by domestic and foreign corporations, financial institutions, and governments.

         The Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund may invest only in short-term debt securities issued or guaranteed by the U.S. Government and its agencies.

         The debt securities in which the Funds will invest (including convertible securities, as applicable) generally will be of investment grade (i.e., rated in the top four rating categories by a nationally recognized securities rating organization ("NRSRO"), or, if unrated, determined to be of comparable quality by the investment adviser). However, up to 10% of New Asia Growth Fund's net assets may be invested in securities rated below investment grade by an NRSRO or determined to be of comparable quality by The Asset Management Group of Bank of Hawaii ("The Asset Management Group" or the "Adviser") or its Sub-Adviser.

         Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may only invest in U.S. dollar-denominated foreign debt securities.

         U.S. GOVERNMENT OBLIGATIONS

         Each of the Funds may invest in U.S. Government Obligations which include, in addition to U.S. Treasury Securities, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Student Loan Marketing Association ("SLMA"), Federal National Mortgage Association ("FNMA"), Resolution Trust Corporation and Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Treasury Securities and certain other obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. The Funds will invest in the obligations of such instrumentalities only when The Asset Management Group or the Fund's Sub-Adviser believes that the credit risk with respect to the instrumentality is minimal.

         Each Fund (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPs"). Under the

STRIPs program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

         FLOATING AND VARIABLE RATE DEBT INSTRUMENTS

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in floating and variable rate debt instruments. Floating and variable rate debt instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain, of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at a par value prior to maturity. The floating and variable rate instruments that the Funds may purchase include certificates of participation in such obligations purchased from banks. The Asset Management Group or the Fund's Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to make payment when due, which could be affected by events occurring between the date the Funds elect to demand payment and the date payment is due, except when such demand instruments permit same-day settlement. In this regard, The Asset Management Group or the Fund's Sub-Adviser, pursuant to direction of the Board of Trustees, will determine the liquidity of those instruments with demand features that cannot be exercised within seven days.

         SOVEREIGN DEBT

         New Asia Growth Fund may invest in debt securities or obligations issued or guaranteed by foreign governments, including their agencies, instrumentalities and political subdivisions ("sovereign debt") and by supranational entities (such as the World Bank, The European Community, and the Asian Development Bank), and the other Funds (except the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in Yankee Bonds (dollar-denominated obligations issued by foreign governments).

         Investment in sovereign debt involves a high degree of risk. Certain developing countries, such as the Philippines, owe significant amounts of debt to commercial banks and foreign governments. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third party's commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

         Issuers of sovereign debt may request the holders, including the Fund, to participate in the rescheduling of such debt and to extend further loans to governmental entities. No bankruptcy proceeding exists for collection in whole or in part of sovereign debt on which a governmental entity has defaulted.

         The sovereign debt instruments in which New Asia Growth Fund may invest in some cases are the equivalent in terms of quality to high yield/high risk securities discussed below and are subject to many of the same risks as such securities. The Fund may have difficulty disposing of certain sovereign debt obligations because there may be a thin trading market for such securities. New Asia Growth Fund will not invest more than 5% of its respective total assets in sovereign debt, including sovereign debt which is in default.

         LOWEST CATEGORY OF INVESTMENT GRADE

         Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the respective Fund. The investment adviser will consider such an event in determining whether the relevant Fund should continue to hold the obligation.

         LOWER RATED DEBT SECURITIES (NEW ASIA GROWTH FUND ONLY)

         New Asia Growth Fund may invest in lower rated debt securities. Securities rated in the medium to low rating categories of NRSROs such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") and unrated securities of comparable quality (referred to herein as "high yield/high risk securities") are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. See "Appendix A." These securities are commonly referred to as "junk bonds."

         In purchasing such securities, New Asia Growth Fund will rely on the Sub-Adviser's judgment, analysis and experience in evaluating the creditworthiness of the issuer. The Sub-Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. New Asia Growth Fund is not authorized to purchase debt securities that are in default, except that the Fund may invest in sovereign debt which is in default, provided that not more than 5% of the Fund's total assets are invested in sovereign debt (including sovereign debt securities which are in default).

         The market values of high yield/high risk securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities.

         For example, during an economic downturn or a sustained period of rising interest rates, issues of high yield/high risk securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from New Asia Growth Fund. If a call were exercised by the issuer during a period of declining interest rates, New Asia Growth Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders.

         New Asia Growth Fund may have difficulty selling certain high yield/high risk securities because there may be a thin trading market for such securities. To the extent that a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and New Asia Growth Fund's ability to sell particular issues to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain high yield/high risk securities also may make it more difficult for New Asia Growth Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. The Sub-Adviser will carefully consider the factors affecting the market for high yield/high risk, lower rated securities in determining whether any particular security is liquid or illiquid and whether current market quotations are readily available.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities are likely to adversely affect New Asia Growth Fund's net asset value. New Asia Growth Fund may incur additional expenses if it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         CREDIT RATINGS

         Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change credit ratings to reflect subsequent events, The Asset Management Group or a Sub-Adviser must monitor the issuers of bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

         To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this Statement of Additional Information. The ratings of the NRSROs currently used by the Funds are more fully described in Appendix A to this Statement of Additional Information.

         DURATION

         The Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund each follow a controlled duration strategy. As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund, The Asset Management Group of Bank will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

OTHER DEBT OBLIGATIONS

         LETTERS OF CREDIT AND LIQUIDITY AGREEMENTS

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of The Asset Management Group, are of investment quality comparable to other permitted investments of such Fund, may be used for letter of credit and liquidity agreement backed investments.

         BANK AND SAVINGS AND LOAN OBLIGATIONS

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in bank and savings and loan obligations. These obligations include negotiable certificates of deposit, fixed time deposits, bankers' acceptances, and interest bearing demand accounts. The Funds limit their bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $11 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER

         Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may invest in commercial paper that is rated at the date of purchase in the highest rating category assigned by an NRSRO or unrated if considered by The Asset Management Group or the Fund's Sub-Adviser to be of comparable quality. New Asia Growth Fund and International Stock Fund may invest in commercial paper that is rated at the time of purchase in the two highest short-term rating categories by an NRSRO or unrated if considered by The Asset Management Group or the Fund's Sub-Adviser to be of comparable quality. Commercial paper includes short-term unsecured promissory notes, and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.

         MUNICIPAL SECURITIES

         The Tax-Free Funds invest primarily in Municipal Obligations, and Diversified Fixed Income Fund may also do so. Municipal Obligations include Municipal Bonds, Municipal Notes and Municipal Commercial Paper. Under normal market conditions, each of the Tax-Free Funds invests at least 80% of its net assets in investment grade municipal obligations. For purposes of this restriction, the Tax-Free Funds' investments in other investment companies which invest exclusively in municipal securities are considered municipal obligations.

         MUNICIPAL BONDS

         Municipal bonds generally have a maturity at the time of issuance of up to thirty years. They are principally classified either as "general obligation" bonds, which are secured by the pledge of the municipality's faith, credit and taxing power for the payment of principal and interest, or as "revenue" bonds, which are payable only from the revenues derived from a particular project or facility and generally are dependent solely on a specific revenue source.

         General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

         The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal bonds which are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity ("Insured Municipal Bonds"). The insurance can be purchased either by the issuing government entity or by the Fund purchasing the bond. This insurance is primarily written by four organizations: FGIC, FSA, Ambac Assurance Corporation (formerly called American Municipal Bond Assurance Corporation), and Municipal Bond Insurance Association, a pool of private insurers, but may be written by certain other large insurance companies. This insurance feature minimizes the risks to the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund and its shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund. An issuer would likely purchase insurance in order to obtain a higher rating by an NRSRO than it would receive without the insurance thereby reducing the issuer's borrowing costs. The price paid or received for an Insured Municipal Bond may be higher than the price that would otherwise be paid or received for the municipal bond absent the insurance.

         The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund may invest in moral obligation bonds ("Moral Obligation Bonds") which are tax-exempt bonds issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government. Under a moral obligation pledge, a state government indicates its intent to appropriate funds in the future if the primary obligor, the municipality or intermediary, defaults. The state's obligation to honor the pledge is moral rather than legal because future legislatures cannot be legally obligated to appropriate the funds required.

         Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

         MUNICIPAL NOTES

         The Tax-Free Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Municipal notes generally have maturities at the time of issuance of three years or less. Subject to its respective investment objective and policies, the Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund and the Ultra Short Government Fund may invest in municipal notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by The Asset Management Group to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

         The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund also may invest in certain "Private activity" bonds or notes. Such Funds may not be an appropriate investment for entities which are "substantial users," or certain "related persons" of substantial users, of facilities financed by private activity bonds. "Substantial users" are defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

         TANs

         Uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs

         The ability of a municipal issuer to meet its obligations on its BANs primarily depends on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs

         A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         MUNICIPAL COMMERCIAL PAPER

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Subject to its respective investment objective and policies, the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by The Asset Management Group be of comparable quality.

         GENERAL CONSIDERATIONS

         The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Tax-Free Funds' portfolios, will generally decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Funds' portfolios arising from these or other factors will cause changes in the net asset value per share of the Tax-Free Funds.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

         The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

SPECIAL CONCERNS FOR THE TAX-FREE FUNDS

         Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund are non-diversified, which means that their assets may be invested among fewer issuers and therefore the value of their assets may be subject to greater impact by events affecting one of their investments. Since Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by the Hawaii economy, state debt obligations, and certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, and vote initiatives. With respect to such matters:

         1) Economic forecasts from the April 17, 2003 conference of the Hawaii Economic Association form a consensus pointing to solid job and real income growth for 2003, with somewhat higher inflation, driven by continued investment growth.

         2) Tourism performance softened but is expected to recover from a series of geopolitical shocks. Hawaii's real growth rate for 2002 was 3.5%.

         3) The investment sector drives Hawaii's economy primarily from residential construction and investment. What began as mainland capital inflows on the neighbor island residential real estate market, this investment cycle has reached the main island of Oahu. Home sales, construction receipts, and building permits are at five-year highs. Other fast growth sectors are professional and business services, health services, and public education.

         4) Tourism is not a growth component and adds volatility to economic activity as it is sensitive to geopolitical shocks. U.S. domestic arrivals offset a 30 percent drop of international visitor arrivals due to fears of war with Iraq and SARs thereafter. Passenger arrivals had been declining at a yearly rate of 1% prior to 9/11. After 9/11, the rate was 2.4%. Economic forecasts suggest tourism should recover to pre-9/11 levels.

         5) Hawaii real personal income growth during the first half of 2003 was a little over 3 percent. First half Honolulu inflation was 1.7 percent including transistors energy inflation. Job growth continues strong over 2 percent and the unemployment rate at slightly over 4 percent is below the national average. The unemployment rate is expected to drift lower as tourism continues to recover and construction activity expands.

WARRANTS AND CONVERTIBLE SECURITIES

         Each of New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund may invest in warrants. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if at a warrant's expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, a Fund can acquire the stock at a price below its market value. No Fund may invest more than 10% of its net assets in warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which such Fund may invest directly.

         Each of New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described above. The Funds may purchase convertible securities that are fixed income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or other issuers. Convertible securities, while usually subordinated to nonconvertible debt securities of the same issuer, are senior to common stocks in an issuer's capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream (generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the common stock as well as changes in interest rates. Convertible securities in which the Funds may invest are subject to the rating criteria and limitations discussed above under "Debt Securities," except when they are purchased primarily for their equity characteristics.

GUARANTEED INVESTMENT CONTRACTS

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest up to 5% of its net assets in Funding Agreements similar to Guaranteed Investment Contracts ("FAs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Funds make cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the respective Fund on a monthly basis guaranteed interest which is based on an index. The FAs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, FAs allow a purchaser to buy an annuity with the monies accumulated under the contract; however, the Funds will not purchase any such annuities. The insurance company may assess periodic charges against a FA for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A FA is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a FA becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         The Funds will only purchase FAs from issuers which, at the time of purchase, are rated "A" or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by The Asset Management Group. Generally, FAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market for FAs does not currently exist. Also, a Fund may not receive the principal amount of a FA from the insurance company on seven days' notice or less. Therefore, FAs are considered to be illiquid investments and are subject to the Funds' 15% limitation on investment in illiquid securities.

PREFERRED STOCK

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Dividends on some preferred stock may be

"cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights. The rights of preferred stock on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

OPTIONS, FUTURES AND OTHER HEDGING STRATEGIES

         GENERAL

         The Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may use a variety of derivative financial instruments to hedge their investments and to enhance their income or manage their cash flow ("Hedging Instruments"). In addition to the Hedging Instruments described below The Asset Management Group and the Fund's Sub-Adviser may discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as The Asset Management Group and the Fund's Sub-Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. The Asset Management Group and the Fund's Sub-Adviser may utilize these opportunities to the extent that they are consistent with a Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities. The applicable Prospectus and this Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         OPTIONS ON EQUITY AND DEBT SECURITIES

         A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON SECURITIES INDEXES

         A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         FOREIGN CURRENCY OPTIONS

         A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. New Asia Growth Fund and International Stock Fund use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

         INTEREST RATE FUTURES CONTRACTS

         An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at as specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

         STOCK INDEX FUTURES CONTRACTS

         A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         OPTIONS ON FUTURE CONTRACTS

         Put and call options on futures contracts give the purchaser the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, respectively, upon exercise of the option, at any time during the option period.

         FORWARD CONTRACTS ON FOREIGN CURRENCIES

         A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

         HEDGING STRATEGIES

         Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by a Fund. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

         The use of Hedging Instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). (See "Limitations on the Use of Futures.") In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Federal and Hawaiian Tax Information."

         OPTIONS

         Each of the Funds (other than the New Asia Growth Fund, International Stock Fund, Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may purchase put and call options and write covered put and call options on securities in which such Fund may invest, provided the value of the securities underlying such options do not exceed 5% of the Fund's net assets in the aggregate and (1) are traded on registered domestic securities exchanges or (2) result from separate privately negotiated transactions in the OTC market with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System. These options may be employed to hedge a Fund's portfolio against market risk or to enhance income (e.g., to attempt to realize through the receipt of premiums a greater current return than would be realized on the underlying securities alone).

         New Asia Growth Fund and International Stock Fund may each purchase put and call options and write covered put and call options on securities, securities indexes and on currencies that are traded on U.S. or foreign securities exchanges or in the OTC market. Options which these Funds may purchase and/or write in the OTC market include privately negotiated transactions with primary U.S. Government securities dealers to hedge the Fund's portfolio. Each such Fund may purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. Each such Fund may also purchase put and call options to offset previously written put and call options of the same series. The aggregate value of the exercise price or strike price of call options written by each such Fund may not exceed 25% of the Fund's net asset value.

         The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, a Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.

         Options may be used to enhance income since the receipt of premiums by a Fund's options positions may enable the Fund to realize a greater return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund forgoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.

         Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank, as required by the Fund's policies) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefits of the transaction.

         Generally, foreign currency options (New Asia Growth Fund and International Stock Fund only) and OTC debt options used by a Fund may be European-style options or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.

         A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at anytime prior to its expiration.

         If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is "in-the-money." In accordance with this view, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to such Fund's limitation on investments in securities that are not readily marketable.

         FUTURES CONTRACTS AND RELATED OPTIONS

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may enter into contracts for the future delivery of specific securities, classes of securities and financial indices, may purchase or sell exchange-listed or OTC options on any such futures contracts and may engage in related closing transactions. In addition, New Asia Growth Fund and International Stock Fund may engage in currency futures contracts and related options. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is out standing, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Each Fund may engage in futures contracts and related options in an effort to hedge against market (or, with respect to New Asia Fund and International Stock Fund, currency) risks. For example, with respect to market risk, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases. With respect to currency risk, by entering into currency futures and options thereon on U.S. and foreign exchanges, each of New Asia Growth Fund and

         International Stock Fund can seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, a Fund can seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever New Asia Growth Fund or International Stock Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to "lock in" the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, a Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus if a Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to "lock in" the price in U.S. dollars of the securities it intends to acquire.

         Futures may also be used to manage cash flows into and out of the Funds. For example, The Asset Management Group or the Fund's Sub-Adviser may wish to be fully invested in a particular asset class. Through the use of futures, it can achieve this objective immediately while temporarily deferring industry and security selection, in the interest of timeliness.

         Futures strategies also can be used to manage the average duration of a Fund. If the investment adviser wishes to shorten the average duration of a Fund, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the investment adviser wishes to lengthen the average duration of a Fund, the Fund may buy a futures contract or a call option thereon.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and a Fund will not trade options on futures on any exchange or board of trade unless, in The Asset Management Group or the Fund's Sub-Adviser's opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.

         LIMITATIONS ON THE USE OF FUTURES

         Each Fund may purchase and sell futures contracts and options thereon, which will be limited in accordance with the Fund's investment policies and restrictions and to the extent necessary to maintain a Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require a Fund to segregate assets to cover its obligations under futures, or to cover its obligations by owning the assets underlying open futures contracts. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such losses are potentially significant and unanticipated changes may result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out future positions. Where a liquid secondary market does not exist, a Fund is unlikely to be able to control losses by closing out futures positions. Gains and losses on investments in options and futures depend on The Asset Management Group's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict a Fund's ability to purchase or sell certain futures contracts or related options on any particular day. For additional discussion of certain risks associated with the use of futures contracts and options thereon, see "Additional Risk Disclosure--Risks of Hedging Strategies."

FOREIGN CURRENCY TRANSACTIONS

         FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS

         New Asia Growth Fund and International Stock Fund may use options and futures on foreign currencies, and foreign currency forward contracts as described below, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         A Fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on other currencies, the values of which the Fund's Sub-Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         FOREIGN CURRENCY FORWARD CONTRACTS

         New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Each such Fund also may use foreign currency forward contracts for cross-hedging. Under this strategy, a Fund would increase its exposure to foreign currencies that the investment adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and the investment adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

         The cost to a Fund from engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a foreign currency forward contract, it relies on the other party to the transaction to make or take delivery of the underlying currency at the maturity of the contract. Failure by the other party to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the other party. Thus, there can be no assurance that a Fund will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the other party, a Fund might be unable to close out a foreign currency forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

         The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         LIMITATIONS ON THE USE OF FOREIGN CURRENCY FORWARD CONTRACTS

         New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if (1) completion of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid debt or equity securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily. Under normal circumstances, consideration of currency fluctuations will be incorporated into the longer term investment decisions made with regard to over all diversification strategies. However, the investment adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

COVER FOR HEDGING STRATEGIES

         Transactions using Hedging Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position in securities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Commission guidelines regarding cover for hedging transactions.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SPECIAL RISKS OF HEDGING STRATEGIES

         The use of Hedging Instruments involves special considerations and risks, including those described below.

         Successful use of most Hedging Instruments depends upon the investment adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the price of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

         There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the investment adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

         As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

ASSET BACKED SECURITIES

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in Asset Backed Securities. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Asset Backed Securities acquired by a Fund consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.

         The life of an Asset Backed Security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an Asset Backed Security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE BACKED SECURITIES

         Mortgage Backed Securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         Mortgage Backed Securities include GNMA Certificates, FNMA Certificates and FHLMC Participation Certificates. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The principal and interest of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. An FHLMC Participation Certificate is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage Backed Securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Such securities will be purchased for the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund, which will not purchase such securities) only when The Asset Management Group or its Sub-Adviser determines that they are readily marketable at the time of purchase.

         The average life of Mortgage Backed Securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, and foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage Backed Securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or the average life of a particular issue of pass-through certificates. As a result of these principal payment features, Mortgage Backed Securities are generally more volatile than other U.S. Government securities.

         The estimated average life of Mortgage-Backed Securities will be determined by The Asset Management Group or the Fund's Sub-Adviser and used for the purpose of determining the average weighted maturity of the Funds' portfolios. Various independent mortgage backed securities dealers publish average remaining life data using proprietary models and, in making such determinations for the Funds, The Asset Management Group or the Fund's Sub-Adviser might deem such data unreasonable if such data appears to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage backed securities dealers.

NON-MORTGAGE ASSET-BACKED SECURITIES

         The Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) also may invest in non-mortgage asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Such securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owing such assets and issuing such debt.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on any such obligation may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) that is not affiliated with the issuer of the obligation. Non-mortgage asset-backed securities will be purchased by the Funds only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by The Asset Management Group or the Fund's Sub-Adviser to be of comparable quality.

         The purchase of non-mortgage asset-backed securities involves considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in the underlying obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody of them. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect the security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, recoveries on repossessed collateral might not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses the owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities.

         Similarly, in the case of Asset-Backed Securities relating to credit card receivables, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit cards, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.

ILLIQUID SECURITIES

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in illiquid securities. The Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to a Fund within seven days after notice, FAs and most commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933 (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit.

         If otherwise consistent with its investment objective and policies, any of the Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by The Asset Management Group, acting under guidelines and procedures that are developed, established and monitored by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve

Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by a Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although The Asset Management Group does not believe that OTC options are generally illiquid, pending resolution of this issue, each Fund will conduct their operations in conformity with the views of the Commission staff.

BORROWINGS

         Each Fund (except New Asia Growth Fund and International Stock Fund) may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exists). If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

         The New Asia Growth Fund and International Stock Fund may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, for the clearance of transactions, to hedge against currency movements or for investment purposes. Each such Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

         Borrowing for investment purposes is generally known as "leveraging." Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.

         Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         Each of the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, The Asset Management Group or the Fund's Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily by The Asset Management Group or the Fund's Sub-Adviser. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of such Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which such Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds 30% (33 1/3% with respect to New Asia Growth Fund and International Stock Fund) of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. The Funds may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, The Asset Management Group, BISYS, or, the Sub-Advisers.

REPURCHASE AGREEMENTS

         Each of the Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by The Asset Management Group or the Fund's Sub-Adviser. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

OTHER INVESTMENT COMPANIES

         In connection with the management of its daily cash position, each Fund (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by The Asset Management Group. New Asia Growth Fund and International Stock Fund may also invest in securities issued by other investment companies by purchasing the securities of certain foreign investment funds or trusts called passive foreign investment companies.

         A Fund's investment in other investment companies may include shares of exchange traded funds (collectively, "ETFs"). ETFs are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF's performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

         Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each of the Funds intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company.

         As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund's expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies or trusts.

         Investments by the New Asia Growth Fund or International Stock Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS

         Each of the Funds (other than the Short Intermediate U.S. Government Securities Fund and Ultra Short Government Fund) may invest in Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are a pass-through vehicle created to issue multiclass Mortgage Backed Securities. REMICs may be organized as corporations, partnerships, or trusts and those meeting certain qualifications are not subject to double taxation. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests).

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         Each of the Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of any of the Funds' total assets absent unusual market conditions.

         The Funds will not start earning interest or dividends on when-issued securities until they are received. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date such Fund agrees to purchase the securities. Each Fund will segregate liquid assets in an amount at least equal in value to such Fund's commitment to purchase securities on a when-issued or forward commitment basis. If the value of these assets declines, the Fund will segregate additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                                   MANAGEMENT

         The Trustees are responsible for the overall management of the Funds, including establishing the Funds' policies and general supervision and review of their investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers, who administer the Funds' daily operations, are appointed by the Board of Trustees.

TRUSTEES AND OFFICERS

INTERESTED TRUSTEES. The table below sets forth certain information about each of the Trustees of the Trust who are "interested persons" of the Trust as defined by the 1940 Act.

                                                                                NUMBER OF
                                                                                PORTFOLIOS                OTHER
                      POSITION(S)   TERM OF OFFICE;                              IN FUND              DIRECTORSHIPS
 NAME, ADDRESS AND     HELD WITH     TERM SERVED IN   PRINCIPAL OCCUPATION(S)    COMPLEX                 HELD BY
        AGE              TRUST           OFFICE         DURING PAST 5 YEARS      OVERSEEN                TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Peter S. Ho*          Trustee       Indefinite;       Vice Chairman, Bank of        12      Rehabilitation Hospital Foundation;
111 South King                      Since: 5/04       Hawaii - Investment                   Hawaii Chapter of the American Red
Street, Honolulu,                                     Services Group (since                 Cross, the Hawaii Foodbank, Hawaii
Hawaii 96813                                          2004); Executive Vice                 Dental Service, Special Olympics of
Age: 39                                               President, Bank of                    Hawaii, and the Oceanic Institute.;
                                                      Hawaii - Commercial                   and Hawaii Pacific University.
                                                      Group (2003 - 2004);
                                                      Executive Vice
                                                      President/Senior Vice
                                                      President/Vice President,
                                                      Bank of Hawaii - Corporate
                                                      Banking (held such
                                                      positions from 1996 -
                                                      2003)
-------------------------------------------------------------------------------------------------------------------------------

* Mr. Ho is an "interested person" of the Trust, as defined by the 1940 Act, because of his employment with The Asset Management Group of Bank of Hawaii, the investment adviser to the Trust.

                                 (See next page)

INDEPENDENT TRUSTEES. The table below sets forth certain information about the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act.

                                                                              NUMBER OF
                                                                              PORTFOLIOS                  OTHER
                   POSITION(S) TERM OF OFFICE;                                 IN FUND                DIRECTORSHIPS
   NAME, ADDRESS    HELD WITH  TERM SERVED IN     PRINCIPAL OCCUPATION(S)      COMPLEX                   HELD BY
      AND AGE         TRUST        OFFICE           DURING PAST 5 YEARS        OVERSEEN                  TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Richard W.         Trustee     Indefinite;     President and Chief               12      Trustee of Cash Assets Trust and Hawaiian
Gushman, II        and         Since: 10/92    Executive Officer of OKOA,                Tax-Free Trust (registered investment
700 Bishop Street, Chairman                    Inc. (commercial real                     companies) (since 1993); Director of
Suite 200                                      estate) (since 1972);                     Oceanic Cablevision, Inc. (since 1998),
Honolulu, Hawaii                               Managing Partner of Summit                Servco Pacific, Inc. (distribution of
96813                                          Financial Resources                       automotive and other products), Outrigger
Age: 58                                        (financial services                       Hotels, Inc. (since 2000), and American
                                               company); Trustee (since                  Savings Bank (since 2002); Trustee of
                                               2000) and Chairman of the                 Hawaii Pacific University (since 1997);
                                               Board (since 2002) of the                 Board member of Aloha United Way, Boys and
                                               Estate of James Campbell                  Girls Club of Honolulu, and other
                                               (real estate holdings)*                   charitable and civic organizations.
-----------------------------------------------------------------------------------------------------------------------------------
Stanley W. Hong    Trustee     Indefinite;     President of Waste                12      Trustee of Cash Assets Trust and Hawaiian
4976 Poola Street              Since: 10/92    Management of Hawaii, Inc.                Tax-Free Trust (registered investment
Honolulu, Hawaii                               (landfill management) (since              companies) (since 1993); Member of the
96821                                          2002); Trustee of The King                Board of: First Insurance Co. of Hawaii,
Age: 68                                        Williams Charles Lunalilo                 Ltd., Lanihau Properties, Ltd., Diagnostic
                                               Trust Estate (since 2001);                Lab Services, Inc., WESTYE Group - West,
                                               President and Chief                       Inc.; Member of the Board of the following
                                               Executive Officer of The                  non-profit organizations:  Chaminade
                                               Chamber of Commerce of                    University of Honolulu, The Nature
                                               Hawaii (1996-2002)                        Conservancy of Hawaii, PBS Hawaii
                                                                                         Foundation, Heald College of Business &
                                                                                         Technology, Katuro Watanabe Charitable
                                                                                         Foundation, and Honolulu Festival
                                                                                         Foundation.

-----------------------------------------------------------------------------------------------------------------------------------
Russell K. Okata   Trustee     Indefinite;     Executive Director of the         12      Trustee of Cash Assets Trust and Hawaiian
1015 Wilder                    Since: 10/92    Hawaii Government Employees               Tax-Free Trust (registered investment
Avenue, #203                                   Association (since 1981)                  companies) (since 1993); Vice President of
Honolulu, Hawaii                                                                         the Hawaii State AFL-CIO (since 1972) and
96822                                                                                    the American Federation of State, County &
Age: 60                                                                                  Municipal Employees, AFL-CIO (since 1981);
                                                                                         Chairman of the Royal State Group (since
                                                                                         1988); Member of the Boards of Blood Bank
                                                                                         of Hawaii, Public Schools of Hawaii
                                                                                         Foundation, and other community
                                                                                         organizations.

-----------------------------------------------------------------------------------------------------------------------------------
Douglas Philpotts  Trustee**   Indefinite;     Retired.  Formerly Director,      12      Trustee of Cash Assets Trust and Hawaiian
55 Dowsett Avenue              Since: 10/92    Chairman of the Board and                 Tax-Free Trust (registered investment
Honolulu, Hawaii                               President of Hawaiian Trust               companies) (since 1993); Trustee of The
96817                                          Co., Ltd. (until 1994), a                 Strong Foundation (support of programs for
Age: 72                                        predecessor of The Asset                  Hawaiian youth) (since 1974).
                                               Management Group of Bank of
                                               Hawaii.

-----------------------------------------------------------------------------------------------------------------------------------
Oswald K. Stender  Trustee     Indefinite;     Trustee, Office of Hawaiian       12      Trustee of Cash Assets Trust and Hawaiian
1056 Maunawili                 Since: 10/92    Affairs (since 2000).                     Tax-Free Trust (registered investment
Kailua, Hawaii                                 Previously Retired.                       companies) (since 1993); Director of
96734                                                                                    Hawaiian Electric Industries, Inc., a
Age: 72                                                                                  public utility holding company (since
                                                                                         1993); former Trustee of the Bernice Pauahi
                                                                                         Bishop Estate (operation of school for
                                                                                         children of Hawaiian ancestry) (1990-1999);
                                                                                         Board member of various housing and real
                                                                                         estate associations and community
                                                                                         organizations.
-----------------------------------------------------------------------------------------------------------------------------------

* The Estate of James Campbell has entered into a routine credit agreement with a group of commercial banks, one of which is Bank of Hawaii, for which BNP Paribas acts as administrative agent. The agreement provides for a variety of term and revolving loans with a total lending commitment of $430 million, of which Bank of Hawaii's commitment is approximately $45 million, and is for a period of two years with certain rights of extension. The Trustees of the Trust (other than Mr. Gushman) who are not "interested persons" of the Trust as defined in the 1940 Act have determined that this is not a material relationship that might impair Mr. Gushman's independence, and that he should continue to be classified as a an independent Trustee of the Trust pursuant to the 1940 Act.

** Mr. Philpotts was previously deemed to be an "interested person" of the Trust, as defined in the 1940 Act, because of his ownership, as trustee of a revocable trust, of common stock of Bank of Hawaii. Such common stock has been sold and Mr. Philpotts is currently classified as a an independent Trustee of the Trust pursuant to the 1940 Act.

EXECUTIVE OFFICERS. The table below sets forth certain information about each of the Trust's executive officers.

                                                    TERM OF OFFICE
                             POSITION(S) HELD WITH   AND LENGTH OF
   NAME, ADDRESS AND AGE             TRUST            TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS*
------------------------------------------------------------------------------------------------------------------------------------
William P. Henry, Jr.       President               Indefinite;     Executive Vice President of Bank of Hawaii (2003); President
130 Merchant Street                                 Since 12/02     of Trinity Solutions, Inc. and advisor to CEO of Bank of
Suite 240                                                           Hawaii (2001-2002); Senior Vice President, Strategic Business
Honolulu, Hawaii 96813                                              Development of Jubilee Tech International (2000); Senior
Age:  40                                                            Manager of Marakon Associates (1991-1998).

------------------------------------------------------------------------------------------------------------------------------------
Irimga McKay                Executive Vice          Indefinite;     Executive Vice President, Client Services of BISYS Fund
3435 Stelzer Road           President               Since: 12/02    Services (since 1988).
Columbus, Ohio 43219
Age: 44

------------------------------------------------------------------------------------------------------------------------------------
Andrew Spencer              Executive Vice          Indefinite;     Vice President and Manager of Bank of Hawaii - Investment
130 Merchant Street         President               Since: 6/01     Products Division (since 2001); Assistant Vice President of
Suite 240                                                           M&T Bank (1998-2001); Manager of Xerox Corporation - Product
Honolulu, Hawaii 96813                                              Development (1988-1998).
Age: 38

------------------------------------------------------------------------------------------------------------------------------------
Jenna Alexander             Vice President          Indefinite;     Assistant Vice President and Product Manager, Investment
130 Merchant Street                                 Since: 3/03     Products Division of Bank of Hawaii (since 2000). Marketing
Suite 240                                                           Director, Megaxess, Inc. (1998-2000)
Honolulu, Hawaii 96813
Age: 28

------------------------------------------------------------------------------------------------------------------------------------
Alaina Metz                 Vice President          Indefinite;     Vice President, Regulatory Services of BISYS Fund Services -
3435 Stelzer Road                                   Since: 9/96     Blue Sky Compliance (since 1995).
Columbus, Ohio 43219
Age: 37

------------------------------------------------------------------------------------------------------------------------------------
Mark Sichley                Vice President          Indefinite;     Vice President, Client Services of BISYS Fund Services (since
3435 Stelzer Road                                   Since: 6/02     1987).
Columbus, Ohio 43219
Age: 45

------------------------------------------------------------------------------------------------------------------------------------
Bryan Haft                  Treasurer               Indefinite;     Vice President, Financial Services of BISYS Fund Services
3435 Stelzer Road                                   Since: 3/04     (since 1992).
Columbus, Ohio 43219
Age: 39

------------------------------------------------------------------------------------------------------------------------------------
Ryan M. Louvar              Secretary               Indefinite;     Counsel, Legal Services of BISYS Fund Services (since 2000);
60 State Street, Suite 1300                         Since: 12/03    Attorney, Hill, Farrer & Burrill LLP (1999 - 2000).
Boston, Massachusetts 02109
Age: 32

------------------------------------------------------------------------------------------------------------------------------------

* Each officer may have served in various other capacities for the same organization during the length of time served.

Audit Committee

         The Board of Trustees has an Audit Committee, whose function is to oversee the Trust's accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust's financial statements and the audit thereof. The Committee also acts as the Trust's "qualified legal compliance committee." The Audit Committee currently consists of each of the Independent Trustees. The Audit Committee held two meetings during the last fiscal year.

         Trustees of the Trust who are not officers or employees of the Trust, BISYS, The Asset Management Group or the Fund's Sub-Adviser are entitled to receive from the Trust a quarterly retainer and a fee for each Board of Trustees meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

         The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, BISYS, The Asset Management Group or the Fund's Sub-Adviser and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by The Asset Management Group for the periods indicated.

                                              PENSION OR                               TOTAL
                                              RETIREMENT                            COMPENSATION
                               AGGREGATE       BENEFITS       ESTIMATED            FROM TRUST AND
                             COMPENSATION     ACCRUED AS      BENEFITS              OTHER FUNDS
                                 FROM        PART OF FUND       UPON                 ADVISED BY
NAME OF TRUSTEE                TRUST (1)       EXPENSES      RETIREMENT    THE ASSET MANAGEMENT GROUP(1)(2)
---------------                ---------       --------      ----------    --------------------------------
Richard W. Gushman II           $25,500          None           None                        $72,100
Stanley W. Hong                 $25,500          None           None                        $70,100
Russell K. Okata                $25,500          None           None                        $70,100
Douglas Philpotts               $25,500          None           None                        $64,100
Oswald K. Stender               $25,500          None           None                        $70,100

(1) Provided for the fiscal year ended July 31, 2003. The Mid-Cap Fund was not operational as of July 31, 2003

(2) In addition to the Trust, each of the Trustees, except Mr. Ho, served on the boards of two other investment companies advised by The Asset Management Group, comprising four separate funds.

TRUSTEE OWNERSHIP OF SECURITIES. The table below sets forth the extent of each Trustee's beneficial interest in shares of the Funds as of December 31, 2003. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Funds held by members of a Trustee's immediate family.

                                                 RICHARD W.                       RUSSELL K.        DOUGLAS        OSWALD K.
                               [PETER S. HO]      GUSHMAN      STANLEY W. HONG      OKATA          PHILPOTTS        STENDER
-----------------------------------------------------------------------------------------------------------------------------
New Asia Fund                        a               e                a                a               b              a
-----------------------------------------------------------------------------------------------------------------------------
International Fund                   a               e                a                a               c              a
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                       a               e                a                a               c              a
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund                         a               a                a                a               a              a
-----------------------------------------------------------------------------------------------------------------------------
Growth Stock Fund                    a               e                a                b               d              a
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund               a               b                a                b               a              a
-----------------------------------------------------------------------------------------------------------------------------
Value Fund                           a               d                a                a               a              a
-----------------------------------------------------------------------------------------------------------------------------
Diversified Fixed Income Fund        a               e                a                a               a              a
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Securities Fund             a               e                a                a               c              a
-----------------------------------------------------------------------------------------------------------------------------
Short Intermediate U.S.              a               a                a                a               a              a
Government Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Short Intermediate          a               e                a                a               a              a
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Ultra Short Government Fund          a               e                a                a               a              a
-----------------------------------------------------------------------------------------------------------------------------

NOTE:     a = None    b = $1 - $10,000    c = $10,001 - $50,000    d = $50,001 - $100,000    e = Over $100,000

         As of April 1, 2004, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund, except for Mr. Philpotts, who, as trustee of a revocable trust, owned 4.24% of the Class A Shares of the Tax-Free Securities Fund.

         Officers, trustees, directors, employees and retired employees of the Trust, The Asset Management Group and its affiliates, and BISYS and its affiliates, and their spouses and children, may purchase Class A shares of the Funds with no sales charge, as the Board of Trustees believes that sales to such persons do not involve the normal types of sales efforts associated with distribution of the Trust's shares. In addition, from time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. It currently has such arrangements with an estate of which Mr. Gushman is a trustee.

INVESTMENT ADVISER

         Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), each of the Funds is advised by The Asset Management Group of Bank of Hawaii, located at 111 S. King Street, Honolulu, Hawaii 96813, an investment adviser registered with the Commission. Subject to the supervision of the Board of Trustees (and, in the case of the New Asia Growth Fund, Small Cap Fund and International Stock Fund, the delegation of certain of its duties to Sub-Advisers), The Asset Management Group provides a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Asset Management Group provides services under the Advisory Agreement in accordance with each of the Funds' investment objectives, policies, and restrictions.

        For its services under the Advisory Agreement, The Asset Management Group receives compensation from each Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by each Fund to The Asset Management Group is set forth in the prospectus. Effective October 1, 2002, the Adviser's fees for the New Asia Growth Fund, International Stock Fund and Small Cap Fund were reduced to 0.40%, 0.45% and 0.50% of average net assets, respectively, and those Funds assumed the Adviser's previous obligation to pay fees to their Sub-Advisers.

                                 (See next page)

         The following table sets forth the aggregate fees paid by each Fund pursuant to its Advisory Agreement for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001:

                 COMPENSATION PAID TO THE ASSET MANAGEMENT GROUP

                          UNDER THE ADVISORY AGREEMENT

                        FOR THE FISCAL YEAR ENDED        FOR THE FISCAL YEAR ENDED      FOR THE FISCAL YEAR ENDED
                                JULY 31, 2003                   JULY 31, 2002                  JULY 31, 2001
                                -------------                   -------------                  -------------
                         AGGREGATE                      AGGREGATE                       AGGREGATE
                       ADVISORY FEE                    ADVISORY FEE                   ADVISORY FEE
                           PAID         AGGREGATE          PAID         AGGREGATE         PAID          AGGREGATE
      FUND*           (AFTER WAIVER)    FEE WAIVED    (AFTER WAIVER)    FEE WAIVED    (AFTER WAIVER)    FEE WAIVED
      -----           --------------    ----------    --------------    ----------    --------------    ----------
New Asia
Growth Fund             $  102,192             N/A      $  191,442             N/A      $  228,821             N/A

International
Stock Fund              $  243,271      $   53,799      $  612,440      $   61,243      $  973,751      $   97,374

Small Cap Fund          $  344,279      $   68,043      $  755,904      $   75,589      $  416,451      $   41,645

Growth Stock Fund       $1,951,135             N/A      $2,448,446             N/A      $3,800,608             N/A

Growth and
Income Fund             $1,095,498             N/A      $1,273,550             N/A      $1,664,808             N/A

Value Fund              $1,632,669             N/A      $1,880,052             N/A      $1,755,501             N/A

Diversified
Fixed Income
Fund                    $1,090,580      $  363,527      $1,065,852      $  355,284      $1,103,194      $  367,731

Tax-Free
Securities Fund         $1,994,142      $  664,714      $2,100,198      $  700,066      $2,055,656      $  685,219

Short Intermediate
U.S. Government
Securities Fund         $  186,203      $  158,870      $  166,548      $  134,964      $   87,338      $   58,227

Tax-Free Short
Intermediate
Securities Fund         $  223,788      $   55,946      $  189,890      $   47,472      $  169,644      $   42,410

Ultra Short
Government Fund         $  414,754      $  456,762      $  522,624      $  498,919      $  111,466      $  199,033

* The Mid-Cap Fund was not operational as of July 31, 2003

         The Advisory Agreement provides that The Asset Management Group will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement will continue in effect with respect to each Fund provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to any Fund on 60 days' written notice by either party and will terminate automatically if assigned (as defined in the 1940 Act).

         From time to time, the Funds, to the extent consistent with their investment objectives, policies and restrictions, may invest in securities of companies with which The Asset Management Group has a lending relationship.

SUB-ADVISERS

         First State (Hong Kong) LLC ("First State"), located at 3 Exchange Square, 8 Connaught Place Central, Hong Kong, serves as Sub-Adviser to the New Asia Growth Fund. It is an indirect, wholly owned subsidiary of Commonwealth Bank of Australia, an international financial services company listed on the Australian Stock Exchange.

         Hansberger Global Investors, Inc. ("Hansberger"), located at 515 East Las Olas Blvd, Ft. Lauderdale, Florida, serves as Sub-Adviser to the International Stock Fund. It is a wholly-owned subsidiary of the Hansberger Group, Inc.

         Nicholas Applegate Capital Management ("NACM" or "Nicholas Applegate"), located at 600 W. Broadway, San Diego, California 92101, serves as Sub-Adviser to the Small Cap Fund. It is an indirect, wholly owned subsidiary of Allianz AG, one of the world's leading financial services companies.

         Bankoh Investment Partners, LLC ("BIP"), located at 130 Merchant St., Suite 240, Honolulu, HI 96813, serves as Sub-Adviser to the Mid-Cap Fund. It is a non-banking subsidiary of Bank of Hawaii, and is principally engaged in the business of investment management for institutions.

         Pursuant to sub-advisory agreements with The Asset Management Group (with respect to NACM and First State) and the Mid-Cap Fund (with respect to BIP) (each a "Sub-Advisory Agreement"), each Sub-Adviser provides a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents in the Funds, subject to supervision of The Asset Management Group and the Board of Trustees.

         For its services, the Funds pay the Sub-Advisers a fee computed daily and payable quarterly. The following table sets forth the aggregate fees paid to each Sub-Adviser for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001:

                                                                                       ACTUAL FEE PAID FOR FISCAL YEAR ENDED
                                                                                                   JULY 31, (1), (2)
                                                                                                   -----------------
            SUB-ADVISER                       FUND            ADVISORY FEE RATE          2003        2002             2001
            -----------                       ----            ------------------       ---------   --------         --------
First State (Hong Kong) LLC           New Asia Growth Fund   0.50% of average net      $  90,161   $106,177         $127,072
                                                             assets
Nicholas Applegate Capital            International Stock    0.65% of average net      $ 292,784   $391,980         $609,014
Management(3)                         Fund                   assets
Hansberger Global Investors, Inc.     International Stock    0.60% of average net      $     N/A   $    N/A         $    N/A
(3)                                   Fund                   assets
Nicholas Applegate Capital            Small Cap Fund         0.60% of average net      $ 328,971   $440,961         $249,612
Management                                                   assets
Bankoh Investment Partners LLC        Mid-Cap Fund           0.20% of average net      $    N/A    $    N/A         $    N/A(2)
                                                             assets

(1) Fees paid prior to October 1, 2002 were paid by the Adviser to each Sub-Adviser. Effective October 1, 2002, the New Asia Growth Fund, International Stock Fund and Small Cap Fund assumed the Adviser's previous obligation to pay fees to their Sub-Advisers. Amounts shown for 2003 therefore include the total amount of compensation received by each Sub-Adviser from the Adviser and the respective Fund. For the Sub-Advisers' services, the Funds pay the Sub-Advisers as follows: New Asia Growth Fund - 0.50% of the Fund's average daily net assets; International Stock Fund - 0.65% of the first $50 million of the Fund's average daily net assets and 0.60% of its average daily net assets in excess of $50 million; and Small Cap Fund - 0.60% of the first $50 million of the Fund's average daily net assets and 0.55% of its average daily net assets in excess of $50 million.

(2)      The Mid-Cap Fund was not operational as of July 31, 2003.

(3) Effective June 1, 2004, Hansberger replaced NACM as the sub-adviser of the International Stock Fund.

         Each Sub-Advisory Agreement has provisions limiting the liability of the Sub-Adviser similar to those in the Advisory Agreement. The Sub-Advisory Agreements will continue in effect beyond their initial two year terms, provided their continuance is approved annually in the same manner as the Advisory Agreement. Each Sub-Advisory Agreement may be terminated at any time with respect to a Fund without penalty on 60 days' written notice by either party, by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities. Each Sub-Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act).

         The Trust has filed an application with the Commission requesting an order for relief from certain provisions of the 1940 Act which require shareholder approval of sub-advisory agreements and material amendments to such agreements. While there can be no assurance, the SEC has approved numerous similar applications in the past, and the Trust expects the SEC to issue the order requested by the Trust. In addition, the SEC has proposed a new rule under the 1940 Act, which would permit such operation without the necessity of obtaining such an order.

         If such order is granted (or such rule is adopted), the ability of Adviser to implement the multi-manager arrangements will likely be subject to a number of conditions, which may include some or all of the following: (i) the multi-manager arrangement must be approved by the shareholders of each Fund adopting the arrangement; (ii) the Trust would be required to provide shareholders of a Fund an information statement containing details about a sub-adviser, the sub-advisory agreement, and the sub-advisory fee within 90 days of hiring a new sub-adviser; (iii) the Board of Trustees would be required to determine that any change in sub-advisers is in the best interests of the Fund;
(iv) the Adviser would be required to provide the Board with information about its profitability with respect to the Fund on a quarterly basis; (v) whenever a sub-adviser is retained or terminated, the Adviser would be required to provide an analysis of the effect of the change on its profitability; and (vi) no trustee or officer of the Fund would be permitted to own any interest in a sub-adviser, subject to certain exceptions.

BOARD DETERMINATIONS

          SEPTEMBER 2003 INVESTMENT ADVISORY AGREEMENT APPROVAL

         In determining whether to approve and/or renew the Funds' Investment Advisory Agreement, the Board of Trustees evaluates information provided by The Asset Management Group in accordance with section 15(c) of the 1940 Act. At its most recent renewal meeting in September 2003 with respect to each of the Funds (except Mid-Cap Fund), the Board considered a number of factors, including the quality of the services provided to the Funds by The Asset Management Group, fees and expenses borne by the Funds, and financial results of The Asset Management Group.

         In reviewing the quality of the services provided to the Funds, the Board noted among other things that in most cases the Funds had performed in the top 50% of a peer group of comparable funds during the twelve months ended July 31, 2003. Although this was not true for the New Asia Growth Fund, it performed in the top 50% of its peer group for the three months, the calendar year to date and the five years ended July 31, 2003. In addition, although the relatively recently organized Value Fund had continued to underperform its peer group, for the first seven months of 2003 it performed at about the median of its peer group. The Board also considered the quality and depth of The Asset Management Group's organization in general and of the investment professionals currently providing services to the Funds.

         In reviewing the total fees and expenses borne by the Funds, the Board noted among other things that the advisory fees for many of the Funds were at or below the median for comparable funds during the twelve months ended July 31, 2003 and in most other cases the Funds' total fees and expenses were at or about the median for comparable funds during the period. Although the Small Cap Fund's advisory fees and total expenses were above the median for comparable funds, that Fund overall had achieved very good performance for the period compared to its peer group.

         The Board of Trustees did note that the performance of the International Stock Fund had continued to be below average for the year and for the period since inception of the Fund, and that its advisory fees and expenses continued to be above average compared to its peer group. At the recommendation of The Asset Management Group, the Board of Trustees, at a meeting held on March 30, 2004, selected Hansberger to replace NACM as the sub-adviser of the Fund.

         Based on its review, the Board concluded that the advisory fees and expenses of the Funds were fair, and that continuation of the Investment Advisory Agreement was in the best interest of the Funds' shareholders.

         DECEMBER 2003 MID-CAP FUND INVESTMENT ADVISORY AGREEMENT APPROVAL

         At its meeting in December 2003 with respect to the Mid-Cap Fund, the Board considered a number of factors, including the capabilities, quality and depth of The Asset Management Group to provide services to the Fund, fees and expenses to be borne by the Fund, and financial capabilities of The Asset Management Group.

         In reviewing the capabilities of The Asset Management Group, the Board noted, among other things, their experience and familiarity with The Asset Management Group's performance, operations and personnel in respect of the other series of Pacific Capital Funds, and the nature, quality and extent of the investment advisory services expected to be provided by The Asset Management Group with respect to the Fund.

         In reviewing the total fees and expenses to be borne by the Fund, the Board noted, among other things, that under the current fee waiver arrangements, the aggregate advisory and sub-advisory fees that will be paid by the Fund, and the total projected expenses of the Funds, compare favorably to peer groups of funds representing similar investment objectives, projected asset size and distribution channels.

         Based on its review, the Board concluded that the advisory fees and expenses of the Fund were fair, and that approval of the Investment Advisory Agreement with respect to the Fund was in the best interest of the Fund's shareholders.

         APPROVALS OF SUB-ADVISORY AGREEMENTS

         In determining whether to approve and/or renew the Investment Sub-Advisory Agreements for the New Asia, International Stock and Small Cap Funds in September 2003, the Board of Trustees evaluates information provided by the respective Sub-Advisers in accordance with section 15(c) of the 1940 Act, of the same types as the information provided by The Asset Management Group. Based on its review, the Board concluded that the sub-advisory fees of the Funds were fair, and that continuation of the Sub-Advisory Agreements was in the best interest of the Funds' shareholders. The Board determined to continue to closely monitor the future performance of the International Stock Fund and, as indicated above, in March 2004, at the recommendation of The Asset Management Group, the Board selected Hansberger as the new Sub-Adviser to the Fund, subject to shareholder approval.

         At its meetings in December 2003 with respect to the Mid-Cap Fund and March 2004 with respect to the International Stock Fund, the Board considered the same types of factors as referred to above with respect to its approval of the Investment Advisory Agreement for such Funds. These included the favorable past performance record of mid-cap accounts managed by the personnel who would be managing the Funds, and information regarding the Sub-Advisers' respective ownership structures, investment management experience, personnel, clients, assets under management and investment philosophies and processes. The Board also reviewed the backgrounds of the investment professionals who would be providing services to the Funds and discussed each organization's compliance procedures. Based on its reviews, the Board concluded that the proposed sub-advisory fees of the Funds were fair, and that approval of the proposed Sub-Advisory Agreements was in the best interest of the Funds' shareholders.

ADMINISTRATOR AND DISTRIBUTOR

         Under its Administration Agreement with the Trust, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by The Asset Management Group. BISYS and BISYS Ohio are each a wholly-owned subsidiary of The BISYS Group, Inc. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, BISYS Ohio is entitled to receive a fee from each Fund, computed daily and paid monthly, at an annual rate equal to 0.16% of the average daily net assets of the Fund. Prior to February 1, 2002, BISYS Ohio was entitled to receive a fee from each Fund computed at an annual rate equal to 0.20% of the average daily net assets of the Fund.

         The following table sets forth the aggregate fees paid, after giving effect to fee waivers, by each Fund to BISYS for services provided for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001:

                           COMPENSATION PAID TO BISYS
                       UNDER THE ADMINISTRATION AGREEMENT
                                 (AFTER WAIVERS)

                                                        FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                           ENDED            ENDED            ENDED
                      FUND*                            JULY 31, 2003    JULY 31, 2002    JULY 31, 2001
                      -----                            -------------    -------------    -------------
New Asia Growth Fund                                      $ 32,058         $ 31,907         $ 38,137
International Stock Fund                                  $ 86,080         $ 97,991         $155,802
Small Cap Fund                                            $108,871         $120,945         $ 66,633
Growth Stock Fund                                         $390,231         $489,694         $760,129
Growth and Income Fund                                    $219,102         $254,712         $332,965
Value Fund                                                $326,537         $376,014         $351,103
Diversified Fixed Income Fund                             $387,764         $378,972         $392,249
Tax-Free Securities Fund                                  $709,033         $746,742         $731,056
Short Intermediate U.S Government Securities Fund         $ 93,123         $ 83,121         $ 43,670
Tax-Free Short Intermediate Securities Fund               $ 83,921         $ 71,209         $ 63,616
Ultra Short Government                                    $150,336         $198,656         $ 64,006

* The Mid-Cap Fund was not operational as of July 31, 2003.

         The Administration Agreement contains provisions limiting the liability of BISYS Ohio and requiring its indemnification by the Trust similar to those in the Advisory Agreement. The Administration Agreement will continue in effect until June 30, 2006, and from year to year thereafter, unless terminated at any time by either party for cause (as defined in the Agreement), or at the end of any such period, on 60 days' written notice. If the Agreement is terminated by the Trust prior to the end of any such period for any reason other than cause, the Trust is required to make a one-time liquidated damages payment to BISYS Ohio equal to the lesser of six month's fees or the fees due for the balance of the term.

         BISYS Ohio has entered into a Sub-Administration Agreement with the Bank of Hawaii, an affiliate of the Adviser, effective January 1, 2003, which provides that Bank of Hawaii shall assist BISYS Ohio in performing certain administrative services to the Funds. For its services, Bank of Hawaii is entitled to receive a fee from BISYS Ohio, computed and paid monthly, at a maximum annual rate equal to 0.05% of the average daily net assets of the Fund. As of June 13, 2003, Bank of Hawaii is receiving a fee from BISYS Ohio computed at an annual rate equal to 0.03% of the average daily net assets of each Fund. Since the fee paid to Bank of Hawaii under the Sub-Administration Agreement is paid by BISYS Ohio from the fee received by it under the Administration Agreement, the overall administration fee and overall expense ratio of the Funds are not increased.

         The Sub-Administration Agreement contains provisions limiting the liability of Bank of Hawaii and requiring its indemnification by BISYS Ohio similar to those in the Administration Agreement. The Sub-Administration Agreement will continue in effect with respect to each Fund for such time as the Administration Agreement is in effect with respect to such Fund.

         The Trust has also retained BISYS Ohio to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement. For services provided under the Agreement, BISYS Ohio is entitled to receive a fee an annual fee of $20,000 from each Fund, and an additional fee of $15,000 annually from each Fund for each additional class of shares, which fees are payable in monthly increments. The fees are subject to increase annually following the first year of the initial term to reflect any annual percentage increase in the Consumer Price Index published by the U.S. Department of Labor. Prior to February 1, 2002, BISYS was paid at an annual rate equal to 0.03% of the average daily net assets of the Fund up to $300 million, 0.025% of the next $250 million of average daily net assets, and 0.02% of the Fund's average daily net assets in excess of $550 million. The term of the Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust's Administration Agreement with BISYS Ohio.

         The following table sets forth the aggregate fees paid by each Fund to BISYS Ohio for fund accounting services for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001:

                         COMPENSATION PAID TO BISYS OHIO
                       UNDER THE FUND ACCOUNTING AGREEMENT

                                         FISCAL YEAR     FISCAL YEAR       FISCAL YEAR
                                            ENDED           ENDED             ENDED
             FUND*                      JULY 31, 2003    JULY 31, 2002    JULY 31, 2001
             -----                      -------------    -------------    -------------
New Asia Growth Fund                       $ 17,100         $ 15,961         $ 14,920
International Stock Fund                   $ 33,178         $ 36,143         $ 45,050
Small Cap Fund                             $ 25,257         $ 28,501         $ 17,392
Growth Stock Fund                          $ 77,968         $ 96,057         $137,536
Growth and Income Fund                     $ 45,396         $ 52,642         $ 67,076
Value Fund                                 $ 65,877         $ 74,781         $ 70,686
Diversified Fixed Income Fund              $ 81,551         $ 78,071         $ 83,530
Tax-Free Securities Fund                   $158,335         $155,624         $154,324
Short Intermediate U.S. Government
 Securities Fund                           $ 27,481         $ 23,146         $ 11,189
Tax-Free Short Intermediate
 Securities Fund                           $ 23,961         $ 22,019         $ 19,055
Ultra Short Government Fund                $ 72,658         $ 84,349         $ 29,639

* The Mid-Cap Fund was not operational as of July 31, 2003.

         BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") has also entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Funds. For its services, BISYS is entitled to a distribution fee, as set forth in the Distribution and Shareholder Service Plans for each of the Class A and Class B shares ("Class A Distribution Plan" and "Class B Distribution Plan," respectively). The Class A Distribution Plan and the Class B Distribution Plan have been adopted pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Shareholder Service Plans" below.

         Pursuant to the Distribution Agreement, BISYS has agreed to use appropriate efforts to solicit orders for sales of shares of the Funds, but is not obligated to sell and specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify BISYS to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act. The Distributor and its affiliates may finance from its own resources certain activities intended to result in the distribution of the Funds' shares.

TRANSFER AGENT

         BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Transfer Agent for each of the Funds, for which it receives additional fees.

CODES OF ETHICS

         The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the "Code"). The Code restricts the investing activities of certain Fund officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.

         All persons covered by the Code are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by a Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of a Fund within periods of trading by the Fund in the same security and a ban on short-term trading in securities.

         In addition, the Adviser, each of the Sub-Advisers and Distributor have adopted a code of ethics under Rule 17j-1 of the Investment Company Act, which is designed to prevent affiliated persons of the Adviser, each of the Sub-Advisers and Distributor, respectively, from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds. There can be no assurance that such codes of ethics will be effective in preventing such activities.

         The Trust has adopted a supplemental code of ethics for Principal Officers and Senior Financial Officers ("Supplemental Code"). The Supplemental Code covers different matters than the Code adopted by the Trust pursuant to Rule 17j-1 under the 1940 Act. The Supplemental Code is intended to deter wrongdoing and promote: (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships, (ii) full, fair, accurate, timely and understandable disclosure in reports and documents filed with the Commission and in other public communications by the Trust, (iii) compliance with applicable law, (iv) prompt internal reporting of violations of the Supplemental Code and (v) accountability for adherence to the Supplemental Code.

PROXY VOTING

         The Trust's Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Funds (the "Policy"), pursuant to which the Board has delegated the responsibility for voting such proxies to the Adviser as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight. The Adviser, in accordance with the Policy, has further delegated the responsibility for voting proxies of those Funds advised by Sub-Advisers to such respective Sub-Advisers.

         A conflict of interest may be deemed to occur when the Adviser or Sub-Adviser or one its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, which may compromise the Adviser's or Sub-Adviser's independence of judgment and action in judging the proxy. If such a conflict occurs, the Adviser or Sub-Adviser is required to submit a report to the Board of Trustees indicating the nature of the conflict of interest and how it was resolved.

         Effective August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-258-9232, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

         Certain information regarding the proxy voting policies of the Adviser and each of the Sub-Advisers is summarized below.

         THE ADVISER, HANSBERGER, NICHOLAS-APPLEGATE AND BIP

         The proxy voting policies and procedures of the Adviser, Hansberger, Nicholas-Applegate and BIP are similar. Each has established a Proxy Committee that is primarily responsible for overseeing the proxy voting process. Each normally votes proxies according to written proxy voting guidelines (the "guidelines"), while taking into account recommendations from Institutional Shareholder Services ("ISS"), a third-party proxy voting service. The guidelines provide important frameworks for analysis and decision-making for the Adviser, Hansberger, Nicholas-Applegate and BIP; however they are not exhaustive and do not address all potential issues. The guidelines provide a certain amount of flexibility so that all relevant facts and circumstances, and the shareholders' best interests, can be considered in connection with every vote.

        In the case of a conflict of interest between the Adviser, Hansberger or Nicholas-Applegate and one of the Funds, the respective Proxy Committee will decide how to handle the voting of the proxy in the best interests of the Fund. The Proxy Committee of the Adviser may seek the recommendation of outside counsel or a similar third party. In the case of a conflict of interest between BIP and the Fund, BIP will vote in accordance with the predetermined guidelines if the guidelines indicate a "For" or "Against" on a specific issue, BIP will vote on the recommendation of ISS. If ISS does not cover the issue, BIP will seek the Fund's consent or the recommendation of an independent third party.

        The following summary sets forth the general positions of the Adviser, Hansberger, Nicholas-Applegate and BIP on various proposals.

   The Adviser

         Director Matters - The Adviser generally supports the election of a company's slate of nominees for directors. It reviews management proposals to change board structure or to impose a staggered or classified board of directors on a case-by-case basis. The Adviser typically supports shareholder proposals to require a majority of independent directors and independent nominating committees.

         Shareholder Rights - The Adviser usually votes for proposals to redeem poison pills and to provide for confidential voting. It typically does not support proposals to limit the right of shareholders to act by written consent, but supports proposals to amend companies' charter documents to make it more difficult for shareholders to call a special meeting.

         Compensation and Benefits Plans - The Adviser generally supports proposals to adopt stock option plans, employee stock purchase plans and management proposed compensation plans, but typically votes against proposals to adopt outside director stock option plans.

         Routine Matters - Ratification of auditors and changes to a company name are examples of items considered routine. The Adviser generally votes in favor of management's recommendations with respect to such items unless circumstances indicate otherwise.

   Hansberger

         Director Matters - Hansberger generally supports the election of a company's slate of nominees for directors, unless certain actions by the Directors warrant votes to be withheld (such as attending less than 75% of Board meetings). It reviews management proposals to limit the tenure of outside directors, impose mandatory retirement ages for outside directors and proposals requiring directors to own a minimum amount of company stock on a case-by-case basis.

         Shareholder Rights - Hansberger generally views anti-takeover proposals on a case-by-case basis. However, Hansberger generally opposes such proposals unless structured in such a away that they give shareholders the ultimate decision on any proposal or offer. Other issues impacting capital structure and shareholder rights are voted on a case-by-case basis.

         Compensation and Benefits Plans - Hansberger generally supports proposals to adopt stock option plans, employee stock purchase plans and management proposed compensation plans, but typically votes against proposals to adopt retirement plans for non-employee directors.

         Routine Matters - Hansberger generally votes for proposals regarding routine matters, including ratification of auditors.

   Nicholas-Applegate

         Director Matters - NACM normally votes in accordance with ISS recommendations regarding director nominees and proposals that boards be comprised of a majority of independent directors. It generally supports proposals for independent nominating committees and to repeal classified boards.

         Shareholder Rights - NACM normally votes in accordance with ISS recommendations regarding shareholder proposals to redeem poison pills and management proposals to ratify poison pills. It generally votes for confidential voting, but does not support restricting the right of shareholders to act by written consent or to call special meetings.

         Compensation and Benefits Plans - NACM normally votes in accordance with ISS recommendations regarding all proposals on incentive compensation plans (including option plans) for executives and directors.

         Routine Matters - NACM normally votes for proposals regarding routine matters, including ratification of auditors and changes to a company name.

   BIP

         Director Matters - BIP generally supports non-contested elections of directors and proposals that boards be comprised of a majority of independent directors. It generally supports proposals for independent nominating committees and to repeal classified boards.

         Shareholder Rights - BIP generally supports proposals to redeem poison pills and for cumulative voting. It generally votes for confidential voting, the right of shareholders to act by written consent and to call special meetings.

         Compensation and Benefits Plans - BIP generally votes on a case-by-case basis on director and executive compensation proposals.

         Routine Matters - BIP normally votes for proposals regarding routine matters, including ratification of auditors and changes to a company name.

        FIRST STATE

        The appropriate Portfolio Manager of First State votes proxies in accordance with First State's proxy voting guidelines. In the event of a conflict with the guidelines, the proxy materials are reviewed by the Chief Investment Officer, who determines if the proposal is reasonable by industry standards. Portfolio Managers have the discretion to take no action regarding proxy voting, and this will be the default position if a proposal is determined to be a non-contentious matter and there is no value to be gained by exercising proxy voting rights.

         First State's general positions on various proposals are as follows.

         Director Matters - First State generally votes on a case by case basis on proposals regarding the election of directors and proposals to have a majority of independent directors. It typically supports proposals to require independent board committees and declassify boards.

         Shareholder Rights - First State typically votes for proposals to adopt confidential voting. It reviews on a case-by-case basis shareholder proposals to redeem poison pills and management proposals to ratify poison pills. It typically votes against proposals limiting shareholders' right to act by written consent or to call meetings.

         Compensation and Benefits Plans - First State's focus is primarily on the transfer of shareholder wealth (the currency cost of pay plans to shareholders instead of simply focusing on voting power dilution). Consequently, it votes on a case by case basis on director and executive compensation proposals (including stock option plans).

         Routine Matters - First State normally votes for proposals regarding routine matters including ratification of auditors.

        In the case of a conflict of interest between First State and the New Asia Growth Fund, First State will vote in accordance with the predetermined guidelines. If the intended vote is contrary to the predetermined guidelines, the Compliance Manager and CEO will review the voting request and make a determination as to how to vote. The Compliance Manager will include in a monthly report any conflict of interest matter and how it was resolved.

                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

         The Trust has adopted for the Class A, Class B and Class C shares of the Funds the Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (each a "Plan" or "Distribution Plan" and collectively, the "Plans"). The Plans of each of the Funds were adopted by the Board of Trustees, including a majority of the trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to the Distribution Plans (the "Qualified Trustees").

         The Board of Trustees approved the continuation of the Class A Distribution Plan and the adoption of the C Distribution Plan to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products, in view of the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Board of Trustees approved the continuation of the Class B Distribution Plan by considering a variety of factors, including among others the continuing benefits of the Plan to the holders of the Trust's Class B shares, the expectations of the Trust's Class B shareholders, the importance to the Trust of the continued services of BISYS and the Adviser, the amounts expended for distribution services by BISYS which have not previously been reimbursed to it, the reasonable expectations of BISYS, and the adverse impact of termination of the Plan on the Trust's distributor and investment adviser;

         The Class A Distribution Plan provides that BISYS is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of the Fund attributable to the Fund's Class A shares. The Class B and C Distribution Plan each provide that BISYS is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund attributable to the Fund's Class B and C shares, respectively. The distribution fee compensates BISYS for the following: (a) payments BISYS makes to banks and other institutions and industry professionals, such as broker/dealers, including The Asset Management Group, BISYS and their affiliates or subsidiaries, pursuant to agreements in connection with providing sales and/or administrative support services to the holders of a Fund's Class A, B and C shares; and (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and BISYS' affiliates and subsidiaries) for distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing prospectuses to persons other than current Class A, B and C shareholders of a Fund, printing and distributing advertising and sales literature and reports to Class A, B and C shareholders in connection with the sale of a Fund's shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A, B and C shareholder inquiries. BISYS, either directly or through an affiliate, has agreed to use its fee revenue, past profits, or other resources to finance any fees payable to broker-dealers or other entities upon the sale of Class C shares, and will be reimbursed from the Class C Distribution Plan fees set forth above. These fees payable may include the advance of concession payments of 1.00% to dealers for sales of Class C shares.

         Until further notice, BISYS voluntarily intends to waive a portion of the Class A distribution fee for the current fiscal year to limit the fee to 0.25% of the average daily net assets value attributed to Class A shares on an annual basis. The distribution fees are paid to BISYS only to compensate or reimburse it for actual payments or expenses incurred as described above. The distribution fees paid by the Funds to BISYS for services provided under the Class A and Class B Distribution Plans for the fiscal year ended July 31, 2003, restated to reflect fee waivers, are set forth in the table below.

                                 (See next page)

Distribution fees paid under the Class A and Class B Distribution Plans were as follows*:

                                                                          AGGREGATE DISTRIBUTION FEES PAID
                                                                        FOR FISCAL YEAR ENDED JULY 31, 2003
                                                                        -----------------------------------
                                                                                  (AFTER WAIVER)
                                                                     CLASS A                           CLASS B
                                                                     -------                           -------
                                                              RETAINED                        RETAINED
                                                                 BY         PAID TO              BY           PAID TO
                      FUND                                     BISYS         OTHERS             BISYS         OTHERS
                      ----                                     -----         ------             -----          ------
New Asia Growth Fund                                            $ -         $  3,219                -         $  3,577
International Stock Fund                                          -            2,960                -            5,356
Small Cap Fund                                                    -            3,103                -           19,645
Growth Stock Fund                                                 -           27,028                -          130,796
Growth and Income Fund                                            -           13,318                -           73,519
Value Fund                                                        -            4,910                -           12,171
Diversified Fixed Income Fund                                     -           17,933                -           54,532
Tax-Free Securities Fund                                          -           30,105                -           50,789
Short Intermediate U.S. Government Securities Fund                -            7,517              N/A              N/A
Tax-Free Short Intermediate Securities Fund                       -            5,702              N/A              N/A
Ultra Short Government Fund                                       -           36,726                -           18,568

* The Class C Distribution Plan was not effective as of July 31, 2003.

         Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Each Distribution Plan may be terminated at any time with respect to any Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the appropriate class of the Fund. A Distribution Plan may not be amended to increase materially the amounts payable thereunder by a Fund without the approval of a majority of the outstanding voting securities of the appropriate class of the Fund, and no material amendment to the Distribution Plans may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

         In addition, BISYS may, from time to time, directly or through an affiliate, use its fee revenue, past profits, or other resources, without limitation, to pay promotional, administrative, shareholder support and other expenses to third parties, including broker-dealers, in connection with the offer and sale of shares of the Funds. During the fiscal year ended July 31, 2003, BISYS or its affiliates made such payments to Merrill Lynch Financial Data Services in the amount of $2,494 for the fiscal year ended 7/31/03.

                      CALCULATION OF YIELD AND TOTAL RETURN

YIELD

         The Funds may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                     YIELD = 2[( a-b ) to the 6th power - 1]
                                 cd

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds' net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

         The tax-equivalent yield for the Tax-Free Funds also may be computed by dividing that portion of the yield of the Funds which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Funds that is not tax-exempt.

         The yields for the Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Funds.

         In addition, investors should recognize that changes in the net asset values of shares of the Funds will affect the yields of such Funds for any specified period, and such changes should be considered together with a Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Funds may be useful in reviewing the performance of the Funds and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share of the Class A, Class B, Class C and Class Y shares for each Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

         Securities for which market quotations are readily available are valued at latest reported prices. Securities for which the primary market is a national securities exchange are valued at last reported sale prices. Securities traded on the National Association of Securities Dealers Automated Quotations National Market System are valued at the NASDAQ Official Closing Price. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotation of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts.

         In all cases, bid prices are furnished by reputable independent pricing services approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by The Asset Management Group in accordance with procedures adopted by the Trustees. These procedures delegate such determinations to a Pricing Committee comprised of officers of The Asset Management Group and other officers of the Trust, subject to ratification by the Board of Trustees at their next regular meeting (or more frequently if there is a significant valuation issue). The procedures require The Asset Management Group or relevant Sub-Adviser to determine an appropriate methodology for determining the fair value of such a security, subject to approval and regular monitoring by the Committee. Such methodologies may include, among other things, the cost of the security to a Fund; traditional valuation methods such as earning multiples, yield to maturity, and discounts from similar freely tradable securities; and assessments of matters such as the issuer's fundamental condition, market conditions, valuation of companies in the same or similar industries, values used by other holders and analysts, size of the Fund's position, recent trades of the same type or class of the issuers securities, outstanding offers to purchase the securities, and prospects for registration of restricted securities.

                               PURCHASE OF SHARES

         Reference is made to "Purchasing and Adding to Your Shares" in the Prospectuses for certain information as to the purchase of Fund shares. The various sales charge reductions and waivers described in the Prospectuses have been implemented to reflect the economies of scale associated with distribution activities as the amount of a sale increases, and to reflect the lower level of such activities necessary for sales to persons who are members of organized groups, participants in retirement plans, or associated with the Trust and its affiliates.

         At the Distributor's discretion various sales charge reductions and waivers are available to certain qualified groups. A qualified group is a group or association or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative or broker or dealer.

         Included within the qualified groups that are eligible for sales charge waivers are the following:

         - Current and retired trustees, directors, employees, and family members of the Trust, The Asset Management Group of Bank of Hawaii and its affiliates or any other organization that provides services to the Trust.

         - Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom Pacific Century Investment Services provides custodial services).

         - Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan, which by its terms permits purchases of shares.

         -        Other investment companies distributed by the Distributor.

         - Investors who purchase shares with the proceeds from recent redemption of shares of any non-money market mutual fund with a front-end load or back-end sales charge of equal or greater value.

         - Investors who purchase shares with the proceeds from the redemption of Class Y shares of the Trust.

         - Investors who purchase Fund shares through investment professionals who place trades for their own accounts or the accounts of their clients, and who charge such clients a management, consulting, advisory, or other fee for their services.

         At the time of purchase, you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.

         A Fund may offer up to four classes of shares: Shares of Class A are sold with an initial sales charge, shares of Class B and Class C are sold with a contingent deferred sales charge ("CDSC") and shares of Class Y are sold to eligible investors without a sales charge. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such Class. Class B shares automatically convert to Class A shares after approximately eight years. The offering of Class B shares by all Funds has been suspended since June 1, 2003 (except for reinvestment of Class B share dividends and exchanges of existing Class B shares between Funds). The suspension will remain in effect until further notice.

CLASS Y SHARES

         Class Y shareholders of any Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in the Fund's Class Y shares. The Board of Trustees has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the same Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in a Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their shareholdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may redeem their shares.

         Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders. However, such shareholders may not make additional purchases of Class Y shares, nor may they reinvest dividends and distributions in respect of their Class Y shareholdings.

SPECIMEN PRICE MARK-UP

         Under the current distribution arrangements between the Fund and the Distributor, Class A shares of New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund are sold at a maximum sales charge of 5.25%. Class A shares of Tax-Free Securities Fund and Diversified Fixed Income Fund are sold at a maximum sales charge of 4.00%. Class A shares of Short Intermediate U.S. Government Securities Fund and Tax-Free Short Intermediate Securities Fund are sold at a maximum sales charge of 2.25%. Class B, Class C and Class Y shares are sold at net asset value. Using the Growth Stock Fund's net asset value at July 31, 2003, an example of the determination of the maximum offering price of the Fund's shares is as follows (Class C shares were not available at such time):

CLASS A
Net asset value...............................................    $        7.60
Maximum sales charge (5.25% of offering price)................             0.42
                                                                  -------------
Offering price to public. ....................................    $        8.02
                                                                  =============

CLASS B
Net asset value and offering price to public..................    $        7.23
                                                                  =============

CLASS Y
Net asset value and offering price to public..................    $        7.79
                                                                  =============

                              REDEMPTION OF SHARES

         The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

REDEMPTION IN KIND

         The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to pay in cash all request for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of each Fund's portfolio securities, The Asset Management Group and the Fund's Sub-Adviser select such broker-dealers ("Broker-Dealers") as will, in their judgment, implement the policy of the Trust to achieve quality execution at favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. The Asset Management Group and the Fund's Sub-Adviser deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless they determine that better price or execution may be obtained by paying such commissions.

         In allocating transactions to Broker-Dealers, The Asset Management Group and the Fund's Sub-Adviser are authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, although a higher commission is generally not paid to brokers who supply brokerage and research services, The Asset Management Group and the Fund's Sub-Adviser have each adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting them to cause a Fund to pay commission rates in excess of those another Broker-Dealer would have charged if The Asset Management Group or the relevant Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or The Asset Management Group or the Sub-Adviser's overall responsibilities as to the accounts over which it exercises investment discretion.

         Research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. Such research services may be provided by broker-dealers by way of access to various computer generated data, computer hardware and software, support and backup systems and related maintenance costs for such computer-generated data, computer hardware and software. In addition, services and equipment which facilitate the execution and monitoring of securities transactions may be provided by broker dealers by providing rapid communications with financial markets and broker-dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to The Asset Management Group or a Sub-Adviser by or through broker-dealers.

         In circumstances where The Asset Management Group or a Sub-Adviser receives products or services that are used for certain administrative purposes, a "good faith" allocation analysis is performed to determine the amount that should be paid in hard dollars by the Asset Management Group or Sub-Adviser.

         Each year, The Asset Management Group assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and whether the Broker-Dealers are providing best execution, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the quality of the brokerage and research services they receive from Broker-Dealers and make judgments as to the level of business which would recognize such services. In addition, Broker-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. This may lead to carry over soft dollar credits that will be incorporated in the subsequent years soft dollar tracking. The Asset Management Group will determine when to use soft dollars based on research needs to provide maximum client account benefit. In no case is a Broker-Dealer excluded from receiving business from The Asset Management Group because it has not been identified as providing research services. To the extent applicable, each Sub-Adviser follows similar practices, as outlined below:

         The Asset Management Group and each Sub-Adviser have a fiduciary duty to achieve best execution for every trade. In order to determine best execution, the SEC has stated that "a money manager should consider the full range and quality of a Broker's services in placing brokerage including, among other things, the value of research provided as well as execution capability, commission rate, financial responsibility and responsiveness to the money manager." The Asset Management Group and each Sub-Adviser have adopted best execution policies and procedures designed to ensure it is achieving the most favorable execution terms reasonably available given the specific circumstances of each trade.

         Brokerage and research services provided by Broker-Dealers may be used to service any or all of the clients of The Asset Management Group or Sub-Adviser and/or may be used in connection with accounts other than those that pay commissions to the Broker-Dealer providing the brokerage and research services.

         Purchases and sales of debt securities are usually principal transactions. Each of the Funds may also purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing these securities transactions will consist primarily of dealer spreads and underwriting commissions. However, the Funds may use dealers to trade such securities on an agency basis for a stated commission in order achieve better price and execution

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are either traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. However, the Funds may use dealers to trade such securities on an agency basis for a stated commission in order achieve better price and execution. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         Although the Investment Adviser and Sub-Advisers make investment decisions for the Trust independently from those of their other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser or a Sub-Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser or Sub-Adviser, the Investment Adviser or Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser or Sub-Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

         Certain broker-dealers may be affiliates of Nicholas-Applegate Capital Management, including Dresdner Kleinwort Wasserstein Securities LLC ("Affiliated Brokers"). Nicholas-Applegate believes that it is in the best interests of the Funds for which it acts as Sub-Adviser to have the ability to execute brokerage transactions, when appropriate, through Affiliated Brokers. Accordingly, it intends to execute brokerage transactions on behalf of such Funds through Affiliated Brokers when appropriate and to the extent consistent with applicable laws and regulations. In such cases, the Affiliated Brokers will act as agent for the Fund, and Nicholas-Applegate will not enter into any transaction on behalf of the Funds in which an Affiliated Broker is acting as principal for its own account. In connection with such agency transactions, the affiliated Brokers will receive compensation in the form of brokerage commissions separate from Nicholas-Applegate's sub-advisory fee.

         As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. Accordingly, while each Fund (other than New Asia Growth Fund and International Stock Fund) anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. A high turnover rate for a Fund's portfolio involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when The Asset Management Group or a Sub-Adviser deems portfolio changes appropriate.

         For the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, purchase and sale transactions by Ultra Short Government Fund, Short Intermediate U.S. Government Securities Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund did not involve brokerage commissions. The total brokerage commissions paid by the other Funds for the fiscal years ended July 31, 2003, July 31, 2002, and July 31, 2001, are set forth in the table below:

                        BROKERAGE COMMISSIONS PAID BY CERTAIN FUNDS
                        -------------------------------------------
                                 TOTAL COMMISSIONS
                                  PAID FOR FISCAL   TOTAL COMMISSIONS   TOTAL COMMISSIONS
                                    FOR FISCAL        PAID FOR FISCAL          PAID
                                    YEAR ENDED          YEAR ENDED           YEAR ENDED
           FUND                   JULY 31, 2003       JULY 31, 2002        JULY 31, 2001
           ----                   -------------       -------------     ------------------
New Asia Growth Fund(1)             $  237,709          $  154,516          $  271,749
International Stock Fund(2)         $  382,571          $  585,554          $  730,667
Small Cap Fund(3)                   $  523,331          $  344,029          $  156,103
Growth Stock Fund(2)                $  272,494          $  413,759          $1,073,752
Growth and Income Fund(4)           $  203,400          $  228,835          $  268,617
Value Fund(5)                       $  518,891          $  418,018          $  616,727

1. The brokerage commission paid by the Fund increased during the fiscal year ended July 31, 2003 as compared to the fiscal year ended July 31, 2002 due to higher portfolio turnover. This is attributed to the active, disciplined, bottom-up investment process of the Sub-Adviser as well as increased investor activity.

2. The brokerage commission paid by the Fund decreased during the fiscal years ended July 31, 2003 and July 31, 2002 as compared to the fiscal year ended July 31, 2001 due to fluctuations in the asset size of the Fund.

3. The brokerage commissions paid by the Fund increased during the fiscal years ended July 31, 2003 and July 31, 2002 as compared to the fiscal year ended July 31, 2001 due to an increase in net inflows (contributions) into the Fund.

4. The brokerage commission paid by the Fund decreased during the fiscal years ended July 31, 2003 and July 31, 2002 as compared to the fiscal year ended July 31, 2001, due to the decrease in the size of the Fund. In addition, the equity strategy remained bullish and the Fund did not require repositioning as in prior years.

5. The brokerage commission paid by the Fund increased during the fiscal year ended July 31, 2003 as compared to the fiscal year ended July 31, 2002 due to an increase in net inflows (contributions) into the Fund.

         The amount of soft dollar credits as a percentage of total portfolio commissions and total commissions paid to firms which provided research, statistical, or other services to The Asset Management Group and the Sub-Advisers in connection with the management of the Funds, for the fiscal year ended July 31, 2003 are set forth below:

                                                                                TOTAL COMMISSION PAID TO
                                                                                 PROVIDERS OF RESEARCH,
                                     SOFT DOLLARS AS A PERCENTAGE OF TOTAL       STATISTICAL AND OTHER
              FUND                           PORTFOLIO COMMISSIONS                      SERVICES
              ----                           ---------------------                      --------
International Stock Fund ..........                  37.3%                              $782,642
Small Cap Fund ....................                  25.4%                              $521,673
Value Fund ........................                  34.4%                              $518,891
Growth Stock Fund .................                  40.0%                              $272,499
Growth and Income Fund ............                  36.0%                              $137,206

         During the fiscal year ended July 31, 2003, the Funds did not acquire securities of their regular broker-dealers or of their parents, as such terms are defined in Rule 10b-1 under the 1940 Act.

         During the fiscal years ended July 31, 2002 and 2003, there were no significant variations in the Funds' portfolio turnover rates from prior years.

                      FEDERAL AND HAWAIIAN TAX INFORMATION

         The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Funds. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.

FEDERAL TAX INFORMATION

         Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of each Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (b) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As regulated investment companies, the Funds will not be subject to federal income tax on their net investment income and net capital gains distributed to their shareholders, provided that they distribute to their shareholders at least 90% of their net investment income and tax-exempt income earned in each year.

         A 4% nondeductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. This excise tax would not apply to tax-exempt income of the Tax-Free Funds. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following January. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Income and dividends received by any of the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. Because each of Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Diversified Fixed Income Fund, Short Intermediate U.S. Government Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund is expected to limit their investment in foreign securities, these Funds will not be eligible to elect to "pass through" foreign tax credits to shareholders. New Asia Growth Fund and International Stock Fund invest primarily in foreign securities. If more than 50% in value of either such Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from such Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. New Asia Growth Fund and International Stock Fund will report annually to their respective shareholders the amount per share of such withholding taxes.

         Gains or losses on sales of portfolio securities by a Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where a Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal income tax purposes.

         If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Any loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         The amount of any gain or loss realized by a Fund on closing out a futures contract will generally result in a realized capital gain or loss for tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. In this regard, they will be deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the marked to market rule and the "60%/40%" rule. Newly-enacted Code Section 1259 will require the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., debt instruments and stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

         Currency transactions may be subject to Section 988 of the Code, under which foreign currency gains or losses would generally be computed separately and treated as ordinary income or losses. The Funds will attempt to monitor
Section 988 transactions to avoid an adverse tax impact.

CLASS B SHAREHOLDERS

         No gain or loss will be recognized by a shareholder upon the conversion of Class B shares to Class A shares.

FOREIGN SHAREHOLDERS

         Under the Code, distributions of net investment income (including distributions of short-term capital gains) by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trustor estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

OTHER MATTERS

         Investors should be aware that the investments to be made by the Funds may involve sophisticated tax rules such as the original issue discount, marked to market and real estate mortgage investment conduit ("REMIC") rules that would result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case a Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

SPECIAL TAX CONSIDERATIONS FOR NEW ASIA GROWTH FUND AND INTERNATIONAL STOCK FUND

         Due to investment laws in certain developing countries in Asia, it is anticipated that investments by New Asia Growth Fund and International Stock Fund in equity securities in such countries may consist of shares of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships, and International Stock Fund may make similar investments. Each such Fund may invest up to 10% of its total assets in securities of closed-end investment companies. If a Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. federal income tax purposes. The Fund may be subject to U.S. federal income tax, and an additional tax in the nature of interest, on a portion of the distributions from such a company and on gain from the disposition of the shares of such company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. A Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, a Fund may elect to "mark-to-market" at the end of each taxable year all shares that it holds in PFICs. If it makes this election, the Fund will recognize as ordinary income any increase in the value of such shares. Unrealized losses, however, will not be recognized. By making the mark-to-market election, a Fund can avoid imposition of the interest charge with respect to its distributions from PFICs, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.

SPECIAL TAX CONSIDERATIONS FOR THE TAX-FREE FUNDS

FEDERAL TAX INFORMATION

         The portion of total dividends paid by each of the Tax-Free Funds with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders of the Fund receiving dividends during such year. In order for a Tax-Free Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Fund's assets must consist of tax-exempt securities. In addition, the Fund must distribute 90% of the aggregate interest excludable from gross income (net of non-deductible expenses) and 90% of the investment company taxable income earned by it during the taxable year. Within 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103(a) of the Code received by such Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.

         The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. Further, exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income. Except for temporary defensive purposes, the Trust will not invest in the types of Municipal Obligations which would give rise to interest that would be treated as a preference subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely.

         In addition, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

         Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by a Tax-Free Fund should consult their tax advisers to determine whether exempt-interest dividends paid by the Fund with respect to such obligations retain their federal exclusions.

HAWAIIAN TAX INFORMATION

         The Tax-Free Funds, and dividends and distributions made by the Tax-Free Funds to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. If at the close of each quarter of a Tax-Free Fund's taxable year at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from Hawaii personal income tax (under either the laws of Hawaii or of the United States), the Fund will be entitled to pay dividends to its shareholders which will be exempt from Hawaii personal income tax. Similar exemptions may be available in other states with regard to the portion of tax-exempt dividends attributable to interest exempt from state taxation under federal law. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

         Interest on Hawaiian Municipal Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii franchise tax. This tax applies to, among others, banks, building and loan associations, industrial loan companies, financial corporations, and small business investment companies.

         Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Trust but will be subject to other state and local taxes.

OTHER MATTERS

         Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R.10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.

                               GENERAL INFORMATION

CAPITALIZATION

         The Trust was organized as a Massachusetts business trust on October 30, 1992, and currently consists of twelve separately managed series. The Board of Trustees may establish additional series in the future. Each series has unlimited transferable shares of beneficial interest, with no par value. When issued in accordance with the terms and procedures described in their respective Prospectuses, shares of the Funds are fully paid, non-assessable and freely transferable.

         Each series may be comprised by up to four classes of shares -- Class Y, Class A, Class B and Class C. The offering of Class B shares by all Funds was suspended effective June 1, 2003 (except for reinvestment of Class B share dividends and exchanges of existing Class B shares between Funds). The suspension will remain in effect until further notice.

         The Classes generally have identical rights with respect to the series of which they are a part, but there are certain matters which affect one class but not another. Currently, the only such matters are the existence of Distribution and Shareholder Service Plans with respect to each of Class A, Class B and Class C shares but not Class Y shares, the absence of any sales load with regard to the purchase of the Class Y shares, and the fact that a salesperson or any other person entitled to receive compensation for selling or servicing Class A, Class B, Class C or Class Y shares may receive different compensation with respect to one such Class over the other Class in the same Fund. Class A, Class B and Class C shares have different sales charges and other expenses which may affect performance. The Trust has a Prospectus for Class Y shares and separate Prospectuses for Class A, B and C shares of various Funds. Prospectuses may be obtained by calling the telephone number listed on the first page of the Prospectus.

VOTING

         Shareholders have the right to vote on the election of Trustees and on any and all matters as to which, by law or the provisions of the Declaration of Trust of the Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series.

         When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.

         As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in that Fund or portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund or portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of a Fund's property for any losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

PRINCIPAL SHAREHOLDERS

         As of April 1, 2004, the persons set forth below were known by the Trust to own of record or beneficially 5% or more of the Class A, Class B or Class Y shares, as applicable, of the indicated Fund. Class C Shares were not offered until June 1, 2004. It is expected that the Bank of Hawaii or its affiliates may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of each of the Funds, based upon the Bank of Hawaii's investment discretion for trust and other client accounts, with respect to which shares the Bank of Hawaii and its affiliates disclaim beneficial ownership. Such investment and/or voting power will change as the Bank of Hawaii and its affiliates periodically rebalance such accounts' holdings among the various Pacific Capital Funds and other investment options.

        Unless otherwise indicated, the address of STROBRO, REINCO and HAWCO is c/o Bank of Hawaii, P.O. Box 1930, Honolulu, HI 96805. In addition, unless otherwise indicated, the address of (a) Donaldson Lufkin Jenrette is P.O. Box 2052, Jersey City, NJ 07303; (b) FISERV Securities, Inc. is 2005 Market Street, One Commerce Square, Philadelphia, PA 19103; (c) Merrill Lynch Pierce, Fenner & Smith is 4800 Deer Lake Drive, Jacksonville, FL 32246; (d) SEI Trust Company is One Freedom Valley Drive, Oaks, PA 19456; (d) Smith Barney is 333 W. 34th Street, New York, NY 10001; (e) Union Bank is P.O. Box 85484, San Diego, CA 92186; (f) Vanguard Fiduciary Trust Company is Valley Forge, PA 19482; (g) Wells Fargo Bank is P.O. Box 1533, Minneapolis, MN 55480 and (h) all other record holders is 111 S. King St., Honolulu, HI 96813.

                                 (See next page)

                                 CLASS A SHARES

                       NEW     INTER-                               GROWTH            DIVERSIFIED
                      ASIA    NATIONAL  SMALL      MID-   GROWTH      AND                FIXED
                     GROWTH    STOCK     CAP       CAP     STOCK    INCOME   VALUE      INCOME
   RECORD HOLDER      FUND      FUND    FUND       FUND    FUND      FUND     FUND       FUND
   -------------      ----      ----    ----       ---     ----      ----     ----       ----
Donaldson Lufkin
Jenrette                                12.53%

Fiserv Securities,
Inc.                 83.31%    52.72%   42.32%    69.48%   83.66%   89.03%   84.65%      83.34%

Howard Hodel                                      24.42%

Merrill Lynch
Pierce, Fenner &
Smith                10.58%

Aaron Nghiem                                       6.10%

Pershing LLC                   21.13%                                         6.91%

SEI Trust Co.                           33.07%

Smith Barney Book
Entry                                                                                     5.09%

Vanguard Fiduciary
Trust Co.                      22.02%

                                                  SHORT
                                    TAX-FREE   INTERMEDIATE
                                      SHORT        U.S.
                       TAX-FREE   INTERMEDIATE  GOVERNMENT   ULTRA SHORT
                      SECURITIES  SECURITIES    SECURITIES    GOVERNMENT
   RECORD HOLDER         FUND         FUND          FUND         FUND
   -------------         ----         ----          ----         ----
Donaldson Lufkin
Jenrette

Fiserv Securities,
Inc.                    74.98%       89.05%       38.42%        99.60%

Howard Hodel

Merrill Lynch
Pierce, Fenner &
Smith                                 7.77%       60.58%

Aaron Nghiem

Pershing LLC

SEI Trust Co.

Smith Barney Book
Entry

Vanguard Fiduciary
Trust Co.

                                 CLASS B SHARES

                                                                      GROWTH             DIVERSIFIED
                        NEW ASIA                   SMALL    GROWTH      AND                 FIXED       TAX-FREE       ULTRA
                         GROWTH     INTERNATIONAL   CAP     STOCK     INCOME    VALUE      INCOME      SECURITIES      SHORT
RECORD HOLDER (1)         FUND       STOCK FUND     FUND     FUND      FUND      FUND       FUND          FUND     GOVERNMENT FUND
-----------------         ----       ----------     ----     ----      ----      ----       ----          ----     ---------------
Fiserv
Securities,
Inc.                     83.97%         98.86%      92.57%  97.86%    98.72%    98.49%      98.43%        96.96%        98.39%

Wells Fargo
Bank - Theo
Bean                     13.99%

                                 CLASS Y SHARES

                      NEW      INTER-                               GROWTH            DIVERSIFIED
                      ASIA    NATIONAL  SMALL      MID-   GROWTH      AND                FIXED
                     GROWTH    STOCK     CAP       CAP     STOCK    INCOME   VALUE      INCOME
RECORD HOLDER(1)      FUND      FUND    FUND       FUND    FUND      FUND     FUND       FUND
----------------      ----      ----    ----       ---     ----      ----     ----       ----
Hawco                                                                                    98.12%

Reinco               79.31%                               94.48%    93.17%

Strobro                        97.23%   83.25%    100.00%                    98.92%
Union Bank -
Nominee                                  6.30%

Vanguard
Fiduciary
Trust Co.            19.40%              7.03%                       6.01%

                                                  SHORT
                                    TAX-FREE   INTERMEDIATE
                                      SHORT        U.S.
                       TAX-FREE   INTERMEDIATE  GOVERNMENT   ULTRA SHORT
                      SECURITIES  SECURITIES    SECURITIES    GOVERNMENT
RECORD HOLDER(1)         FUND         FUND         FUND         FUND
----------------         ----         ----         ----         ----
Hawco

Reinco                  99.21%       99.97%       95.16%

Strobro                                                        96.48%

Union Bank -
Nominee

Vanguard
Fiduciary
Trust Co.

(1) The Fund does not believe such entity is the beneficial owner of Shares held of record by it.

                                    CUSTODIAN

         The Bank of New York ("BNY" or "Custodian") has been retained as Custodian for the Funds. With regard to each Fund, the Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of the Fund. For its services as Custodian, BNY receives an asset-based fee.

                        INDEPENDENT AUDITORS AND COUNSEL

         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Its office is located at 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215.

         Paul, Hastings, Janofsky & Walker LLP serves as independent legal counsel for the Trust and its independent Trustees. Its office is located at 515 South Flower Street, Los Angeles, California 90071.

                              FINANCIAL INFORMATION

         The Trust's 2003 Annual Report to Shareholders accompanies this SAI. The financial statements included in such Annual Report are incorporated in this SAI by reference. Such financial statements have been audited by the Trust's independent auditors, Ernst & Young LLP, as set forth in their report thereon that appears in such Annual Report. Such financial statements have been incorporated herein in reliance upon such report on the authority of such firm as experts in accounting and auditing. Additional copies of the Trust's 2003 Annual Report to Shareholders may be obtained at no charge by telephoning the Trust at the number on the front page of this SAI.

                             REGISTRATION STATEMENT

         The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A
                       RATINGS OF FIXED INCOME SECURITIES

         The following is a description of the ratings given by Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps, Inc. ("D&P"), Fitch Investor Service ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited("IBCA") and Thompson Bank Watch ("Thompson"), each an NRSRO, to corporate bonds and commercial paper.

CORPORATE BOND RATINGS

MOODY'S:

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

         A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P:

         AAA - This is the highest rating assigned by Standard &Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

         B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

         CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         CC - The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied

         CCC -- debt rating. The Crating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L - The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

         * - Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

D&P:

         AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA- - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

         BBB+, BBB, BBB - Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         BB+, BB, BB- - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

         B+, B, B- - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

         CCC - Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

         DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

         DP - Preferred stock with dividend arrearages.

FITCH IBCA:

         AAA - Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB - Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         BB - Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B - Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1'.

         NR - indicates that Fitch IBCA does not rate the issuer or issue in question.

         Withdrawn - A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RatingAlert - Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

THOMSON:

         Thomson rates only bank debt.

         AAA - Bonds rated AAA have a very high ability to pay interest and principal on a timely basis.

         AA - Bonds rated AA have a superior ability to pay interest and repay principal with limited incremental risk versus AAA bonds.

         A - Bonds rated A have a strong ability to repay principal and interest, but could be more vulnerable to adverse internal and external developments.

         BBB - Bonds rated BBB have an acceptable capacity to pay interest and repay principal and are more vulnerable to risk than higher-rated obligations.

         BB, B, CCC, and CC, designations are assigned by Thomson to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. BB indicates the lowest degree of speculation and CC the highest degree of speculation. The D designation indicates that the long-term debt is in default.

         The ratings from AAA through CC may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                       CORPORATE COMMERCIAL PAPER RATINGS

MOODY'S:

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         P-1 (Prime-1) - Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

         Leading market positions in well established industries High rates of return on funds employed

         Conservative capitalization structures with moderate reliance on debt and ample asset protection - Broad margins in earnings coverage of fixed financial charges and high internal cash generation - Well established access to a range of financial markets and assured sources of alternate liquidity

         P-2 (Prime-2) - Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         P-3 (Prime-3) - Issuers rated P-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

S&P:

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

         A - Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.

         A-2 - Issues rated A-2 have a strong capacity for timely payments on issues. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 - Issues rated A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B - Issues rated B are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

         C - Issues rated C are short-term debt obligations with a doubtful capacity for payment.

         D - This rating indicates that the issue is either in default or is expected to be in default upon maturity.

         D&P:

         Duff 1+ - The Duff 1+ rating for corporate commercial paper indicates the highest certainty of timely payment. Corporate commercial paper with very high certainty of payment, excellent liquidity and minor risk will be rated Duff
1. Corporate commercial paper with high certainty of timely payment, strong liquidity and very small risk will be rated Duff 1- .

         Duff 2 - The Duff 2 rating for corporate commercial paper indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

FITCH IBCA:

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F1 - Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D - Default. Denotes actual or imminent payment default.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1'.

         NR - indicates that Fitch IBCA does not rate the issuer or issue in question.

         Withdrawn - A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RatingAlert - Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

THOMSON:

         TBW-1 - The TBW-1 rating reflects a very high degree of likelihood that principal and interest will be timely repaid and paid.

         TBW-2 - Bank commercial paper rated TBW-2 has a strong degree of safety regarding payment.

         TBW-3 - Bank commercial paper rated TBW-3 is the lowest investment grade category, reflecting an adequate capacity to timely service principal and interest but more exposure to adverse internal and external developments than higher-rated issues.

         TBW-4 - Bank commercial paper rated TBW-4 indicates that the debt is regarded as non-investment grade and therefore speculative.

CORPORATE NOTE RATINGS

S&P:

         The two highest ratings for corporate notes are SP-1 and SP-2.

         SP-1 - Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.

         SP-2 - Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.

D&P:

         D-1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 - Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D-4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         D-5 - Issuer failed to meet scheduled principal and/or interest payments.

TAX EXEMPT BOND RATINGS

MOODY'S:

         Moody's ratings for U.S. Tax Exempt Municipal Bonds range from Aaa to C and utilize substantially the same definitional elements as are set forth under the Moody's section of the Corporate Bond Ratings descriptions on page A-1.

S&P:

         S&P's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the Moody's section of the Corporate Bond Ratings descriptions on page A-2.

D&P:

         D&P's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to DP and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Bond Ratings descriptions on page A-3.

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FITCH IBCA:

         Fitch IBCA's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Bond Ratings descriptions on page A-3.

TAX EXEMPT NOTE RATINGS

MOODY'S:

         MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

         Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

S&P:

         Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

         SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus designation.

         SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

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         SP-3 - Speculative capacity to pay principal and interest.

D&P:

         D&P's ratings for U.S. Tax Exempt Notes range from D-1+ to D-5 and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Notes Ratings descriptions on page A-9.

FITCH IBCA:

         Fitch IBCA's ratings for U.S. Tax Exempt Notes range from F-1 to D and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Notes Ratings descriptions on page A-9.

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